JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 38.5%
Australia — 1.0%
Adbri Ltd.	735	1,531
AGL Energy Ltd.	1,944	9,817
Alumina Ltd.	3,399	4,593
APA Group	399	2,704
AusNet Services Ltd.	885	1,629
Bendigo & Adelaide Bank Ltd.	477	2,911
BHP Group plc	845	26,673
Charter Hall Long Wale, REIT	1,372	4,695
CSR Ltd.	857	3,413
Dexus, REIT	685	4,986
Glencore plc*	1,280	6,667
Goodman Group, REIT	479	7,901
Insignia Financial Ltd.	1,668	4,184
Mirvac Group, REIT	2,971	5,506
Rio Tinto plc	415	29,238
Sonic Healthcare Ltd.	133	3,589
Telstra Corp. Ltd.	1,042	2,898
Woodside Petroleum Ltd.	286	5,118

		128,053

Austria — 0.1%
ANDRITZ AG	40	2,147
Erste Group Bank AG	74	3,447
Mondi plc	158	3,957
OMV AG	66	4,025

		13,576

Belgium — 0.2%
Ageas SA	85	4,077
Cofinimmo SA, REIT	30	4,457
Euronav NV(a)	269	2,217
KBC Group NV	53	4,569
Proximus SADP	237	4,842
Shurgard Self Storage SA	68	3,938
Telenet Group Holding NV	54	2,075
Warehouses De Pauw CVA, REIT	146	6,278

		32,453

Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	5,056	13,979
BB Seguridade Participacoes SA	705	3,084
Itau Unibanco Holding SA (Preference)	1,127	5,411
Yara International ASA	78	4,010

		26,484

Canada — 2.0%
Algonquin Power & Utilities Corp.(a)	223	3,177
Allied Properties, REIT	202	7,114
AltaGas Ltd.	161	3,310
Atco Ltd., Class I	73	2,471
Bank of Nova Scotia (The)	91	6,590
Barrick Gold Corp.	357	6,831
BCE, Inc.(a)	216	11,304
Canadian Apartment Properties, REIT	156	6,848
Canadian Imperial Bank of Commerce	76	9,580
Canadian National Railway Co.	71	8,700
Canadian Tire Corp. Ltd., Class A	26	3,811
Canadian Utilities Ltd., Class A	368	10,688
Capital Power Corp.	86	2,684
Chartwell Retirement Residences	83	809
Emera, Inc.	68	3,242
Enbridge, Inc.	270	11,434
Fortis, Inc.	243	11,548
Gibson Energy, Inc.(a)	146	2,804
Great-West Lifeco, Inc.	257	8,014
Hydro One Ltd.(b)	426	10,996
IGM Financial, Inc.	191	6,718
Keyera Corp.	142	3,344
Manulife Financial Corp.	403	8,399
Northland Power, Inc.	87	2,514
Nutrien Ltd.	126	8,829
Pembina Pipeline Corp.	343	10,888
Power Corp. of Canada	258	8,299
Restaurant Brands International, Inc.	130	7,297
Rogers Communications, Inc., Class B	160	8,138
Shaw Communications, Inc., Class B	293	8,720
Sienna Senior Living, Inc.	223	2,589
Superior Plus Corp.	243	2,473
TC Energy Corp.	582	30,040
TELUS Corp.	487	11,451
Thomson Reuters Corp.	19	2,058
Toronto-Dominion Bank (The)	155	12,443
TransAlta Renewables, Inc.	175	2,393

		268,548

Cayman Islands — 0.0%(c)
Telford Offshore Holdings Ltd.*‡	58	—	(d)

Chile — 0.0%(c)
Banco Santander Chile, ADR	233	4,688

China — 1.7%
China Construction Bank Corp., Class H	29,696	22,787
China Merchants Bank Co. Ltd., Class H	2,481	20,737
China Pacific Insurance Group Co. Ltd., Class H	4,012	12,212
China Petroleum & Chemical Corp., Class H	12,514	6,552
China Resources Land Ltd.	2,362	11,417
Fuyao Glass Industry Group Co. Ltd., Class A	379	2,859
Guangdong Investment Ltd.	3,818	5,454
Haier Smart Home Co. Ltd., Class H	3,515	14,091
Huayu Automotive Systems Co. Ltd., Class A	2,327	10,159
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,682	16,162
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	31	765
Joyoung Co. Ltd., Class A	1,049	3,719
Midea Group Co. Ltd., Class A	1,287	14,949
NetEase, Inc.	782	16,330
Ping An Insurance Group Co. of China Ltd., Class H	1,689	13,400
Postal Savings Bank of China Co. Ltd., Class H(b)	11,872	9,891
Tingyi Cayman Islands Holding Corp.	5,766	11,946
Topsports International Holdings Ltd.(b)	4,474	4,043
Wilmar International Ltd.	1,476	4,694

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Xinyi Solar Holdings Ltd.	3,256	5,223
Yum China Holdings, Inc.	95	4,451
Zhejiang Supor Co. Ltd., Class A	791	6,468

		218,309

Denmark — 0.5%
AP Moller - Maersk A/S, Class B	1	3,923
Carlsberg A/S, Class B	78	12,615
Novo Nordisk A/S, Class B	419	41,684
Pandora A/S	22	2,443

		60,665

Finland — 0.4%
Elisa OYJ	118	6,955
Fortum OYJ	112	3,052
Nordea Bank Abp	2,088	24,805
Orion OYJ, Class B	208	8,450
Sampo OYJ, Class A	78	3,855
UPM-Kymmene OYJ	127	4,638
Wartsila OYJ Abp	485	5,985

		57,740

France — 1.2%
Amundi SA(b)	34	2,621
Atos SE	35	1,240
AXA SA	235	7,434
BNP Paribas SA	97	6,917
Cie de Saint-Gobain	82	5,550
Covivio, REIT	61	5,096
Credit Agricole SA	266	4,007
Danone SA	124	7,724
Engie SA	176	2,708
EssilorLuxottica SA	19	3,580
Eutelsat Communications SA	151	1,869
Gaztransport Et Technigaz SA	30	2,723
Klepierre SA, REIT	248	6,605
L’Oreal SA	24	10,353
LVMH Moet Hennessy Louis Vuitton SE	22	17,732
Orange SA	243	2,860
Publicis Groupe SA	76	5,176
Rexel SA	132	2,940
Rubis SCA	88	2,861
Safran SA	91	10,967
Societe Generale SA	154	5,717
TotalEnergies SE	239	13,617
Vinci SA	253	27,772

		158,069

Germany — 1.8%
adidas AG	53	14,416
Allianz SE (Registered)	152	38,924
Aroundtown SA	489	3,020
BASF SE	198	15,162
Bayerische Motoren Werke AG	58	6,146
Daimler AG	89	7,063
Daimler Truck Holding AG*	46	1,634
Deutsche Boerse AG	47	8,356
Deutsche Post AG (Registered)	388	23,330
Deutsche Telekom AG (Registered)	641	12,107
E.ON SE	261	3,597
Evonik Industries AG	88	2,877
Freenet AG	244	6,645
LEG Immobilien SE	27	3,536
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	95	29,948
RWE AG	67	2,826
Schaeffler AG (Preference)	272	2,020
Siemens AG (Registered)	69	10,902
Telefonica Deutschland Holding AG	3,214	9,228
Uniper SE	66	2,971
Volkswagen AG (Preference)	40	8,343
Vonovia SE	409	23,320

		236,371

Hong Kong — 0.5%
CK Asset Holdings Ltd.	760	5,070
CK Infrastructure Holdings Ltd.	455	2,801
CLP Holdings Ltd.	334	3,338
Hang Seng Bank Ltd.	395	7,820
HKBN Ltd.	2,078	2,610
HKT Trust & HKT Ltd.	5,429	7,408
Hong Kong Exchanges & Clearing Ltd.	274	15,627
New World Development Co. Ltd.	788	3,217
PCCW Ltd.	5,166	2,721
Power Assets Holdings Ltd.	528	3,241
VTech Holdings Ltd.	452	3,568
WH Group Ltd.(b)	3,477	2,327
Xinyi Glass Holdings Ltd.	2,589	6,863
Yue Yuen Industrial Holdings Ltd.*	1,730	2,920

		69,531

India — 0.5%
Embassy Office Parks, REIT	1,293	6,400
Infosys Ltd., ADR	1,435	33,826
Tata Consultancy Services Ltd.	495	24,915

		65,141

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	56,053	15,955
Telkom Indonesia Persero Tbk. PT	57,052	16,709

		32,664

Ireland — 0.0%(c)
Glanbia plc	139	1,913
Smurfit Kappa Group plc	72	3,790

		5,703

Italy — 0.7%
A2A SpA	4,458	8,469
ACEA SpA	48	971
Assicurazioni Generali SpA	242	5,101
Azimut Holding SpA	149	4,020
Banca Generali SpA	88	3,556
Banca Mediolanum SpA	624	6,064
Enel SpA	1,150	8,852
Eni SpA	453	6,812
ERG SpA	32	920
Hera SpA	552	2,294
Intesa Sanpaolo SpA	4,965	14,755
Iren SpA	739	2,224
Italgas SpA	411	2,726
Mediobanca Banca di Credito Finanziario SpA	291	3,332
Poste Italiane SpA(b)	296	3,969
Snam SpA	557	3,119
Terna - Rete Elettrica Nazionale	427	3,354

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

UniCredit SpA	722	11,468
Unipol Gruppo SpA	296	1,666

		93,672

Japan — 1.6%
Aozora Bank Ltd.	260	5,837
ARTERIA Networks Corp.	162	1,924
Bridgestone Corp.	141	6,157
Chubu Electric Power Co., Inc.	291	2,914
Chugoku Electric Power Co., Inc. (The)	216	1,698
Dai Nippon Printing Co. Ltd.	147	3,526
Daiwa House Industry Co. Ltd.	137	3,995
Daiwa House REIT Investment Corp., REIT	2	5,303
Electric Power Development Co. Ltd.	561	7,366
ENEOS Holdings, Inc.	940	3,744
FANUC Corp.	11	2,116
Frontier Real Estate Investment Corp., REIT	1	3,642
Hokkaido Electric Power Co., Inc.	330	1,440
Honda Motor Co. Ltd.	368	10,850
Idemitsu Kosan Co. Ltd.	162	4,146
Japan Metropolitan Fund Invest, REIT	12	10,064
Japan Post Holdings Co. Ltd.*	843	7,193
Japan Tobacco, Inc.	171	3,416
Kansai Electric Power Co., Inc. (The)	811	7,654
KDDI Corp.	169	5,402
Konica Minolta, Inc.	1,214	5,117
Kyushu Railway Co.	223	4,652
Mitsubishi Chemical Holdings Corp.	1,014	7,956
Mitsui Fudosan Logistics Park, Inc., REIT	1	4,107
Nippon Accommodations Fund, Inc., REIT	1	6,064
Nippon Building Fund, Inc., REIT	1	6,700
Nippon Prologis REIT, Inc., REIT	2	7,251
Nippon Telegraph & Telephone Corp.	249	7,126
Okinawa Electric Power Co., Inc. (The)	90	1,094
Osaka Gas Co. Ltd.	44	747
Otsuka Corp.	130	5,271
Shikoku Electric Power Co., Inc.	115	799
SoftBank Corp.	793	9,941
Sumitomo Forestry Co. Ltd.	140	2,463
Takeda Pharmaceutical Co. Ltd.	229	6,643
Tohoku Electric Power Co., Inc.	1,010	7,117
Tokio Marine Holdings, Inc.	198	11,833
Tokyo Gas Co. Ltd.	103	2,078
Toyota Motor Corp.	658	13,006
United Urban Investment Corp., REIT	2	2,189

		210,541

Luxembourg — 0.0%(c)
APERAM SA	39	2,184

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV(a)	552	944
Grupo Financiero Banorte SAB de CV, Class O	3,034	19,193
Kimberly-Clark de Mexico SAB de CV, Class A(a)	2,170	3,130
Wal-Mart de Mexico SAB de CV	7,190	24,389

		47,656

Netherlands — 0.5%
ABN AMRO Bank NV, CVA(b)	213	3,417
ASML Holding NV	17	11,652
ASR Nederland NV	80	3,718
BE Semiconductor Industries NV	39	3,283
CTP NV(b)	279	5,676
Eurocommercial Properties NV, REIT	139	3,351
Flow Traders(b)	15	574
ING Groep NV	415	6,139
Koninklijke Ahold Delhaize NV	154	5,008
Koninklijke KPN NV	1,640	5,410
NN Group NV	90	5,027
PostNL NV	747	3,201
Randstad NV	57	3,677

		60,133

New Zealand — 0.1%
Contact Energy Ltd.	1,148	5,952
Spark New Zealand Ltd.	2,577	7,365

		13,317

Norway — 0.3%
Aker BP ASA	105	3,634
DNB Bank ASA	336	7,986
Equinor ASA	215	5,919
Fjordkraft Holding ASA(b)	314	1,337
Gjensidige Forsikring ASA	155	3,777
Norsk Hydro ASA	399	3,068
SFL Corp. Ltd.	311	2,546
Telenor ASA	680	11,234

		39,501

Portugal — 0.1%
EDP - Energias de Portugal SA(a)	530	2,714
Galp Energia SGPS SA	426	4,697
Jeronimo Martins SGPS SA	175	4,209
NOS SGPS SA	670	2,636
Redes Energeticas Nacionais SGPS SA	263	748

		15,004

Russia — 0.2%
Alrosa PJSC	2,504	3,684
Evraz plc	522	3,547
LUKOIL PJSC, ADR	62	5,510
Moscow Exchange MICEX-RTS PJSC	4,503	8,486
Sberbank of Russia PJSC	742	2,556
Sberbank of Russia PJSC	51	175
Severstal PAO, GDR(b)	307	6,053
Severstal PAO, GDR(b)	10	199

		30,210

Saudi Arabia — 0.1%
Al Rajhi Bank	243	9,653

Singapore — 0.3%
Ascendas, REIT	1,498	3,073
BW LPG Ltd.(b)	554	2,988
CapitaLand Integrated Commercial Trust, REIT	3,900	5,622
DBS Group Holdings Ltd.	470	12,338
Keppel Infrastructure Trust	3,588	1,487

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

NetLink NBN Trust(b)	3,787	2,719
Singapore Telecommunications Ltd.	1,614	2,927
StarHub Ltd.	1,683	1,609

		32,763

South Africa — 0.2%
Anglo American plc	146	6,421
AVI Ltd.	410	2,042
Bid Corp. Ltd.	159	3,424
SPAR Group Ltd. (The)	164	1,793
Vodacom Group Ltd.	663	6,337

		20,017

South Korea — 0.5%
ESR Kendall Square REIT Co. Ltd., REIT	1,060	5,127
Korea Electric Power Corp.	144	2,473
NCSoft Corp.*	9	4,228
Samsung Electronics Co. Ltd.	835	51,910
SK Telecom Co. Ltd., ADR	110	2,886

		66,624

Spain — 0.9%
Acerinox SA	192	2,449
Atlantica Sustainable Infrastructure plc	73	2,397
Banco Bilbao Vizcaya Argentaria SA	828	5,284
Banco Santander SA	1,942	6,809
Cellnex Telecom SA(b)	135	6,102
Cia de Distribucion Integral Logista Holdings SA	120	2,419
Enagas SA	388	8,398
Endesa SA	495	11,077
Iberdrola SA	1,805	20,697
Industria de Diseno Textil SA	167	5,072
Naturgy Energy Group SA(a)	565	17,878
Red Electrica Corp. SA	518	10,443
Repsol SA	673	8,551
Telefonica SA	2,320	10,816

		118,392

Sweden — 0.6%
Boliden AB	127	5,141
Lundin Energy AB	130	5,270
Skandinaviska Enskilda Banken AB, Class A	330	4,260
SSAB AB, Class B*	452	2,351
Svenska Handelsbanken AB, Class A	351	3,745
Tele2 AB, Class B	948	13,799
Telia Co. AB	2,740	10,800
Thule Group AB(b)	38	1,850
Volvo AB, Class B	1,321	29,819

		77,035

Switzerland — 1.4%
ABB Ltd. (Registered)	227	7,876
Julius Baer Group Ltd.	53	3,451
Nestle SA (Registered)	444	57,287
Novartis AG (Registered)	103	8,919
OC Oerlikon Corp. AG (Registered)	606	5,883
Roche Holding AG	171	66,315
Swiss Life Holding AG (Registered)	4	2,351
Swisscom AG (Registered)	5	2,792
UBS Group AG (Registered)	425	7,880
Zurich Insurance Group AG	55	26,339

		189,093

Taiwan — 1.2%
Accton Technology Corp.	369	3,563
Chailease Holding Co. Ltd.	548	5,024
Chicony Electronics Co. Ltd.	341	1,096
Delta Electronics, Inc.	506	4,995
MediaTek, Inc.	291	11,558
Mega Financial Holding Co. Ltd.	4,172	5,584
Novatek Microelectronics Corp.	664	11,677
President Chain Store Corp.	737	7,039
Quanta Computer, Inc.	3,299	11,166
Realtek Semiconductor Corp.	468	9,079
Taiwan Semiconductor Manufacturing Co. Ltd.	2,816	65,112
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	53	6,550
Vanguard International Semiconductor Corp.	1,342	6,474
Wiwynn Corp.	141	5,169

		154,086

Thailand — 0.0%(c)
Siam Cement PCL (The) (Registered)	500	5,795

United Kingdom — 2.4%
3i Group plc	273	5,088
Admiral Group plc	103	4,388
Ashtead Group plc	65	4,668
Aviva plc	875	5,168
Barclays plc	2,557	6,859
Barratt Developments plc	1,195	9,938
Berkeley Group Holdings plc	66	3,764
BP plc	3,605	18,690
Centrica plc*	2,867	2,819
Close Brothers Group plc	77	1,344
Diageo plc	224	11,327
Direct Line Insurance Group plc	2,257	9,303
Drax Group plc	409	3,328
Dunelm Group plc	122	2,192
GlaxoSmithKline plc	916	20,432
Hays plc	1,574	3,068
Howden Joinery Group plc	304	3,358
HSBC Holdings plc	1,839	13,092
IG Group Holdings plc	101	1,117
IMI plc	139	3,104
Imperial Brands plc	366	8,688
InterContinental Hotels Group plc*	106	6,985
Intermediate Capital Group plc	133	3,434
J Sainsbury plc	816	3,207
Legal & General Group plc	1,324	5,178
Lloyds Banking Group plc	9,979	6,925
LondonMetric Property plc, REIT	1,390	5,009
M&G plc	1,367	4,000
Man Group plc	1,524	3,982
National Grid plc	239	3,494
NatWest Group plc	1,323	4,348
Pennon Group plc	160	2,346
Persimmon plc	319	10,387
RELX plc	735	22,614
Safestore Holdings plc, REIT	340	5,821
Sage Group plc (The)	1,114	10,889
Schroders plc	71	3,269

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Severn Trent plc	84	3,265
SSE plc	723	15,549
St. James’s Place plc	232	4,789
Taylor Wimpey plc	3,942	8,088
Tesco plc	1,069	4,292
Tritax EuroBox plc(b)	2,098	3,111
Unilever plc	32	1,634
UNITE Group plc (The), REIT	287	4,013
United Utilities Group plc	221	3,181
Vodafone Group plc	8,458	14,852
Workspace Group plc, REIT	159	1,822
WPP plc	637	9,991

		318,210

United States — 16.6%
3M Co.	43	7,065
AbbVie, Inc.	412	56,343
Accenture plc, Class A	5	1,937
AGNC Investment Corp., REIT	479	7,133
Air Products and Chemicals, Inc.	12	3,292
Alexandria Real Estate Equities, Inc., REIT	55	10,787
Alliant Energy Corp.	139	8,306
American Electric Power Co., Inc.	89	8,063
American Express Co.	20	3,610
American Tower Corp., REIT	55	13,773
Americold Realty Trust, REIT	310	8,822
Amgen, Inc.	30	6,912
Analog Devices, Inc.	157	25,685
Annaly Capital Management, Inc., REIT	899	7,102
Apple, Inc.	8	1,425
Arthur J Gallagher & Co.	16	2,451
AT&T, Inc.	421	10,735
AvalonBay Communities, Inc., REIT	55	13,510
Avangrid, Inc.	101	4,733
Avast plc(b)	157	1,291
Avista Corp.	68	3,041
Bank of America Corp.	423	19,525
Battalion Oil Corp.*	18	278
Boston Properties, Inc., REIT	67	7,468
Brandywine Realty Trust, REIT	651	8,378
Bristol-Myers Squibb Co.	700	45,441
Brixmor Property Group, Inc., REIT	403	10,231
Bunge Ltd.	99	9,779
Camden Property Trust, REIT	74	11,871
Campbell Soup Co.	99	4,370
Cardinal Health, Inc.	156	8,055
CenterPoint Energy, Inc.	581	16,469
CF Industries Holdings, Inc.	145	9,966
Chesapeake Energy Corp.(a)	16	1,105
Chevron Corp.	173	22,695
Chubb Ltd.	22	4,419
Cisco Systems, Inc.	144	8,010
Citigroup, Inc.	42	2,756
Claire’s Stores, Inc.*‡	4	1,413
Clear Channel Outdoor Holdings, Inc.*	287	879
Clearway Energy, Inc., Class C	70	2,363
CME Group, Inc.	147	33,700
CMS Energy Corp.	61	3,958
Coca-Cola Co. (The)	1,104	67,333
Cogent Communications Holdings, Inc.	38	2,399
Comcast Corp., Class A	674	33,710
Comerica, Inc.	105	9,705
Conagra Brands, Inc.	152	5,273
ConocoPhillips	66	5,859
Consolidated Edison, Inc.	102	8,855
Cummins, Inc.	13	2,790
CVS Health Corp.	36	3,887
Deere & Co.	8	2,884
DHT Holdings, Inc.	484	2,362
Dominion Energy, Inc.	143	11,556
Douglas Emmett, Inc., REIT	252	7,866
Dover Corp.	21	3,620
Dow, Inc.	138	8,266
DTE Energy Co.	66	7,905
Duke Energy Corp.	111	11,663
Eastman Chemical Co.	200	23,733
Eaton Corp. plc	140	22,166
Eaton Corp. plc	6	908
Edison International	129	8,077
Eli Lilly & Co.	30	7,465
Emerson Electric Co.	83	7,637
Entergy Corp.	74	8,262
EOG Resources, Inc.	36	4,002
EP Energy Corp.*	141	12,420
Equinix, Inc., REIT	49	35,649
Equitrans Midstream Corp.	264	2,141
Equity LifeStyle Properties, Inc., REIT	137	10,706
Essex Property Trust, Inc., REIT	35	11,488
Evergy, Inc.	171	11,136
Exelon Corp.	135	7,795
Exxon Mobil Corp.	158	11,965
Fastenal Co.	133	7,561
Federal Realty Investment Trust, REIT	144	18,296
Ferguson plc	41	6,408
Fidelity National Information Services, Inc.	14	1,737
FirstEnergy Corp.	80	3,342
Frontier Communications Parent, Inc.*	218	5,819
General Dynamics Corp.	60	12,767
General Mills, Inc.	126	8,644
Genuine Parts Co.	65	8,669
Gilead Sciences, Inc.	114	7,847
Goodman Networks, Inc.*‡	53	—	(d)
Gulfport Energy Corp.*	126	8,242
Hasbro, Inc.	74	6,824
Hawaiian Electric Industries, Inc.	77	3,285
Healthcare Trust of America, Inc., Class A, REIT	290	9,438
Healthpeak Properties, Inc., REIT	611	21,619
Hewlett Packard Enterprise Co.	552	9,021
Home Depot, Inc. (The)	15	5,336
Host Hotels & Resorts, Inc., REIT*	963	16,695
HP, Inc.	228	8,381
iHeartMedia, Inc., Class A*	122	2,460
International Business Machines Corp.	78	10,382
International Flavors & Fragrances, Inc.	10	1,275
International Paper Co.	146	7,066
Interpublic Group of Cos., Inc. (The)	134	4,751

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Invitation Homes, Inc., REIT	432	18,148
Iron Mountain, Inc., REIT	182	8,355
JM Smucker Co. (The)	39	5,470
Johnson & Johnson	433	74,552
Juniper Networks, Inc.	274	9,541
Kellogg Co.	118	7,453
Kimberly-Clark Corp.	58	7,948
Kimco Realty Corp., REIT	688	16,692
Kinder Morgan, Inc.	631	10,960
Kraft Heinz Co. (The)	218	7,816
Lumen Technologies, Inc.	813	10,045
LyondellBasell Industries NV, Class A	84	8,130
Marathon Petroleum Corp.	114	8,153
McDonald’s Corp.	131	34,088
Medtronic plc	35	3,657
Merck & Co., Inc.	462	37,677
Microsoft Corp.	11	3,564
Mondelez International, Inc., Class A	62	4,133
Moran Foods Backstop Equity*‡	148	350
Motorola Solutions, Inc.	27	6,172
MYT Holding Co.*‡	1,342	3,261
National HealthCare Corp.	24	1,594
National Retail Properties, Inc., REIT	160	7,097
Neiman Marcus Group Restricted Equity*	4	691
NetApp, Inc.	95	8,231
Newell Brands, Inc.	338	7,837
NextEra Energy, Inc.	306	23,879
NiSource, Inc.	312	9,100
NMG, Inc.*(a)	41	6,511
Norfolk Southern Corp.	58	15,865
Northern Trust Corp.	18	2,093
Northrop Grumman Corp.	8	2,816
NorthWestern Corp.	54	3,116
NortonLifeLock, Inc.	215	5,588
NRG Energy, Inc.	72	2,886
Oasis Petroleum, Inc.	109	14,816
OGE Energy Corp.	88	3,339
Omnicom Group, Inc.	111	8,372
ONEOK, Inc.	184	11,166
PACCAR, Inc.	83	7,762
Park Hotels & Resorts, Inc., REIT*	369	6,708
Parker-Hannifin Corp.	9	2,872
PepsiCo, Inc.	127	21,991
Pfizer, Inc.	27	1,448
Philip Morris International, Inc.	246	25,260
Phillips 66	113	9,613
Pinnacle West Capital Corp.	154	10,735
PNC Financial Services Group, Inc. (The)	26	5,348
PPG Industries, Inc.	21	3,352
PPL Corp.	368	10,928
Procter & Gamble Co. (The)	406	65,152
Progressive Corp. (The)	295	32,061
Prologis, Inc., REIT	327	51,259
Public Service Enterprise Group, Inc.	176	11,731
Public Storage, REIT	70	25,233
Quest Diagnostics, Inc.	36	4,794
Raytheon Technologies Corp.	139	12,492
Realty Income Corp., REIT	112	7,797
Regency Centers Corp., REIT	77	5,539
Republic Services, Inc.	12	1,576
Rexford Industrial Realty, Inc., REIT	100	7,286
Schneider Electric SE	56	9,417
Seagate Technology Holdings plc	272	29,172
Sempra Energy	59	8,199
Shenandoah Telecommunications Co.	100	2,284
Simon Property Group, Inc., REIT	57	8,454
Southern Co. (The)	171	11,901
Spire, Inc.	43	2,842
State Street Corp.	199	18,846
Steel Dynamics, Inc.	140	7,800
Stellantis NV	761	14,699
Sun Communities, Inc., REIT	101	19,117
Sysco Corp.	36	2,824
T. Rowe Price Group, Inc.	22	3,417
Texas Instruments, Inc.	216	38,786
TJX Cos., Inc. (The)	37	2,643
Trane Technologies plc	96	16,569
Truist Financial Corp.	330	20,730
UGI Corp.	68	3,083
United Parcel Service, Inc., Class B	15	3,087
UnitedHealth Group, Inc.	33	15,504
US Bancorp	76	4,431
Valero Energy Corp.	114	9,467
Ventas, Inc., REIT	449	23,810
Verizon Communications, Inc.	559	29,734
VICI Properties, Inc., REIT(a)	1,029	29,455
Vistra Corp.	150	3,275
Walgreens Boots Alliance, Inc.	158	7,854
Walmart, Inc.	20	2,799
WEC Energy Group, Inc.	82	7,983
Wells Fargo & Co.	228	12,252
Welltower, Inc., REIT	65	5,650
Western Union Co. (The)	426	8,056
Whiting Petroleum Corp.*	68	5,064
Williams Cos., Inc. (The)	417	12,488
WP Carey, Inc., REIT	99	7,664
Xcel Energy, Inc.	39	2,738

		2,180,686

TOTAL COMMON STOCKS (Cost $4,053,498)		5,062,567

	Principal Amount ($000)
CORPORATE BONDS — 34.7%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(e)(f)(g)(h)	10,853	12,101
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026(g)	321	346
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024(g)	1,958	2,027
4.50%, 9/15/2027(g)	1,982	2,029
4.38%, 4/1/2031(g)	2,442	2,457
Glencore Funding LLC
2.50%, 9/1/2030(g)	180	168

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

2.63%, 9/23/2031(a)(g)		63	59
Macquarie Bank Ltd.
(USD Swap Semi 5 Year + 3.70%), 6.13%, 3/8/2027(e)(f)(g)(h)		1,820	1,904
Mineral Resources Ltd. 8.13%, 5/1/2027(g)		450	481

			21,572

Austria — 0.0%(c)
ams-OSRAM AG 7.00%, 7/31/2025(a)(g)		1,280	1,344

Azerbaijan — 0.0%(c)
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)		950	1,082
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023(b)		686	705
6.95%, 3/18/2030(b)		2,180	2,588

			4,375

Bahrain — 0.0%(c)
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)		1,150	1,230

Belarus — 0.0%(c)
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(g)		750	630

Belgium — 0.0%(c)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030(a)		174	185
4.38%, 4/15/2038		420	466
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(e)(f)(h)	EUR	1,800	2,116

			2,767

Brazil — 0.1%
Guara Norte SARL 5.20%, 6/15/2034(g)		332	310
Klabin Austria GmbH 7.00%, 4/3/2049(b)		1,150	1,252
MV24 Capital BV 6.75%, 6/1/2034(g)		614	614
Nexa Resources SA 5.38%, 5/4/2027(b)		580	600
Petrobras Global Finance BV
5.50%, 6/10/2051		319	280
6.85%, 6/5/2115		300	284
Suzano Austria GmbH
6.00%, 1/15/2029		900	1,011
7.00%, 3/16/2047(b)		220	265
Vale Overseas Ltd. 3.75%, 7/8/2030		57	58
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)		440	557

			5,231

Canada — 1.4%
1011778 BC ULC
3.88%, 1/15/2028(g)		2,030	1,979
3.50%, 2/15/2029(g)		1,546	1,464
4.00%, 10/15/2030(g)		4,185	3,874
Athabasca Oil Corp. 9.75%, 11/1/2026(g)		359	359
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028(g)		1,373	1,352
Bank of Montreal
(SOFRINDX + 0.68%), 0.73%, 3/10/2023(f)		195	196
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022(e)(f)(h)		1,551	1,524
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025(e)(f)(h)		2,497	2,603
1.30%, 9/15/2026		280	269
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081(f)		2,670	2,461
Baytex Energy Corp. 8.75%, 4/1/2027(g)		6,070	6,495
Bell Canada (The)
Series US-5, 2.15%, 2/15/2032(a)		159	150
Bombardier, Inc.
7.50%, 12/1/2024(g)		50	52
7.50%, 3/15/2025(g)		2,200	2,227
6.00%, 2/15/2028(a)(g)		970	939
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(g)		1,000	1,031
4.88%, 2/15/2030(g)		467	454
Canadian Pacific Railway Co. 2.45%, 12/2/2031		30	29
Emera US Finance LP
2.64%, 6/15/2031		75	72
4.75%, 6/15/2046		75	84
Emera, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(f)		29,134	32,849
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077(f)		2,730	2,897
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(f)		5,351	5,725
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080(f)		13,544	14,831
Garda World Security Corp. 4.63%, 2/15/2027(g)		2,596	2,533

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

GFL Environmental, Inc.
4.25%, 6/1/2025(g)	2,670	2,697
3.75%, 8/1/2025(g)	3,858	3,858
4.00%, 8/1/2028(a)(g)	3,309	3,083
4.75%, 6/15/2029(a)(g)	2,895	2,808
4.38%, 8/15/2029(g)	2,244	2,141
goeasy Ltd. 5.38%, 12/1/2024(g)	879	896
MEG Energy Corp.
6.50%, 1/15/2025(g)	1,529	1,548
7.13%, 2/1/2027(g)	6,009	6,258
NOVA Chemicals Corp.
4.88%, 6/1/2024(g)	6,055	6,176
5.00%, 5/1/2025(g)	3,790	3,820
5.25%, 6/1/2027(g)	4,811	4,858
4.25%, 5/15/2029(a)(g)	3,479	3,314
Open Text Corp. 3.88%, 2/15/2028(g)	2,165	2,122
Open Text Holdings, Inc. 4.13%, 2/15/2030(g)	1,000	977
Precision Drilling Corp.
7.13%, 1/15/2026(g)	4,508	4,530
6.88%, 1/15/2029(g)	518	519
Primo Water Holdings, Inc. 4.38%, 4/30/2029(g)	764	729
Quebecor Media, Inc. 5.75%, 1/15/2023	5,516	5,620
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025(g)	1,282	1,303
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031(g)	1,630	1,642
Superior Plus LP 4.50%, 3/15/2029(g)	3,770	3,776
Taseko Mines Ltd. 7.00%, 2/15/2026(g)	410	416
Tervita Corp. 11.00%, 12/1/2025(g)	579	671
TransAlta Corp. 6.50%, 3/15/2040	305	329
TransCanada PipeLines Ltd. 4.75%, 5/15/2038	234	266
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(f)	5,204	5,558
(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077(f)	1,255	1,290
(SOFR + 4.42%), 5.50%, 9/15/2079(f)	9,787	10,276
Videotron Ltd.
5.38%, 6/15/2024(g)	5,053	5,275
5.13%, 4/15/2027(g)	4,520	4,620
3.63%, 6/15/2029(g)	3,423	3,316

		181,141

Cayman Islands — 0.0%(c)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(g)(i)	943	885

Chile — 0.0%(c)
Corp. Nacional del Cobre de Chile
4.88%, 11/4/2044(b)	400	447
3.70%, 1/30/2050(a)(g)	1,400	1,325
Empresa Nacional del Petroleo 3.75%, 8/5/2026(b)	1,000	1,015

		2,787

China — 0.4%
Agile Group Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%, 3/7/2023(b)(e)(f)(h)	2,800	728
Central Plaza Development Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.07%), 5.75%, 11/14/2024(b)(e)(f)(h)	300	268
4.65%, 1/19/2026(b)	3,400	3,128
Champion Sincerity Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 10.58%), 8.12%, 2/8/2022(b)(e)(f)(h)	1,000	997
China SCE Group Holdings Ltd. 5.88%, 3/10/2022(b)	1,700	1,632
Chong Hing Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024(b)(e)(f)(h)	1,250	1,289
CIFI Holdings Group Co. Ltd. 5.50%, 1/23/2023(b)	2,700	2,598
Country Garden Holdings Co. Ltd.
5.13%, 1/14/2027(b)	1,900	1,553
3.30%, 1/12/2031(b)	1,000	765
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026(b)	400	394
Fortune Star BVI Ltd.
6.75%, 7/2/2023(b)	1,700	1,692
5.00%, 5/18/2026(b)	2,000	1,860
Gemdale Ever Prosperity Investment Ltd. 4.95%, 7/26/2022(b)	700	699
Gemstones International Ltd. 12.00%, 3/10/2023(b)	1,500	1,050
Golden Eagle Retail Group Ltd. 4.63%, 5/21/2023(b)	2,300	2,267
Greenland Global Investment Ltd. 6.75%, 6/25/2022(b)	1,500	1,327
HBIS Group Hong Kong Co. Ltd. 3.75%, 12/18/2022(b)	700	697

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

Hong Kong Red Star Macalline Universal Home Furnishings Ltd. 3.38%, 9/21/2022(b)		2,100	1,779
Hopson Development Holdings Ltd. 7.00%, 5/18/2024(b)		2,300	1,871
Huarong Finance 2017 Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022(b)(e)(f)(h)		300	299
Huarong Finance 2019 Co. Ltd. 2.50%, 2/24/2023(b)		1,600	1,580
Kunming Traffic Investment Co. Ltd. 6.20%, 6/27/2022(b)		1,200	1,147
KWG Group Holdings Ltd. 7.88%, 9/1/2023(b)		3,000	1,870
New Metro Global Ltd.
6.50%, 5/20/2022(b)		2,000	1,690
4.80%, 12/15/2024(b)		1,100	792
NXP BV 3.25%, 5/11/2041(g)		75	72
Powerlong Real Estate Holdings Ltd.
7.13%, 11/8/2022(b)		1,700	1,428
5.95%, 4/30/2025(b)		700	504
Redsun Properties Group Ltd.
9.95%, 4/11/2022(b)		300	198
10.50%, 10/3/2022(b)		900	378
RKPF Overseas Ltd.
6.70%, 9/30/2024(b)		2,700	2,403
5.20%, 1/12/2026(b)		1,200	1,008
Shandong Iron And Steel Xinheng International Co. Ltd.
6.50%, 11/5/2023(b)		600	620
4.80%, 7/28/2024(b)		700	706
Shui On Development Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.63%), 6.40%, 6/20/2022(b)(e)(f)(h)		2,000	1,890
5.50%, 3/3/2025(b)		1,200	1,098
Sunac China Holdings Ltd.
7.25%, 6/14/2022(b)		1,700	1,309
8.35%, 4/19/2023(b)		500	315
Times China Holdings Ltd. 5.75%, 4/26/2022(b)		2,200	1,474
Yanlord Land HK Co. Ltd. 6.80%, 2/27/2024(b)		3,000	2,932

			50,307

Colombia — 0.0%(c)
Ecopetrol SA
5.88%, 9/18/2023		950	998
5.38%, 6/26/2026		1,160	1,199
7.38%, 9/18/2043		412	423
5.88%, 5/28/2045		730	642

			3,262

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027		1,203	1,245
6.63%, 5/15/2039		673	848
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026(e)(f)(g)(h)		7,250	8,043
1.50%, 9/30/2026(g)		200	193

			10,329

France — 0.7%
Altice France SA
8.13%, 2/1/2027(g)		6,089	6,440
5.13%, 7/15/2029(g)		7,415	6,885
5.50%, 10/15/2029(g)		3,732	3,537
CGG SA
8.75%, 4/1/2027(a)(g)		500	500
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(e)(f)(g)(h)		19,545	22,609
(BPISDS05 + 4.81%), 7.50%, 6/23/2026(e)(f)(g)(h)	GBP	3,130	4,711
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027(b)(e)(f)(h)	EUR	1,000	1,174
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029(e)(f)(g)(h)		6,050	5,937
Societe Generale SA
4.25%, 4/14/2025(g)		450	470
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(e)(f)(g)(h)		19,644	22,184
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(e)(f)(g)(h)		2,730	2,697
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(e)(f)(g)(h)		10,487	10,555

			87,699

Germany — 0.0%(c)
Bayer US Finance II LLC 4.63%, 6/25/2038(g)		200	222
Deutsche Telekom International Finance BV 8.75%, 6/15/2030(a)(j)		286	404
TK Elevator US Newco, Inc. 5.25%, 7/15/2027(g)		3,920	3,969

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Volkswagen Group of America Finance LLC 3.13%, 5/12/2023(a)(g)	230	235

		4,830

Greece — 0.0%(c)
Danaos Corp. 8.50%, 3/1/2028(g)	305	332

Guatemala — 0.0%(c)
Energuate Trust 5.88%, 5/3/2027(b)	1,147	1,169

Hong Kong — 0.1%
Bank of East Asia Ltd. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025(b)(e)(f)(h)	1,750	1,803
CAS Capital No. 1 Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026(b)(e)(f)(h)	2,500	2,475
FWD Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.87%), 0.00%, 6/15/2022(b)(e)(f)(h)	1,300	1,267
FWD Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%, 2/1/2023(b)(e)(f)(h)	1,800	1,786
Melco Resorts Finance Ltd. 5.63%, 7/17/2027(b)	2,300	2,211
NWD MTN Ltd. 4.13%, 7/18/2029(b)	1,400	1,373

		10,915

India — 0.2%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028(b)	2,200	2,332
Azure Power Energy Ltd. 3.58%, 8/19/2026(g)	200	196
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(b)	1,700	1,759
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027(b)	1,687	1,668
Greenko Dutch BV 3.85%, 3/29/2026(b)	1,527	1,500
Greenko Power II Ltd. 4.30%, 12/13/2028(g)	924	892
HDFC Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026(e)(f)(g)(h)	2,000	1,936
HPCL-Mittal Energy Ltd. 5.25%, 4/28/2027(b)	2,100	2,111
India Green Energy Holdings 5.38%, 4/29/2024(b)	1,950	1,970
India Green Power Holdings 4.00%, 2/22/2027(b)	2,650	2,557
JSW Infrastructure Ltd. 4.95%, 1/21/2029(g)	800	777
JSW Steel Ltd.
5.38%, 4/4/2025(b)	2,700	2,774
3.95%, 4/5/2027(g)	600	575
Network i2i Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025(b)(e)(f)(h)	1,200	1,241
Reliance Industries Ltd. 5.40%, 2/14/2022(b)	830	831
ReNew Power Synthetic 6.67%, 3/12/2024(b)	2,200	2,260
TML Holdings Pte. Ltd. 4.35%, 6/9/2026(b)	700	690
Vedanta Resources Finance II plc 8.00%, 4/23/2023(b)	1,000	956
Vedanta Resources Ltd.
6.38%, 7/30/2022(b)	1,700	1,682
7.13%, 5/31/2023(b)	300	284

		28,991

Indonesia — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024(b)	2,750	2,780
Bank Negara Indonesia Persero Tbk. PT
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.47%), 4.30%, 3/24/2027(b)(e)(f)(h)	700	670
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025(b)	2,200	2,206
Indika Energy Capital III Pte. Ltd. 5.88%, 11/9/2024(b)	1,200	1,188
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025(b)	2,000	2,000
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(g)	990	1,048
6.53%, 11/15/2028(g)	2,380	2,752
6.76%, 11/15/2048(g)	250	293
6.76%, 11/15/2048(b)	200	235
Medco Bell Pte. Ltd. 6.38%, 1/30/2027(b)	800	776
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(b)	2,400	2,409

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

Minejesa Capital BV
4.63%, 8/10/2030(g)		824	807
5.63%, 8/10/2037(b)		1,200	1,189
Pertamina Persero PT
4.30%, 5/20/2023(b)		260	268
3.10%, 1/21/2030(g)		450	442
6.00%, 5/3/2042(b)		880	1,004
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(b)		680	704
6.25%, 1/25/2049(b)		810	943
4.88%, 7/17/2049(b)		500	493
4.00%, 6/30/2050(b)		870	780

			22,987

Ireland — 0.1%
AerCap Global Aviation Trust
(ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(f)(g)		7,463	7,989
AerCap Holdings NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079(f)		7,459	7,567
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027(f)(g)		200	192

			15,748

Israel — 0.0%(c)
Energean Israel Finance Ltd.
4.88%, 3/30/2026(b)		210	206
5.38%, 3/30/2028(b)		220	214
Leviathan Bond Ltd. 6.50%, 6/30/2027(b)		720	768

			1,188

Italy — 0.2%
Enel SpA
(USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073(f)(g)		2,430	2,675
Intesa Sanpaolo SpA 3.13%, 7/14/2022(g)		250	252
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(b)(e)(f)(h)	EUR	2,660	3,504
Telecom Italia Capital SA
6.38%, 11/15/2033		3,907	4,011
6.00%, 9/30/2034		4,901	4,827
7.72%, 6/4/2038		2,620	2,842
Telecom Italia SpA 5.30%, 5/30/2024(g)		1,925	1,987
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026(b)(e)(f)(h)	EUR	1,200	1,523
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(f)(g)		200	190
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027(b)(e)(f)(h)	EUR	802	824

			22,635

Japan — 0.1%
Nippon Life Insurance Co.
(USD Swap Semi 5 Year + 3.65%), 5.10%, 10/16/2044(f)(g)		2,887	3,075
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 2.75%, 1/21/2051(f)(g)		3,620	3,445
Sumitomo Life Insurance Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 3.38%, 4/15/2081(f)(g)		2,620	2,657
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030		200	188
Universal Entertainment Corp. 8.50%, 12/11/2024(g)		824	869

			10,234

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)		1,545	1,904
KazMunayGas National Co. JSC
4.75%, 4/24/2025(g)		550	581
4.75%, 4/19/2027(b)		500	533
5.75%, 4/19/2047(b)		1,380	1,521
6.38%, 10/24/2048(b)		1,040	1,238
Sovereign Wealth Fund Samruk-Kazyna JSC 2.00%, 10/28/2026(g)		478	456
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026(b)		800	822
			—

			7,055

Luxembourg — 0.4%
Altice Financing SA 5.75%, 8/15/2029(g)		4,556	4,258
Altice France Holding SA
10.50%, 5/15/2027(g)		8,469	8,988
6.00%, 2/15/2028(a)(g)		1,845	1,684
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(k)		10,554	4,604
8.00%, 2/15/2024(g)(j)(k)		8,800	8,921
8.50%, 10/15/2024(g)(k)		16,148	7,267
9.75%, 7/15/2025(g)(k)		1,585	700
6.50%, 3/15/2030‡(g)		19,096	19,096

			55,518

Macau — 0.0%(c)
Champion Path Holdings Ltd. 4.85%, 1/27/2028(b)		700	606

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

Studio City Finance Ltd. 6.00%, 7/15/2025(b)		1,200	1,141

			1,747

Mexico — 0.1%
Alfa SAB de CV 6.88%, 3/25/2044(g)		712	878
Alpek SAB de CV 4.25%, 9/18/2029(b)		1,000	1,035
BBVA Bancomer SA 6.75%, 9/30/2022(b)		900	928
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026(e)(f)(g)(h)		1,052	1,053
Comision Federal de Electricidad 4.68%, 2/9/2051(b)		300	265
Petroleos Mexicanos
5.38%, 3/13/2022		2,850	2,856
6.88%, 8/4/2026		505	541
5.35%, 2/12/2028		1,900	1,853
6.50%, 1/23/2029(a)		420	427
6.70%, 2/16/2032(g)		167	165
5.63%, 1/23/2046		1,999	1,580
6.75%, 9/21/2047		850	725
6.35%, 2/12/2048		500	412
7.69%, 1/23/2050(a)		1,052	972
7.69%, 1/23/2050		1,050	970
6.95%, 1/28/2060		2,100	1,786

			16,446

Morocco — 0.0%(c)
OCP SA
6.88%, 4/25/2044(b)		1,030	1,148

Netherlands — 0.3%
ABN AMRO Bank NV
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(b)(e)(f)(h)	EUR	6,700	7,838
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027(b)(e)(f)(h)	EUR	7,200	8,600
ING Groep NV
(USD ICE Swap Rate 5 Year + 5.12%), 6.87%, 4/16/2022(b)(e)(f)(h)		6,568	6,632
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(e)(f)(h)		600	642
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026(e)(f)(h)		2,360	2,481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027(e)(f)(h)		5,500	5,033
Trivium Packaging Finance BV
5.50%, 8/15/2026(g)(j)		2,741	2,763
8.50%, 8/15/2027(g)(j)		2,181	2,250
UPC Broadband Finco BV 4.88%, 7/15/2031(g)		808	800
UPC Holding BV 5.50%, 1/15/2028(g)		1,000	1,016
VZ Secured Financing BV 5.00%, 1/15/2032(g)		1,586	1,529

			39,584

Norway — 0.0%(c)
DNB Bank ASA
(USD Swap Semi 5 Year + 5.08%), 6.50%, 3/26/2022(b)(e)(f)(h)		2,973	2,992
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028(f)(g)		200	192

			3,184

Panama — 0.0%(c)
AES Panama Generation Holdings SRL 4.38%, 5/31/2030(g)		960	958
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(g)		580	618

			1,576

Paraguay — 0.0%(c)
Bioceanico Sovereign Certificate Ltd.
Zero Coupon, 6/5/2034(g)		402	300

Peru — 0.0%(c)
Petroleos del Peru SA
4.75%, 6/19/2032(g)		900	882
5.63%, 6/19/2047(b)		600	553
Southern Copper Corp. 5.88%, 4/23/2045		185	241

			1,676

Philippines — 0.1%
Petron Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.77%), 4.60%, 7/19/2023(b)(e)(f)(h)		2,400	2,371
Rizal Commercial Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 6.50%, 8/27/2025(b)(e)(f)(h)		2,700	2,723
SMC Global Power Holdings Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.61%), 6.50%, 4/25/2024(b)(e)(f)(h)		1,200	1,198

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.20%), 7.00%, 10/21/2025(b)(e)(f)(h)		1,700	1,719

			8,011

Qatar — 0.0%(c)
ABQ Finance Ltd. 3.50%, 2/22/2022(b)		720	720

Saudi Arabia — 0.0%(c)
Saudi Arabian Oil Co.
1.63%, 11/24/2025(g)		200	195
2.25%, 11/24/2030(g)		397	377
3.25%, 11/24/2050(g)		350	323
3.50%, 11/24/2070(g)		1,104	1,012

			1,907

South Africa — 0.0%(c)
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(b)		430	435
7.13%, 2/11/2025(b)		650	657

			1,092

South Korea — 0.0%(c)
Hana Bank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.41%), 3.50%, 10/19/2026(e)(f)(g)(h)		500	510
Heungkuk Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(e)(f)(h)		1,150	1,157
Kia Corp. 3.00%, 4/25/2023(g)		200	204

			1,871

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(e)(f)(h)	EUR	2,000	2,359
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026(b)(e)(f)(h)	EUR	4,000	4,831
Banco Santander SA
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024(b)(e)(f)(h)		2,400	2,549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026(e)(f)(h)		1,600	1,538
Grifols Escrow Issuer SA 4.75%, 10/15/2028(g)		1,634	1,624
Telefonica Emisiones SA 4.67%, 3/6/2038		308	337

			13,238

Sweden — 0.0%(c)
Svenska Handelsbanken AB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031(b)(e)(f)(h)		3,200	3,243

Switzerland — 0.8%
Cloverie plc for Zurich Insurance Co., Ltd.
(ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046(b)(f)		2,700	2,956
Credit Suisse Group AG
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022(b)(e)(f)(h)		6,820	6,922
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(e)(f)(g)(h)		11,691	12,460
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(e)(f)(g)(h)		19,875	20,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(e)(f)(g)(h)		11,234	11,725
(SOFR + 0.98%), 1.31%, 2/2/2027(f)(g)		250	236
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(e)(f)(g)(h)		6,696	6,677
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030(e)(f)(g)(h)		379	351
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(e)(f)(g)(h)		15,114	15,974
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(e)(f)(h)		8,000	8,690
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(e)(f)(h)		5,805	6,302
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026(b)(e)(f)(h)		1,577	1,628

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027(e)(f)(g)(h)		5,225	5,218

			99,983

Thailand — 0.1%
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025(b)(e)(f)(h)		2,200	2,239
Krung Thai Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026(b)(e)(f)(h)		2,700	2,670
Thaioil Treasury Center Co. Ltd.
4.88%, 1/23/2043(b)		500	505
3.50%, 10/17/2049(b)		300	246

			5,660

Trinidad and Tobago — 0.0%(c)
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(g)		1,565	1,647

Tunisia — 0.0%(c)
Banque Centrale de Tunisie 5.75%, 1/30/2025(b)		330	256

Turkey — 0.0%(c)
Turkcell Iletisim Hizmetleri A/S 5.80%, 4/11/2028(b)		660	639

Ukraine — 0.0%(c)
NPC Ukrenergo 6.88%, 11/9/2026(g)		628	492

United Arab Emirates — 0.0%(c)
MDGH GMTN RSC Ltd. 3.70%, 11/7/2049(b)		600	622
Telford Offshore Ltd.
12.00% (PIK), 12/31/2164(e)(h)(i)		1,550	56

			678

United Kingdom — 0.9%
180 Medical, Inc. 3.88%, 10/15/2029(g)		3,079	2,994
Ashtead Capital, Inc. 4.38%, 8/15/2027(g)		500	513
Barclays plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025(b)(e)(f)(h)	GBP	400	571
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032(f)		200	194
BAT Capital Corp. 4.39%, 8/15/2037		232	235
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(e)(f)(h)		4,196	4,301
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%, 3/22/2027(b)(e)(f)(h)	GBP	2,300	3,126
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029(b)(e)(f)(h)	EUR	7,400	8,646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(e)(f)(h)		16,634	17,570
HSBC Holdings plc
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023(b)(e)(f)(h)	EUR	3,970	4,767
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(h)		6,827	7,218
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(e)(f)(h)		3,310	3,494
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028(e)(f)(h)		9,570	10,281
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029(b)(e)(f)(h)	EUR	1,918	2,281
(SOFR + 1.29%), 2.21%, 8/17/2029(f)		200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030(e)(f)(h)		3,820	3,679
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026(g)		1,685	1,651
Ithaca Energy North Sea plc 9.00%, 7/15/2026(g)		636	654
Jaguar Land Rover Automotive plc
5.63%, 2/1/2023(g)		1,287	1,289
5.88%, 1/15/2028(a)(g)		1,616	1,600
Marks & Spencer plc 7.13%, 12/1/2037(g)		206	232
Merlin Entertainments Ltd. 5.75%, 6/15/2026(g)		802	832

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(b)(e)(f)(h)	GBP	200	280
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027(b)(e)(f)(h)	GBP	4,470	6,305
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(e)(f)(h)		2,641	2,781
NatWest Markets plc 1.60%, 9/29/2026(a)(g)		200	193
Rolls-Royce plc 5.75%, 10/15/2027(g)		2,232	2,342
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(e)(f)(g)(h)		1,206	1,215
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025(e)(f)(g)(h)		3,525	3,684
Virgin Media Finance plc 5.00%, 7/15/2030(g)		435	410
Virgin Media Secured Finance plc
5.50%, 5/15/2029(g)		6,525	6,649
4.50%, 8/15/2030(g)		1,000	950
Vodafone Group plc 5.00%, 5/30/2038		188	221
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(f)		7,333	8,428
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081(f)		595	567
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081(f)		7,100	6,763

			117,107

United States — 28.0%
7-Eleven, Inc. 1.80%, 2/10/2031(g)		174	160
AbbVie, Inc.
3.20%, 11/21/2029		457	470
4.05%, 11/21/2039		166	179
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025(g)		450	479
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(g)		149	151
5.00%, 4/15/2029(g)		1,518	1,495
ACCO Brands Corp. 4.25%, 3/15/2029(g)		5,180	4,946
ACI Worldwide, Inc. 5.75%, 8/15/2026(g)		3,105	3,228
Activision Blizzard, Inc. 1.35%, 9/15/2030		292	264
Adient Global Holdings Ltd. 4.88%, 8/15/2026(g)		1,876	1,889
Adient US LLC 9.00%, 4/15/2025(g)		1,155	1,224
ADT Security Corp. (The)
4.13%, 6/15/2023		1,220	1,237
4.13%, 8/1/2029(a)(g)		4,300	4,044
4.88%, 7/15/2032(a)(g)		6,428	6,171
Adtalem Global Education, Inc. 5.50%, 3/1/2028(g)		2,181	2,144
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(g)		515	519
AECOM 5.13%, 3/15/2027		1,977	2,059
Aetna, Inc.
2.75%, 11/15/2022(a)		96	97
3.88%, 8/15/2047(a)		257	271
Air Lease Corp. 3.75%, 6/1/2026		70	73
Albertsons Cos., Inc.
3.50%, 2/15/2023(g)		3,005	3,029
3.25%, 3/15/2026(g)		3,739	3,625
7.50%, 3/15/2026(g)		3,170	3,365
4.63%, 1/15/2027(g)		7,060	7,226
5.88%, 2/15/2028(g)		3,316	3,457
3.50%, 3/15/2029(g)		7,608	7,183
4.88%, 2/15/2030(a)(g)		2,850	2,904
Alcoa Nederland Holding BV
5.50%, 12/15/2027(g)		6,325	6,657
6.13%, 5/15/2028(g)		1,000	1,063
4.13%, 3/31/2029(g)		809	813
Alexandria Real Estate Equities, Inc. REIT, 2.75%, 12/15/2029		80	81
Allegheny Technologies, Inc.
5.88%, 12/1/2027(a)		1,861	1,897
4.88%, 10/1/2029		1,655	1,625
5.13%, 10/1/2031		1,240	1,214
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(g)		407	412
Allied Universal Holdco LLC
6.63%, 7/15/2026(g)		1,996	2,050
9.75%, 7/15/2027(g)		907	957
4.63%, 6/1/2028(g)		3,840	3,663
Allison Transmission, Inc.
4.75%, 10/1/2027(g)		2,545	2,583
5.88%, 6/1/2029(g)		6,426	6,770
3.75%, 1/30/2031(g)		5,472	5,084
Ally Financial, Inc. 5.75%, 11/20/2025(a)		5,333	5,871
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028(e)(f)(h)		6,324	6,261

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)

Alta Equipment Group, Inc. 5.63%, 4/15/2026(g)		321	326
Altria Group, Inc.
4.80%, 2/14/2029		83	91
3.40%, 2/4/2041		85	73
AMC Entertainment Holdings, Inc.
10.50%, 4/15/2025(g)		2,020	2,134
10.50%, 4/24/2026(g)		2,786	2,946
10.00% (cash), 6/15/2026(a)(g)		2,941	2,742
AMC Networks, Inc.
5.00%, 4/1/2024		1,288	1,285
4.75%, 8/1/2025		1,336	1,347
Ameren Corp. 3.50%, 1/15/2031		140	147
American Airlines Group, Inc. 3.75%, 3/1/2025(a)(g)		182	168
American Airlines, Inc.
11.75%, 7/15/2025(g)		294	356
5.50%, 4/20/2026(g)		5,911	6,052
5.75%, 4/20/2029(g)		4,935	5,052
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026(a)		8,893	9,060
6.50%, 4/1/2027(a)		4,565	4,702
6.88%, 7/1/2028(a)		1,349	1,418
5.00%, 10/1/2029(a)		3,264	3,019
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028(g)		4,195	4,106
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062(f)		5,173	5,074
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.47%), 0.62%, 11/16/2022(f)		28	28
American International Group, Inc.
3.88%, 1/15/2035		105	112
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048(f)		1,908	2,081
American Tower Corp.
REIT, 1.45%, 9/15/2026		100	96
REIT, 1.50%, 1/31/2028		337	314
REIT, 3.80%, 8/15/2029(a)		128	135
American Transmission Systems, Inc. 2.65%, 1/15/2032(g)		20	20
AmeriGas Partners LP
5.63%, 5/20/2024		2,121	2,187
5.50%, 5/20/2025		5,898	6,090
5.88%, 8/20/2026		2,714	2,870
5.75%, 5/20/2027		1,424	1,505
Amgen, Inc. 2.00%, 1/15/2032		298	277
Amkor Technology, Inc. 6.63%, 9/15/2027(g)		3,941	4,143
AMN Healthcare, Inc. 4.63%, 10/1/2027(g)		858	866
Amsted Industries, Inc. 5.63%, 7/1/2027(g)		1,629	1,671
Antero Midstream Partners LP
7.88%, 5/15/2026(g)		4,339	4,664
5.75%, 3/1/2027(g)		490	497
5.75%, 1/15/2028(g)		3,415	3,483
5.38%, 6/15/2029(g)		4,467	4,497
Antero Resources Corp.
8.38%, 7/15/2026(g)		2,242	2,501
7.63%, 2/1/2029(g)		739	805
5.38%, 3/1/2030(g)		1,447	1,497
Anthem, Inc. 2.88%, 9/15/2029		190	193
Apache Corp.
4.63%, 11/15/2025		737	769
4.88%, 11/15/2027		1,517	1,570
APi Escrow Corp.
4.75%, 10/15/2029(g)		2,037	2,001
APi Group DE, Inc.
4.13%, 7/15/2029(g)		2,586	2,489
Aramark Services, Inc. 5.00%, 2/1/2028(a)(g)		7,840	7,781
Arches Buyer, Inc.
4.25%, 6/1/2028(g)		1,780	1,681
6.13%, 12/1/2028(g)		634	616
Archrock Partners LP
6.88%, 4/1/2027(g)		472	484
6.25%, 4/1/2028(g)		2,420	2,430
Arconic Corp.
6.00%, 5/15/2025(g)		2,269	2,337
6.13%, 2/15/2028(g)		7,067	7,332
Arcosa, Inc. 4.38%, 4/15/2029(g)		408	397
Ardagh Packaging Finance plc
4.13%, 8/15/2026(g)		1,385	1,374
5.25%, 8/15/2027(g)		12,645	12,392
Arko Corp. 5.13%, 11/15/2029(g)		459	437
Asbury Automotive Group, Inc.
4.50%, 3/1/2028		412	409
4.63%, 11/15/2029(g)		1,924	1,893
4.75%, 3/1/2030		385	379
5.00%, 2/15/2032(g)		1,343	1,333
ASGN, Inc. 4.63%, 5/15/2028(g)		500	499
Ashland LLC
3.38%, 9/1/2031(g)		281	265
6.88%, 5/15/2043		426	539
AT&T, Inc.
Series B, (EURIBOR ICE Swap Rate 5 Year + 3.14%), 2.87%, 3/2/2025(e)(f)(h)	EUR	700	779
2.25%, 2/1/2032		408	381
3.50%, 6/1/2041		124	121
Atkore, Inc. 4.25%, 6/1/2031(g)		407	401
Audacy Capital Corp. 6.50%, 5/1/2027(a)(g)		4,439	4,217

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Avantor Funding, Inc. 4.63%, 7/15/2028(g)	6,754	6,737
Aviation Capital Group LLC 1.95%, 9/20/2026(g)	210	200
Avis Budget Car Rental LLC 5.75%, 7/15/2027(g)	2,855	2,933
5.75%, 7/15/2027(a)(g)	2,503	2,572
4.75%, 4/1/2028(g)	5,455	5,332
5.38%, 3/1/2029(a)(g)	2,711	2,717
Axalta Coating Systems LLC
4.75%, 6/15/2027(g)	4,673	4,801
3.38%, 2/15/2029(g)	3,629	3,343
B&G Foods, Inc. 5.25%, 4/1/2025	5,294	5,363
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023(e)(f)(h)	6,649	6,815
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.12%, 6/20/2024(e)(f)(h)	3,589	3,706
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(e)(f)(h)	15,732	16,676
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(e)(f)(h)	7,182	7,729
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(f)(h)	7,783	8,389
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(f)(h)	1,250	1,347
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(e)(f)(h)	21,045	23,044
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027(e)(f)(h)	1,305	1,289
(SOFR + 0.96%), 1.73%, 7/22/2027(a)(f)	778	755
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(f)(h)	9,756	10,317
(SOFR + 1.21%), 2.57%, 10/20/2032(a)(f)	430	417
Bank of New York Mellon Corp. (The)
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023(e)(f)(h)	3,007	2,962
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(e)(f)(h)	2,095	2,208
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026(e)(f)(h)	2,910	2,929
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(e)(f)(h)	11,948	12,426
Bath & Body Works, Inc.
9.38%, 7/1/2025(g)	264	316
7.50%, 6/15/2029	2,169	2,368
6.88%, 11/1/2035	1,032	1,187
6.75%, 7/1/2036	2,350	2,670
Bausch Health Americas, Inc.
9.25%, 4/1/2026(g)	4,876	5,021
8.50%, 1/31/2027(g)	5,791	5,856
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)(g)	18,991	19,357
5.50%, 11/1/2025(g)	12,156	12,251
9.00%, 12/15/2025(g)	23,732	24,790
5.75%, 8/15/2027(g)	965	968
7.00%, 1/15/2028(g)	3,489	3,127
5.00%, 1/30/2028(g)	2,065	1,740
4.88%, 6/1/2028(g)	5,057	4,793
5.00%, 2/15/2029(g)	4,668	3,758
7.25%, 5/30/2029(g)	1,679	1,511
5.25%, 1/30/2030(g)	3,476	2,794
5.25%, 2/15/2031(a)(g)	3,262	2,597
Becton Dickinson and Co. 2.82%, 5/20/2030	356	356
Bed Bath & Beyond, Inc.
3.75%, 8/1/2024(a)	400	400
4.92%, 8/1/2034	100	84
5.17%, 8/1/2044	1,838	1,382
Berry Global, Inc. 4.88%, 7/15/2026(g)	6,914	7,078
Berry Petroleum Co. LLC 7.00%, 2/15/2026(g)	407	408
Big River Steel LLC 6.63%, 1/31/2029(g)	1,672	1,774
Biogen, Inc. 2.25%, 5/1/2030	179	169
Black Knight InfoServ LLC 3.63%, 9/1/2028(g)	2,242	2,150
Bloomin’ Brands, Inc. 5.13%, 4/15/2029(g)	1,900	1,881
Blue Racer Midstream LLC
7.63%, 12/15/2025(g)	1,522	1,590
6.63%, 7/15/2026(g)	1,510	1,533
BlueLinx Holdings, Inc. 6.00%, 11/15/2029(g)	308	304
Boise Cascade Co. 4.88%, 7/1/2030(g)	852	886
Booz Allen Hamilton, Inc.
3.88%, 9/1/2028(a)(g)	2,882	2,829
4.00%, 7/1/2029(g)	3,568	3,523
Boston Properties LP REIT, 2.45%, 10/1/2033	160	149

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Boyne USA, Inc. 4.75%, 5/15/2029(g)	2,786	2,798
BP Capital Markets America, Inc. 3.63%, 4/6/2030	176	188
Brink’s Co. (The)
5.50%, 7/15/2025(g)	1,890	1,959
4.63%, 10/15/2027(g)	5,525	5,595
Bristow Group, Inc. 6.88%, 3/1/2028(g)	408	411
Broadcom, Inc. 4.30%, 11/15/2032	145	155
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(a)(g)	1,609	1,609
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026(g)	382	387
Buckeye Partners LP 4.13%, 3/1/2025(g)	3,620	3,599
3.95%, 12/1/2026	200	200
4.13%, 12/1/2027	2,207	2,161
4.50%, 3/1/2028(g)	4,360	4,244
Builders FirstSource, Inc.
5.00%, 3/1/2030(g)	3,130	3,213
4.25%, 2/1/2032(g)	3,999	3,915
BWX Technologies, Inc.
4.13%, 6/30/2028(g)	2,674	2,637
4.13%, 4/15/2029(g)	4,624	4,555
Cable One, Inc. 4.00%, 11/15/2030(g)	2,214	2,085
Caesars Entertainment, Inc. 4.63%, 10/15/2029(g)	2,530	2,422
California Resources Corp. 7.13%, 2/1/2026(g)	5,668	5,892
Callon Petroleum Co. 8.00%, 8/1/2028(a)(g)	204	208
Calpine Corp.
5.25%, 6/1/2026(g)	2,595	2,642
4.63%, 2/1/2029(g)	1,622	1,536
5.00%, 2/1/2031(g)	2,214	2,098
3.75%, 3/1/2031(g)	50	45
Calumet Specialty Products Partners LP
7.75%, 4/15/2023(a)	540	541
11.00%, 4/15/2025(g)	576	620
Cano Health LLC 6.25%, 10/1/2028(g)	305	293
Capital One Financial Corp.
Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026(e)(f)(h)	7,699	7,526
Carnival Corp.
10.50%, 2/1/2026(g)	742	833
4.00%, 8/1/2028(g)	3,156	3,002
6.00%, 5/1/2029(g)	5,596	5,384
Carpenter Technology Corp. 6.38%, 7/15/2028	1,466	1,522
Carriage Services, Inc. 4.25%, 5/15/2029(g)	408	398
Cars.com, Inc. 6.38%, 11/1/2028(g)	407	423
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027(g)	2,038	2,076
3.13%, 2/15/2029(g)	940	879
CCO Holdings LLC
5.50%, 5/1/2026(g)	8,098	8,290
5.13%, 5/1/2027(g)	36,915	37,840
5.00%, 2/1/2028(g)	17,749	17,966
5.38%, 6/1/2029(a)(g)	10,053	10,359
4.75%, 3/1/2030(a)(g)	11,296	11,209
4.50%, 8/15/2030(g)	2,985	2,910
4.25%, 2/1/2031(g)	10,261	9,789
4.75%, 2/1/2032(g)	1,610	1,584
4.25%, 1/15/2034(g)	5,030	4,654
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(g)	4,976	5,181
CDK Global, Inc. 5.25%, 5/15/2029(g)	7,151	7,441
CDW LLC
5.50%, 12/1/2024	635	671
4.25%, 4/1/2028	7,836	7,746
3.25%, 2/15/2029	1,372	1,301
Cedar Fair LP
5.50%, 5/1/2025(g)	1,455	1,499
5.38%, 4/15/2027	160	162
5.25%, 7/15/2029(a)	1,395	1,396
Cengage Learning, Inc. 9.50%, 6/15/2024(g)	2,132	2,141
Centene Corp.
4.25%, 12/15/2027	11,159	11,431
4.63%, 12/15/2029(a)	18,497	19,234
3.38%, 2/15/2030	5,040	4,945
Centennial Resource Production LLC 5.38%, 1/15/2026(a)(g)	540	528
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.67%, 3/2/2023(a)(f)	50	50
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(e)(f)(h)	5,558	5,684
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,776
4.13%, 10/15/2030	2,842	2,732
Charles River Laboratories International, Inc.
3.75%, 3/15/2029(g)	1,604	1,548
4.00%, 3/15/2031(g)	580	558
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025(e)(f)(h)	19,781	21,245
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(e)(f)(h)	25,078	24,570

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Chemours Co. (The) 5.75%, 11/15/2028(g)	7,162	7,272
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039(g)	50	47
Cheniere Energy Partners LP
4.50%, 10/1/2029(a)	4,325	4,421
4.00%, 3/1/2031	2,666	2,653
3.25%, 1/31/2032(g)	2,253	2,119
Cheniere Energy, Inc. 4.63%, 10/15/2028	7,525	7,638
Chesapeake Energy Corp.
5.50%, 2/1/2026(g)	1,916	1,975
5.88%, 2/1/2029(g)	941	981
6.75%, 4/15/2029(g)	8,910	9,522
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	52	53
Churchill Downs, Inc.
5.50%, 4/1/2027(g)	325	334
4.75%, 1/15/2028(g)	1,000	1,006
Ciena Corp. 4.00%, 1/31/2030(g)	3,591	3,555
Cigna Corp. 4.38%, 10/15/2028	387	426
Cinemark USA, Inc.
8.75%, 5/1/2025(g)	1,000	1,049
5.25%, 7/15/2028(a)(g)	2,165	2,051
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(e)(f)(h)	11,463	11,721
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(e)(f)(h)	1,548	1,585
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023(e)(f)(h)	1,500	1,528
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(f)(h)	20,542	21,123
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(e)(f)(h)	18,810	19,020
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(e)(f)(h)	6,304	6,312
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(e)(f)(h)	12,483	13,170
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(e)(f)(h)	19,449	19,206
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(e)(f)(h)	8,855	8,620
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(a)(e)(f)(h)	9,744	10,767
(SOFR + 0.77%), 1.46%, 6/9/2027(a)(f)	815	782
(SOFR + 1.18%), 2.52%, 11/3/2032(a)(f)	55	53
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023(e)(f)(h)	3,001	3,039
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024(e)(f)(h)	5,409	5,544
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026(e)(f)(h)	6,650	6,525
Civitas Resources, Inc. 5.00%, 10/15/2026(g)	407	407
Clarios Global LP
6.75%, 5/15/2025(g)	1,595	1,655
6.25%, 5/15/2026(g)	3,670	3,794
Clarivate Science Holdings Corp.
3.88%, 7/1/2028(g)	2,626	2,505
4.88%, 7/1/2029(g)	2,958	2,818
Clean Harbors, Inc. 4.88%, 7/15/2027(g)	785	805
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(g)	4,638	4,812
7.50%, 6/1/2029(a)(g)	8,147	8,442
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)(g)	9,798	9,798
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029(a)(g)	3,158	3,081
4.88%, 3/1/2031(a)(g)	2,257	2,212
Clorox Co. (The) 3.05%, 9/15/2022	62	63
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(f)	4,749	5,021
CNX Midstream Partners LP 4.75%, 4/15/2030(g)	828	809
CNX Resources Corp. 6.00%, 1/15/2029(g)	2,233	2,300
Cogent Communications Group, Inc. 3.50%, 5/1/2026(g)	700	686
Coinbase Global, Inc.
3.38%, 10/1/2028(a)(g)	1,942	1,742
3.63%, 10/1/2031(a)(g)	2,645	2,304
Colfax Corp. 6.38%, 2/15/2026(g)	363	373
Comcast Corp. 4.15%, 10/15/2028	205	226
Commercial Metals Co. 5.38%, 7/15/2027	2,218	2,318
CommScope Technologies LLC
6.00%, 6/15/2025(g)	7,185	6,998
5.00%, 3/15/2027(g)	2,405	2,142

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

CommScope, Inc.
6.00%, 3/1/2026(g)	9,090	9,206
8.25%, 3/1/2027(g)	10,160	9,940
4.75%, 9/1/2029(g)	4,740	4,541
Community Health Systems, Inc.
8.00%, 3/15/2026(g)	3,292	3,427
5.63%, 3/15/2027(g)	3,918	3,939
8.00%, 12/15/2027(a)(g)	150	159
6.88%, 4/1/2028(a)(g)	649	615
6.00%, 1/15/2029(g)	2,684	2,733
6.13%, 4/1/2030(a)(g)	342	326
5.25%, 5/15/2030(g)(l)	3,789	3,773
4.75%, 2/15/2031(g)	3,490	3,337
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029(g)	2,112	2,085
Comstock Resources, Inc.
7.50%, 5/15/2025(a)(g)	1,478	1,504
6.75%, 3/1/2029(g)	7,678	7,899
5.88%, 1/15/2030(g)	2,222	2,208
Conduent Business Services LLC 6.00%, 11/1/2029(g)	4,650	4,580
Constellation Brands, Inc. 2.25%, 8/1/2031	333	315
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(g)	2,652	2,480
Constellium SE 5.63%, 6/15/2028(g)	600	615
Continental Resources, Inc. 5.75%, 1/15/2031(g)	706	805
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(g)	6,658	7,107
5.63%, 11/15/2026(a)(g)	7,311	5,462
CoreCivic, Inc.
8.25%, 4/15/2026(a)	4,988	5,212
4.75%, 10/15/2027	662	593
CoreLogic, Inc. 4.50%, 5/1/2028(g)	196	188
Coty, Inc. 5.00%, 4/15/2026(g)	2,793	2,804
6.50%, 4/15/2026(g)	2,377	2,407
4.75%, 1/15/2029(g)	2,340	2,305
Cox Communications, Inc. 4.80%, 2/1/2035(g)	190	215
CPI CG, Inc. 8.63%, 3/15/2026(g)	315	323
CQP Holdco LP 5.50%, 6/15/2031(g)	1,052	1,048
Credit Acceptance Corp. 6.63%, 3/15/2026	810	830
Crestwood Midstream Partners LP
5.75%, 4/1/2025	5,514	5,555
5.63%, 5/1/2027(g)	2,355	2,361
Crocs, Inc.
4.25%, 3/15/2029(g)	516	475
4.13%, 8/15/2031(g)	197	176
Crown Americas LLC 4.75%, 2/1/2026	681	695
Crown Castle International Corp.
REIT, 3.65%, 9/1/2027	250	262
REIT, 2.10%, 4/1/2031	170	157
CSC Holdings LLC
5.88%, 9/15/2022	1,585	1,611
5.25%, 6/1/2024	1,349	1,389
5.50%, 4/15/2027(g)	5,420	5,541
5.38%, 2/1/2028(g)	2,010	2,016
7.50%, 4/1/2028(g)	2,260	2,336
6.50%, 2/1/2029(g)	8,969	9,338
4.50%, 11/15/2031(g)	4,903	4,568
CSX Corp. 2.40%, 2/15/2030(a)	75	74
Curo Group Holdings Corp. 7.50%, 8/1/2028(g)	1,028	970
CVR Partners LP
9.25%, 6/15/2023(a)(g)	1,313	1,317
6.13%, 6/15/2028(g)	3,401	3,456
CVS Health Corp.
4.30%, 3/25/2028	100	109
2.13%, 9/15/2031	174	164
4.78%, 3/25/2038	255	294
5.30%, 12/5/2043	86	107
Dana, Inc.
5.38%, 11/15/2027	895	925
5.63%, 6/15/2028	3,421	3,558
Dave & Buster’s, Inc. 7.63%, 11/1/2025(g)	170	180
DaVita, Inc.
4.63%, 6/1/2030(g)	7,330	7,131
3.75%, 2/15/2031(g)	7,626	7,006
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,639
5.38%, 7/15/2025	1,919	2,020
5.63%, 7/15/2027	2,481	2,675
6.75%, 9/15/2037(g)	1,740	2,241
5.60%, 4/1/2044	525	609
Del Monte Foods, Inc. 11.88%, 5/15/2025(g)	1,926	2,128
Delek Logistics Partners LP 7.13%, 6/1/2028(g)	647	656
Dell International LLC
4.90%, 10/1/2026	65	71
6.10%, 7/15/2027	680	798
6.20%, 7/15/2030	680	826
Delta Air Lines, Inc.
4.50%, 10/20/2025(g)	3,465	3,595
4.75%, 10/20/2028(a)(g)	4,851	5,178
Deluxe Corp. 8.00%, 6/1/2029(g)	2,100	2,171
Diamond Sports Group LLC 5.38%, 8/15/2026(g)	5,398	2,497
Directv Financing LLC 5.88%, 8/15/2027(g)	4,658	4,675
Discovery Communications LLC 3.63%, 5/15/2030(a)	190	196
DISH DBS Corp.
5.88%, 7/15/2022	2,197	2,225
5.00%, 3/15/2023	14,079	14,302
5.88%, 11/15/2024	30,567	30,784
7.75%, 7/1/2026	12,076	12,428

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.25%, 12/1/2026(g)	14,585	14,147
7.38%, 7/1/2028	573	554
5.75%, 12/1/2028(g)	2,915	2,789
5.13%, 6/1/2029	750	654
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(e)(f)(h)	3,636	3,736
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027(e)(f)(h)	5,175	5,214
Series C, 2.25%, 8/15/2031	54	51
Domtar Corp. 6.75%, 2/15/2044(a)	61	53
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029(a)(g)	3,736	3,610
DT Midstream, Inc.
4.13%, 6/15/2029(g)	4,356	4,297
4.38%, 6/15/2031(g)	2,677	2,644
Duke Energy Corp.
3.05%, 8/15/2022	84	84
3.75%, 9/1/2046	112	114
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082(f)	5,838	5,460
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029(g)	1,250	1,247
Dycom Industries, Inc. 4.50%, 4/15/2029(g)	5,589	5,473
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)(g)	1,815	1,883
4.13%, 4/1/2029(g)	2,302	2,266
Edison International
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026(e)(f)(h)	4,770	4,752
Elastic NV 4.13%, 7/15/2029(g)	585	547
Element Solutions, Inc. 3.88%, 9/1/2028(g)	2,883	2,768
Embarq Corp. 8.00%, 6/1/2036	5,823	5,994
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)(g)	4,324	3,978
Enact Holdings, Inc. 6.50%, 8/15/2025(g)	1,620	1,714
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(g)	5,594	5,657
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,737
4.50%, 2/1/2028	5,420	5,406
4.75%, 2/1/2030	1,840	1,817
4.63%, 4/1/2031	1,900	1,864
Endeavor Energy Resources LP 6.63%, 7/15/2025(a)(g)	1,197	1,251
Endo Dac
5.88%, 10/15/2024(g)	1,925	1,880
9.50%, 7/31/2027(g)	4,357	4,304
6.00%, 6/30/2028(a)(g)	2,563	1,735
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(g)	2,305	2,190
Energizer Holdings, Inc.
4.75%, 6/15/2028(g)	2,772	2,703
4.38%, 3/31/2029(g)	4,411	4,169
Energy Transfer LP
4.20%, 4/15/2027(a)	115	122
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(e)(f)(h)	8,894	8,405
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(e)(f)(h)	4,455	4,530
EnerSys 4.38%, 12/15/2027(g)	200	203
EnLink Midstream LLC 5.38%, 6/1/2029	903	911
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(f)(h)	210	160
4.40%, 4/1/2024	4,495	4,527
4.15%, 6/1/2025	1,600	1,595
4.85%, 7/15/2026	2,940	3,020
5.60%, 4/1/2044	522	472
5.45%, 6/1/2047	716	637
Enova International, Inc.
8.50%, 9/1/2024(g)	135	136
8.50%, 9/15/2025(g)	500	514
Entegris, Inc.
4.38%, 4/15/2028(g)	2,891	2,869
3.63%, 5/1/2029(g)	2,434	2,331
Entergy Corp. 4.00%, 7/15/2022	98	99
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(f)	4,380	4,386
Envision Healthcare Corp. 8.75%, 10/15/2026(g)	7,419	3,858
Enviva Partners LP 6.50%, 1/15/2026(g)	764	789
EOG Resources, Inc. 5.10%, 1/15/2036	180	213
EQM Midstream Partners LP
6.00%, 7/1/2025(g)	2,170	2,240
6.50%, 7/1/2027(g)	2,550	2,665
4.50%, 1/15/2029(g)	4,301	4,108
4.75%, 1/15/2031(g)	5,576	5,337
6.50%, 7/15/2048	50	54

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
EQT Corp.
6.63%, 2/1/2025(j)	895	964
3.13%, 5/15/2026(g)	1,789	1,749
5.00%, 1/15/2029	1,855	1,953
7.50%, 2/1/2030(a)(j)	1,165	1,388
3.63%, 5/15/2031(a)(g)	1,382	1,368
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025(e)(f)(h)	786	808
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026(k)	5,505	303
6.00%, 1/15/2028(k)	5,450	300
Evergy, Inc. 2.90%, 9/15/2029(a)	687	687
Exela Intermediate LLC 11.50%, 7/15/2026(a)(g)	3,810	2,362
Exxon Mobil Corp. 4.23%, 3/19/2040	219	248
Ferrellgas LP
5.38%, 4/1/2026(g)	449	426
5.88%, 4/1/2029(g)	1,000	920
Fidelity National Information Services, Inc. 3.10%, 3/1/2041	108	101
Fiserv, Inc. 3.50%, 7/1/2029	193	200
Fluor Corp. 3.50%, 12/15/2024(a)	161	165
Foot Locker, Inc. 4.00%, 10/1/2029(a)(g)	407	392
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	2,564	2,570
4.06%, 11/1/2024	5,140	5,236
4.69%, 6/9/2025	7,630	7,935
5.13%, 6/16/2025	6,000	6,308
4.13%, 8/4/2025	3,602	3,684
3.38%, 11/13/2025	6,205	6,212
4.39%, 1/8/2026	6,475	6,669
4.54%, 8/1/2026	1,725	1,794
2.70%, 8/10/2026	1,714	1,660
4.27%, 1/9/2027	8,696	8,970
4.13%, 8/17/2027	5,525	5,656
3.82%, 11/2/2027	1,935	1,932
4.00%, 11/13/2030	5,909	5,940
Forterra Finance LLC 6.50%, 7/15/2025(g)	1,465	1,535
Foundation Building Materials, Inc. 6.00%, 3/1/2029(g)	407	393
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	1,000	1,035
4.13%, 3/1/2028	5,265	5,384
4.38%, 8/1/2028	3,530	3,639
5.45%, 3/15/2043	120	141
Frontier Communications Holdings LLC
5.88%, 10/15/2027(g)	3,844	3,958
5.00%, 5/1/2028(g)	11,290	11,177
6.75%, 5/1/2029(g)	2,356	2,362
5.88%, 11/1/2029	1,149	1,106
6.00%, 1/15/2030(g)	1,380	1,332
Gannett Holdings LLC 6.00%, 11/1/2026(a)(g)	1,624	1,644
Gap, Inc. (The) 3.63%, 10/1/2029(g)	1,220	1,135
3.88%, 10/1/2031(g)	975	905
Gartner, Inc. 4.50%, 7/1/2028(g)	3,884	3,958
3.63%, 6/15/2029(g)	1,937	1,879
3.75%, 10/1/2030(g)	869	843
Gates Global LLC 6.25%, 1/15/2026(g)	2,064	2,132
GCI LLC 4.75%, 10/15/2028(g)	5,865	5,797
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(g)	6,986	7,134
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.53%, 3/15/2022(e)(f)(h)	38,293	37,431
Genesis Energy LP
6.50%, 10/1/2025	180	176
6.25%, 5/15/2026	1,933	1,856
8.00%, 1/15/2027	1,353	1,361
7.75%, 2/1/2028	3,721	3,667
Genting New York LLC 3.30%, 2/15/2026(g)	535	521
GEO Group, Inc. (The)
REIT, 5.88%, 10/15/2024	2,215	1,949
REIT, 6.00%, 4/15/2026(a)	899	740
Gilead Sciences, Inc.
3.25%, 9/1/2022	91	92
1.65%, 10/1/2030(a)	491	454
Glatfelter Corp. 4.75%, 11/15/2029(g)	2,830	2,852
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029(g)	3,370	3,382
Global Medical Response, Inc. 6.50%, 10/1/2025(g)	2,285	2,286
Global Payments, Inc.
3.20%, 8/15/2029	195	197
2.90%, 11/15/2031	55	54
GLP Capital LP REIT, 5.25%, 6/1/2025	618	663
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(g)	1,581	1,621
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%, 4.00% Floor), 4.00%, 12/31/2164(e)(f)(h)	2,351	2,204

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025(e)(f)(h)	1,733	1,694
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(e)(f)(h)	931	958
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(e)(f)(h)	6,520	6,271
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026(e)(f)(h)	5,383	5,120
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.95%), 4.12%, 11/10/2026(e)(f)(h)	2,770	2,704
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(e)(f)(h)	2,755	2,955
(SOFR + 0.82%), 1.54%, 9/10/2027(f)	298	285
(SOFR + 0.91%), 1.95%, 10/21/2027(f)	85	83
(SOFR + 1.11%), 2.64%, 2/24/2028(f)	70	70
(SOFR + 1.26%), 2.65%, 10/21/2032(f)	75	73
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	269	287
5.00%, 5/31/2026(a)	4,195	4,268
5.00%, 7/15/2029(g)	2,082	2,083
5.25%, 4/30/2031	2,965	2,991
5.25%, 7/15/2031(g)	999	1,006
5.63%, 4/30/2033	771	786
GrafTech Finance, Inc. 4.63%, 12/15/2028(g)	2,127	2,054
Graham Holdings Co. 5.75%, 6/1/2026(g)	450	465
Graham Packaging Co., Inc. 7.13%, 8/15/2028(g)	676	686
Gray Escrow II, Inc. 5.38%, 11/15/2031(g)	3,456	3,408
Gray Television, Inc.
5.88%, 7/15/2026(g)	2,102	2,154
7.00%, 5/15/2027(g)	6,085	6,447
4.75%, 10/15/2030(a)(g)	1,945	1,865
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029(g)	331	338
Greif, Inc. 6.50%, 3/1/2027(g)	5,836	6,041
Griffon Corp. 5.75%, 3/1/2028	3,475	3,472
GrubHub Holdings, Inc. 5.50%, 7/1/2027(g)	474	461
Gulfport Energy Corp.
8.00%, 5/17/2026(g)	3,215	3,456
8.00%, 5/17/2026(a)	703	755
Gulfport Energy Operating Corp.
6.63%, 5/1/2023‡(k)	745	—	(d)
6.00%, 10/15/2024‡(k)	4,620	—	(d)
6.38%, 5/15/2025‡(k)	1,458	—	(d)
6.38%, 1/15/2026‡(k)	4,130	—	(d)
GYP Holdings III Corp. 4.63%, 5/1/2029(g)	356	346
H&E Equipment Services, Inc. 3.88%, 12/15/2028(g)	1,000	949
Hanesbrands, Inc. 4.88%, 5/15/2026(g)	2,359	2,445
Harsco Corp. 5.75%, 7/31/2027(g)	757	767
HAT Holdings I LLC
REIT, 6.00%, 4/15/2025(g)	788	816
REIT, 3.38%, 6/15/2026(g)	1,000	962
HCA, Inc. 5.38%, 2/1/2025	31,659	33,693
5.88%, 2/15/2026	24,150	26,288
5.38%, 9/1/2026	7,986	8,665
5.63%, 9/1/2028	10,285	11,468
3.50%, 9/1/2030	8,355	8,316
2.38%, 7/15/2031	329	307
HealthEquity, Inc. 4.50%, 10/1/2029(g)	936	915
Hecla Mining Co. 7.25%, 2/15/2028(a)	484	518
Herbalife Nutrition Ltd. 7.88%, 9/1/2025(g)	970	1,019
Herc Holdings, Inc. 5.50%, 7/15/2027(a)(g)	10,623	10,931
Hertz Corp. (The)
6.25%, 10/15/2022(k)	1,106	6
5.50%, 10/15/2024(k)	11,828	59
4.63%, 12/1/2026(g)	2,401	2,329
5.00%, 12/1/2029(g)	2,195	2,114
Hess Midstream Operations LP
5.63%, 2/15/2026(g)	4,115	4,197
4.25%, 2/15/2030(g)	2,818	2,720
Hexion, Inc. 7.88%, 7/15/2027(g)	2,617	2,774
H-Food Holdings LLC 8.50%, 6/1/2026(g)	450	443
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(g)	584	598
5.75%, 5/1/2028(g)	1,536	1,621
3.75%, 5/1/2029(g)	2,650	2,582
4.88%, 1/15/2030	1,923	1,985
4.00%, 5/1/2031(g)	1,990	1,956
3.63%, 2/15/2032(g)	856	812
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(g)	696	692
4.88%, 7/1/2031(g)	1,000	968
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,204	4,288

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HLF Financing SARL LLC 4.88%, 6/1/2029(g)	1,000	947
Holly Energy Partners LP 5.00%, 2/1/2028(g)	2,795	2,720
Hologic, Inc.
4.63%, 2/1/2028(g)	1,638	1,699
3.25%, 2/15/2029(g)	5,268	4,992
Home Point Capital, Inc. 5.00%, 2/1/2026(g)	500	434
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027(g)	612	634
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,601	3,763
6.88%, 5/1/2025	113	125
5.90%, 2/1/2027	4,185	4,510
6.75%, 1/15/2028	145	164
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	1,126	1,199
6.63%, 8/1/2026(a)	4,459	4,805
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(e)(f)(h)	3,742	3,761
Hyundai Capital America
0.80%, 4/3/2023(g)	80	79
1.65%, 9/17/2026(a)(g)	165	159
2.10%, 9/15/2028(g)	83	78
IAA, Inc. 5.50%, 6/15/2027(g)	450	462
Icahn Enterprises LP
6.75%, 2/1/2024	680	680
6.25%, 5/15/2026	3,065	3,151
5.25%, 5/15/2027	1,000	1,007
4.38%, 2/1/2029	1,598	1,519
IEA Energy Services LLC 6.63%, 8/15/2029(g)	305	298
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,920	3,026
8.38%, 5/1/2027	6,548	6,848
5.25%, 8/15/2027(g)	5,555	5,644
II-VI, Inc. 5.00%, 12/15/2029(g)	1,454	1,451
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 3.37%, 12/21/2065(f)(g)	7,148	5,951
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 3.62%, 12/21/2065(f)(g)	2,205	1,913
Imola Merger Corp. 4.75%, 5/15/2029(g)	11,541	11,229
Ingles Markets, Inc. 4.00%, 6/15/2031(g)	356	351
Installed Building Products, Inc. 5.75%, 2/1/2028(g)	306	314
Intel Corp. 2.00%, 8/12/2031(a)	64	61
International Game Technology plc
6.50%, 2/15/2025(g)	9,488	10,097
6.25%, 1/15/2027(g)	4,104	4,466
5.25%, 1/15/2029(g)	442	452
IQVIA, Inc.
5.00%, 10/15/2026(g)	7,463	7,635
5.00%, 5/15/2027(g)	2,790	2,853
IRB Holding Corp. 7.00%, 6/15/2025(g)	1,040	1,084
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(g)	4,756	4,770
REIT, 5.25%, 3/15/2028(g)	2,013	2,043
REIT, 4.50%, 2/15/2031(g)	2,140	2,029
ITC Holdings Corp. 2.95%, 5/14/2030(g)	155	155
ITT Holdings LLC 6.50%, 8/1/2029(g)	474	455
James Hardie International Finance DAC 5.00%, 1/15/2028(g)	450	461
Jazz Securities DAC 4.38%, 1/15/2029(g)	4,875	4,813
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(g)	1,631	1,696
JBS USA LUX SA 6.75%, 2/15/2028(g)	1,722	1,836
JELD-WEN, Inc.
6.25%, 5/15/2025(g)	1,197	1,236
4.63%, 12/15/2025(g)	2,505	2,489
4.88%, 12/15/2027(g)	1,760	1,755
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028(g)	305	329
Kaiser Aluminum Corp.
4.63%, 3/1/2028(g)	2,869	2,752
4.50%, 6/1/2031(g)	2,065	1,962
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,545	1,534
5.00%, 3/1/2031	3,674	3,625
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	253	260
KFC Holding Co. 4.75%, 6/1/2027(g)	1,000	1,020
Kimco Realty Corp. REIT, 2.25%, 12/1/2031	46	43
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	145	154
Kontoor Brands, Inc. 4.13%, 11/15/2029(g)	410	393
Korn Ferry 4.63%, 12/15/2027(g)	450	458
Kraft Heinz Foods Co. 3.75%, 4/1/2030(a)	155	160
Kroger Co. (The) 1.70%, 1/15/2031(a)	176	161

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
L3Harris Technologies, Inc. 1.80%, 1/15/2031	185	170
LABL, Inc.
6.75%, 7/15/2026(g)	8,760	8,883
10.50%, 7/15/2027(g)	2,020	2,075
Lamar Media Corp.
3.75%, 2/15/2028	1,215	1,186
4.00%, 2/15/2030	630	605
3.63%, 1/15/2031	361	335
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(g)	1,115	1,160
4.13%, 1/31/2030(a)(g)	4,608	4,552
4.38%, 1/31/2032(g)	1,538	1,517
Laredo Petroleum, Inc. 9.50%, 1/15/2025	2,212	2,256
Lear Corp. 2.60%, 1/15/2032	25	24
Level 3 Financing, Inc.
5.38%, 5/1/2025	10,443	10,592
5.25%, 3/15/2026	2,170	2,208
4.63%, 9/15/2027(g)	4,086	4,066
3.63%, 1/15/2029(g)	1,404	1,278
Levi Strauss & Co. 3.50%, 3/1/2031(g)	509	491
LGI Homes, Inc. 4.00%, 7/15/2029(g)	305	288
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	2,461
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029(g)	2,113	2,100
Lithia Motors, Inc. 4.38%, 1/15/2031(g)	1,668	1,677
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(g)	2,560	2,578
5.63%, 3/15/2026(g)	5,302	5,395
6.50%, 5/15/2027(g)	4,241	4,565
4.75%, 10/15/2027(g)	6,631	6,533
3.75%, 1/15/2028(g)	903	871
Louisiana-Pacific Corp. 3.63%, 3/15/2029(g)	520	510
Lowe’s Cos., Inc.
1.70%, 9/15/2028	75	71
2.63%, 4/1/2031	166	164
3.70%, 4/15/2046	122	124
LPL Holdings, Inc.
4.63%, 11/15/2027(g)	1,900	1,931
4.00%, 3/15/2029(g)	1,681	1,631
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	7,336	7,838
5.63%, 4/1/2025	3,267	3,375
5.13%, 12/15/2026(g)	11,838	11,917
4.00%, 2/15/2027(a)(g)	6,160	5,910
Series G, 6.88%, 1/15/2028	799	855
4.50%, 1/15/2029(a)(g)	1,780	1,631
5.38%, 6/15/2029(g)	5,016	4,756
Macy’s Retail Holdings LLC
2.88%, 2/15/2023	1,492	1,496
5.13%, 1/15/2042	650	580
4.30%, 2/15/2043(a)	819	682
Madison IAQ LLC
4.13%, 6/30/2028(g)	750	714
5.88%, 6/30/2029(g)	4,290	3,965
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026(g)	500	511
Mallinckrodt International Finance SA
5.63%, 10/15/2023(g)(k)	2,615	1,399
5.50%, 4/15/2025(g)(k)	5,555	2,972
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(g)	973	1,006
4.75%, 1/15/2028	36	36
4.50%, 6/15/2029(g)	656	643
Masonite International Corp.
5.38%, 2/1/2028(g)	1,582	1,625
3.50%, 2/15/2030(g)	935	883
MasTec, Inc. 4.50%, 8/15/2028(g)	6,358	6,438
Matador Resources Co. 5.88%, 9/15/2026	3,555	3,604
Match Group Holdings II LLC
5.00%, 12/15/2027(g)	545	561
4.63%, 6/1/2028(g)	200	197
4.13%, 8/1/2030(g)	1,397	1,341
Mattel, Inc.
3.15%, 3/15/2023	1,000	1,005
3.38%, 4/1/2026(g)	1,297	1,291
5.88%, 12/15/2027(g)	1,034	1,099
3.75%, 4/1/2029(g)	1,624	1,604
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(g)	7,447	7,438
7.25%, 4/15/2025(g)	3,000	2,981
McDonald’s Corp. 3.70%, 2/15/2042	137	142
McGraw-Hill Education, Inc. 5.75%, 8/1/2028(g)	4,120	3,914
MDC Holdings, Inc. 2.50%, 1/15/2031	190	178
MEDNAX, Inc. 6.25%, 1/15/2027(g)	551	576
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%, 4.00% Floor), 4.00%, 3/10/2022(e)(f)(h)	2,027	2,005
Meritage Homes Corp. 3.88%, 4/15/2029(g)	1,226	1,234
Meritor, Inc. 6.25%, 6/1/2025(g)	571	593
MetLife Capital Trust IV 7.88%, 12/15/2037(g)	7,703	10,264
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025(e)(f)(h)	11,895	11,984
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028(e)(f)(h)	4,741	5,231

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.40%, 12/15/2036	14,937	17,807
9.25%, 4/8/2038(g)	3,109	4,594
MGM Growth Properties Operating Partnership LP
REIT, 5.63%, 5/1/2024	1,490	1,576
REIT, 4.63%, 6/15/2025(g)	2,251	2,352
REIT, 4.50%, 9/1/2026	995	1,040
REIT, 5.75%, 2/1/2027	4,882	5,395
REIT, 4.50%, 1/15/2028	555	585
REIT, 3.88%, 2/15/2029(g)	3,853	3,959
MGM Resorts International
6.00%, 3/15/2023	6,330	6,536
6.75%, 5/1/2025	1,495	1,547
5.75%, 6/15/2025	6,942	7,289
4.63%, 9/1/2026	2,640	2,660
5.50%, 4/15/2027	1,468	1,516
Microchip Technology, Inc. 4.25%, 9/1/2025	1,091	1,124
MicroStrategy, Inc. 6.13%, 6/15/2028(a)(g)	509	486
Midas OpCo Holdings LLC 5.63%, 8/15/2029(g)	3,411	3,353
Midcontinent Communications 5.38%, 8/15/2027(g)	2,488	2,522
Midwest Gaming Borrower LLC 4.88%, 5/1/2029(g)	764	746
Mileage Plus Holdings LLC 6.50%, 6/20/2027(g)	4,455	4,733
Minerals Technologies, Inc. 5.00%, 7/1/2028(g)	450	455
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	128	140
MIWD Holdco II LLC 5.50%, 2/1/2030(g)	1,208	1,197
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029(g)	571	553
ModivCare, Inc. 5.88%, 11/15/2025(g)	116	120
Mohegan Gaming & Entertainment 8.00%, 2/1/2026(g)	1,717	1,745
Molina Healthcare, Inc.
4.38%, 6/15/2028(g)	2,202	2,208
3.88%, 11/15/2030(g)	3,655	3,605
Mondelez International, Inc. 1.50%, 2/4/2031(a)	174	156
Moog, Inc. 4.25%, 12/15/2027(g)	450	452
Morgan Stanley Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025(e)(f)(h)	914	925
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026(e)(f)(h)	1,997	2,194
(SOFR + 0.86%), 1.51%, 7/20/2027(f)	182	175
(SOFR + 1.20%), 2.51%, 10/20/2032(f)	30	29
(SOFR + 1.29%), 2.94%, 1/21/2033(f)	70	70
(SOFR + 1.49%), 3.22%, 4/22/2042(f)	25	25
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026(g)	2,234	2,044
10.50%, 5/15/2027(g)	168	165
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029(g)	6,809	6,562
5.25%, 10/1/2029(a)(g)	5,302	5,156
MPLX LP 4.50%, 4/15/2038	141	151
MSCI, Inc.
4.00%, 11/15/2029(g)	2,662	2,679
3.63%, 9/1/2030(g)	145	142
3.63%, 11/1/2031(g)	389	383
Mueller Water Products, Inc. 4.00%, 6/15/2029(g)	458	449
Murphy Oil Corp. 6.37%, 12/1/2042(j)	1,325	1,267
Murphy Oil USA, Inc. 3.75%, 2/15/2031(g)	3,374	3,179
Nabors Industries Ltd. 7.25%, 1/15/2026(g)	1,376	1,318
Nabors Industries, Inc. 5.75%, 2/1/2025	4,145	3,834
National CineMedia LLC 5.88%, 4/15/2028(a)(g)	1,230	1,044
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046(f)	3,053	3,253
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(g)	450	467
5.50%, 8/15/2028(g)	5,136	5,020
5.13%, 12/15/2030(g)	2,280	2,139
5.75%, 11/15/2031(g)	4,085	3,950
Navient Corp.
5.00%, 3/15/2027	1,330	1,288
4.88%, 3/15/2028(a)	143	137
5.63%, 8/1/2033	519	465
NCR Corp.
5.75%, 9/1/2027(g)	6,319	6,418
5.00%, 10/1/2028(g)	2,390	2,375
5.13%, 4/15/2029(g)	4,509	4,499
6.13%, 9/1/2029(g)	5,370	5,644
NESCO Holdings II, Inc. 5.50%, 4/15/2029(g)	1,187	1,175
Netflix, Inc.
5.88%, 2/15/2025	969	1,066
4.88%, 4/15/2028	140	154
5.88%, 11/15/2028	7,453	8,636
5.38%, 11/15/2029(g)	1,238	1,416
4.88%, 6/15/2030(a)(g)	1,885	2,099
New Albertsons LP
7.75%, 6/15/2026	1,535	1,719
6.63%, 6/1/2028	613	668

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.45%, 8/1/2029	392	446
8.00%, 5/1/2031	3,108	3,699
Newell Brands, Inc.
4.70%, 4/1/2026(j)	8,050	8,431
5.87%, 4/1/2036(j)	4,455	5,238
News Corp. 3.88%, 5/15/2029(g)	5,359	5,142
Nexstar Media, Inc.
5.63%, 7/15/2027(g)	13,007	13,332
4.75%, 11/1/2028(g)	4,557	4,503
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.07%), 2.28%, 10/1/2066(f)	5,650	5,328
(ICE LIBOR USD 3 Month + 2.13%), 2.33%, 6/15/2067(f)	2,514	2,322
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079(f)	4,282	4,759
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082(f)	3,938	3,860
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(g)	1,811	1,864
4.25%, 9/15/2024(g)	57	59
4.50%, 9/15/2027(g)	986	998
NGL Energy Operating LLC 7.50%, 2/1/2026(g)	2,272	2,308
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(g)	914	921
Nielsen Finance LLC 5.63%, 10/1/2028(g)	2,818	2,813
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(e)(f)(h)	8,367	8,513
1.70%, 2/15/2031(a)	150	137
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026(g)	260	248
2.45%, 9/15/2028(g)	122	116
NMG Holding Co., Inc. 7.13%, 4/1/2026(g)	8,290	8,539
NMI Holdings, Inc. 7.38%, 6/1/2025(g)	411	456
Norfolk Southern Corp. 2.30%, 5/15/2031(a)	132	129
Northern Oil and Gas, Inc. 8.13%, 3/1/2028(g)	764	796
NortonLifeLock, Inc. 5.00%, 4/15/2025(g)	2,091	2,097
Novelis Corp.
3.25%, 11/15/2026(g)	2,573	2,492
4.75%, 1/30/2030(g)	4,705	4,682
3.88%, 8/15/2031(g)	1,286	1,211
NRG Energy, Inc.
6.63%, 1/15/2027	2,341	2,420
5.75%, 1/15/2028	704	729
3.38%, 2/15/2029(g)	1,950	1,801
5.25%, 6/15/2029(g)	3,187	3,279
3.63%, 2/15/2031(g)	3,605	3,344
3.88%, 2/15/2032(g)	3,504	3,295
Nuance Communications, Inc. 5.63%, 12/15/2026	4,298	4,422
NuStar Logistics LP
5.75%, 10/1/2025	1,615	1,686
6.00%, 6/1/2026	2,167	2,273
5.63%, 4/28/2027	3,035	3,107
6.38%, 10/1/2030	2,025	2,190
Oasis Midstream Partners LP 8.00%, 4/1/2029(g)	5,255	5,608
Oasis Petroleum, Inc. 6.38%, 6/1/2026(g)	2,095	2,152
Occidental Petroleum Corp.
8.00%, 7/15/2025(a)	5,030	5,722
5.88%, 9/1/2025	2,940	3,142
5.50%, 12/1/2025	2,313	2,454
8.50%, 7/15/2027	6,264	7,520
6.38%, 9/1/2028	2,425	2,758
8.88%, 7/15/2030	6,661	8,634
6.63%, 9/1/2030	2,425	2,846
6.13%, 1/1/2031(a)	3,981	4,595
Oceaneering International, Inc.
4.65%, 11/15/2024	2,194	2,208
6.00%, 2/1/2028	1,175	1,176
ON Semiconductor Corp. 3.88%, 9/1/2028(g)	3,751	3,727
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.81%, 3/11/2023(f)	38	38
OneMain Finance Corp. 5.63%, 3/15/2023	3,088	3,184
6.88%, 3/15/2025	2,110	2,289
7.13%, 3/15/2026	502	552
3.50%, 1/15/2027	1,267	1,203
6.63%, 1/15/2028	4,188	4,495
5.38%, 11/15/2029	1,405	1,427
4.00%, 9/15/2030	1,550	1,443
Option Care Health, Inc. 4.38%, 10/31/2029(g)	513	500
Oracle Corp. 3.80%, 11/15/2037	279	271
Organon & Co.
4.13%, 4/30/2028(g)	10,125	9,963
5.13%, 4/30/2031(g)	5,943	5,943
Outfront Media Capital LLC 5.00%, 8/15/2027(g)	2,492	2,473
Ovintiv, Inc. 8.13%, 9/15/2030	250	330
Owens & Minor, Inc. 4.50%, 3/31/2029(g)	4,018	3,903
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025(g)	1,084	1,146
6.63%, 5/13/2027(g)	2,358	2,471

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027(g)	4,802	4,536
Papa John’s International, Inc. 3.88%, 9/15/2029(g)	407	388
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(g)	8,148	8,199
Party City Holdings, Inc. 8.75%, 2/15/2026(g)	500	503
Patrick Industries, Inc. 4.75%, 5/1/2029(g)	688	664
Patterson-UTI Energy, Inc.
3.95%, 2/1/2028(a)	1,984	1,920
5.15%, 11/15/2029	200	203
PBF Holding Co. LLC
9.25%, 5/15/2025(g)	2,871	2,804
6.00%, 2/15/2028	233	164
PBF Logistics LP 6.88%, 5/15/2023(a)	770	757
Penske Truck Leasing Co. LP 4.88%, 7/11/2022(g)	45	46
Performance Food Group, Inc.
6.88%, 5/1/2025(a)(g)	400	415
5.50%, 10/15/2027(g)	4,211	4,308
4.25%, 8/1/2029(g)	4,205	3,946
PetSmart, Inc.
4.75%, 2/15/2028(g)	2,606	2,599
7.75%, 2/15/2029(g)	2,226	2,388
PG&E Corp.
5.00%, 7/1/2028(a)	6,052	6,052
5.25%, 7/1/2030	503	499
PGT Innovations, Inc. 4.38%, 10/1/2029(g)	2,099	2,024
Philip Morris International, Inc. 3.38%, 8/15/2029	195	203
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)(g)	10,815	10,923
Physicians Realty LP
REIT, 3.95%, 1/15/2028	60	64
REIT, 2.63%, 11/1/2031	20	19
Pike Corp. 5.50%, 9/1/2028(g)	2,448	2,393
Pilgrim’s Pride Corp.
5.88%, 9/30/2027(g)	3,910	4,083
3.50%, 3/1/2032(g)	1,000	952
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(e)(f)(h)	3,381	2,840
Plantronics, Inc. 4.75%, 3/1/2029(a)(g)	2,758	2,503
Playtika Holding Corp. 4.25%, 3/15/2029(g)	499	477
PM General Purchaser LLC 9.50%, 10/1/2028(g)	2,098	2,080
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 3.81%, 5/1/2022(e)(f)(h)	10,102	10,173
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(e)(f)(h)	8,712	8,832
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026(e)(f)(h)	12,810	12,073
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026(e)(f)(h)	4,756	4,946
Post Holdings, Inc.
5.75%, 3/1/2027(g)	5,380	5,528
5.63%, 1/15/2028(g)	4,358	4,475
5.50%, 12/15/2029(g)	7,221	7,421
4.63%, 4/15/2030(g)	3,100	2,988
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.88%, 3/30/2067(f)	12,547	11,543
PRA Group, Inc. 5.00%, 10/1/2029(g)	689	680
Presidio Holdings, Inc. 4.88%, 2/1/2027(g)	2,415	2,457
Prestige Brands, Inc.
5.13%, 1/15/2028(g)	900	907
3.75%, 4/1/2031(g)	2,119	1,923
Prime Security Services Borrower LLC
5.75%, 4/15/2026(g)	8,487	8,796
3.38%, 8/31/2027(g)	3,986	3,708
PROG Holdings, Inc. 6.00%, 11/15/2029(g)	616	604
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023(e)(f)(h)	7,704	7,781
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(f)	4,231	4,305
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(f)	19,489	20,172
PTC, Inc.
3.63%, 2/15/2025(g)	923	926
4.00%, 2/15/2028(g)	820	813
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031(a)	248	236
QVC, Inc. 4.38%, 3/15/2023	2,087	2,111
Qwest Corp. 7.25%, 9/15/2025	325	368
Rain CII Carbon LLC 7.25%, 4/1/2025(g)	4,785	4,860
Range Resources Corp.
4.88%, 5/15/2025	3,485	3,552
8.25%, 1/15/2029	2,764	3,054
4.75%, 2/15/2030(g)(l)	1,227	1,225

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Raytheon Technologies Corp.
1.90%, 9/1/2031(a)	329	304
4.15%, 5/15/2045	236	260
Realogy Group LLC 5.25%, 4/15/2030(g)	5,204	4,983
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	385	350
Renewable Energy Group, Inc. 5.88%, 6/1/2028(g)	560	562
Rent-A-Center, Inc. 6.38%, 2/15/2029(a)(g)	474	487
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027	9,980	9,828
REIT, 4.50%, 2/15/2029(g)	2,463	2,383
Rite Aid Corp.
7.50%, 7/1/2025(g)	5,077	5,004
8.00%, 11/15/2026(g)	8,786	8,621
Rockcliff Energy II LLC 5.50%, 10/15/2029(g)	1,475	1,493
Rocket Mortgage LLC
2.88%, 10/15/2026(g)	2,844	2,705
3.63%, 3/1/2029(g)	1,479	1,383
3.88%, 3/1/2031(g)	1,233	1,154
4.00%, 10/15/2033(g)	917	858
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029(g)	509	504
Roper Technologies, Inc. 3.13%, 11/15/2022	93	94
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(g)	2,590	2,773
9.13%, 6/15/2023(g)	447	471
11.50%, 6/1/2025(g)	4,466	4,943
Royalty Pharma plc 2.15%, 9/2/2031(a)	86	79
RP Escrow Issuer LLC 5.25%, 12/15/2025(g)	1,927	1,872
RR Donnelley & Sons Co. 8.25%, 7/1/2027(a)	450	519
Ryder System, Inc. 2.50%, 9/1/2022	100	101
Sabre GLBL, Inc.
9.25%, 4/15/2025(g)	1,432	1,608
7.38%, 9/1/2025(g)	2,875	2,947
SBA Communications Corp. REIT, 3.13%, 2/1/2029	1,050	979
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026(g)	356	354
Science Applications International Corp. 4.88%, 4/1/2028(g)	710	714
Scientific Games International, Inc. 5.00%, 10/15/2025(g)	3,907	3,988
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,229
4.50%, 10/15/2029	1,140	1,159
4.00%, 4/1/2031(g)	2,754	2,630
4.38%, 2/1/2032	3,297	3,203
Scripps Escrow II, Inc.
3.88%, 1/15/2029(g)	1,359	1,297
5.38%, 1/15/2031(g)	1,315	1,301
Scripps Escrow, Inc. 5.88%, 7/15/2027(g)	880	898
Sealed Air Corp. 5.25%, 4/1/2023(g)	203	208
SEG Holding LLC 5.63%, 10/15/2028(a)(g)	331	344
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(e)(f)(h)	12,275	12,839
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052(f)	8,262	8,044
Sensata Technologies BV
4.88%, 10/15/2023(g)	4,531	4,647
5.63%, 11/1/2024(g)	1,825	1,925
5.00%, 10/1/2025(g)	172	181
4.00%, 4/15/2029(g)	3,595	3,553
Sensata Technologies, Inc. 3.75%, 2/15/2031(g)	878	825
Service Corp. International
7.50%, 4/1/2027	2,735	3,214
4.63%, 12/15/2027	825	848
5.13%, 6/1/2029	3,005	3,148
3.38%, 8/15/2030	1,412	1,318
4.00%, 5/15/2031	2,700	2,614
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	300	311
Sinclair Television Group, Inc.
5.88%, 3/15/2026(g)	205	207
5.13%, 2/15/2027(g)	2,890	2,721
5.50%, 3/1/2030(g)	1,622	1,501
4.13%, 12/1/2030(g)	2,735	2,516
Sirius XM Radio, Inc.
3.13%, 9/1/2026(g)	744	713
5.00%, 8/1/2027(g)	23,245	23,736
4.00%, 7/15/2028(g)	4,395	4,252
5.50%, 7/1/2029(g)	4,617	4,791
Six Flags Entertainment Corp.
4.88%, 7/31/2024(g)	8,491	8,506
5.50%, 4/15/2027(g)	874	881
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(g)	1,390	1,449
SM Energy Co.
5.63%, 6/1/2025	3,980	3,950
6.75%, 9/15/2026(a)	968	978
6.50%, 7/15/2028(a)	1,006	1,039
Sonic Automotive, Inc. 4.63%, 11/15/2029(g)	2,821	2,754
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 3/10/2022(e)(f)(h)	2,040	2,033
Southwestern Energy Co.
7.75%, 10/1/2027(a)	1,705	1,816
5.38%, 3/15/2030	4,399	4,507
4.75%, 2/1/2032	928	927

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026(g)	315	324
Spectrum Brands, Inc.
5.75%, 7/15/2025	450	458
5.00%, 10/1/2029(g)	2,486	2,567
5.50%, 7/15/2030(g)	3,125	3,258
3.88%, 3/15/2031(g)	1,561	1,467
Spirit AeroSystems, Inc.
5.50%, 1/15/2025(g)	1,147	1,176
7.50%, 4/15/2025(g)	4,150	4,304
Sprint Capital Corp.
6.88%, 11/15/2028	50	59
8.75%, 3/15/2032	18,554	25,919
Sprint Corp.
7.88%, 9/15/2023	18,616	20,105
7.13%, 6/15/2024	6,327	6,896
7.63%, 2/15/2025	20,272	22,553
7.63%, 3/1/2026	29,453	33,724
SRS Distribution, Inc. 4.63%, 7/1/2028(g)	3,290	3,180
SS&C Technologies, Inc. 5.50%, 9/30/2027(g)	8,338	8,611
Standard Industries, Inc.
5.00%, 2/15/2027(g)	1,647	1,659
4.75%, 1/15/2028(g)	8,598	8,480
4.38%, 7/15/2030(g)	225	215
3.38%, 1/15/2031(g)	2,105	1,926
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060(f)	670	680
Staples, Inc.
7.50%, 4/15/2026(g)	15,693	15,477
10.75%, 4/15/2027(a)(g)	7,739	7,214
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.80%, 3/15/2022(e)(f)(h)	1,960	1,969
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023(e)(f)(h)	4,393	4,485
Station Casinos LLC 4.50%, 2/15/2028(g)	5,250	5,098
Stericycle, Inc. 3.88%, 1/15/2029(g)	1,821	1,730
Stevens Holding Co., Inc. 6.13%, 10/1/2026(g)	1,940	2,025
Summit Materials LLC 5.25%, 1/15/2029(g)	952	972
Summit Midstream Holdings LLC 8.50%, 10/15/2026(g)	2,093	2,145
Sunoco LP
5.88%, 3/15/2028	423	439
4.50%, 5/15/2029	2,780	2,721
4.50%, 4/30/2030(g)	4,242	4,166
SVB Financial Group
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026(e)(f)(h)	11,860	11,528
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026(e)(f)(h)	4,135	4,070
Switch Ltd.
3.75%, 9/15/2028(g)	845	806
4.13%, 6/15/2029(g)	1,447	1,409
Synaptics, Inc. 4.00%, 6/15/2029(g)	1,991	1,952
Syneos Health, Inc. 3.63%, 1/15/2029(g)	911	863
Sysco Corp.
3.25%, 7/15/2027(a)	265	275
2.40%, 2/15/2030	186	181
Tallgrass Energy Partners LP
7.50%, 10/1/2025(g)	7,631	8,026
6.00%, 3/1/2027(g)	1,000	1,017
5.50%, 1/15/2028(g)	710	679
6.00%, 12/31/2030(g)	2,053	1,960
6.00%, 9/1/2031(g)	4,277	4,075
Targa Resources Partners LP
5.88%, 4/15/2026	4,488	4,625
5.38%, 2/1/2027	3,355	3,439
6.50%, 7/15/2027	3,538	3,755
5.00%, 1/15/2028	1,745	1,789
6.88%, 1/15/2029	1,906	2,085
4.88%, 2/1/2031	4,010	4,190
4.00%, 1/15/2032(g)	3,301	3,286
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(g)	621	559
TEGNA, Inc.
4.75%, 3/15/2026(g)	1,547	1,572
4.63%, 3/15/2028(a)	3,389	3,321
Tempur Sealy International, Inc.
4.00%, 4/15/2029(g)	8,623	8,267
3.88%, 10/15/2031(g)	1,890	1,762
Tenet Healthcare Corp.
4.63%, 7/15/2024	2,244	2,253
4.63%, 9/1/2024(g)	1,018	1,029
7.50%, 4/1/2025(g)	874	910
4.88%, 1/1/2026(g)	22,644	22,746
6.25%, 2/1/2027(g)	17,904	18,320
5.13%, 11/1/2027(g)	11,231	11,256
4.63%, 6/15/2028(g)	562	557
4.25%, 6/1/2029(g)	3,354	3,234
Tenneco, Inc.
5.00%, 7/15/2026(a)	4,090	3,794
7.88%, 1/15/2029(g)	2,336	2,482
5.13%, 4/15/2029(g)	2,780	2,575
Terex Corp. 5.00%, 5/15/2029(g)	4,086	4,053
TerraForm Power Operating LLC 4.25%, 1/31/2023(g)	1,671	1,680

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021‡(k)	12,477	13
8.50%, 10/1/2022‡(k)	16,772	25
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	230	219
Thor Industries, Inc. 4.00%, 10/15/2029(g)	510	486
T-Mobile USA, Inc.
4.75%, 2/1/2028(a)	21,452	22,176
2.25%, 11/15/2031(a)	542	499
3.00%, 2/15/2041	170	154
Topaz Solar Farms LLC 5.75%, 9/30/2039(a)(g)	380	440
TopBuild Corp. 3.63%, 3/15/2029(g)	920	891
TransDigm, Inc. 6.25%, 3/15/2026(g)	9,380	9,685
Transocean Guardian Ltd. 5.88%, 1/15/2024(g)	2,104	2,023
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)(g)	3,251	3,202
Transocean Poseidon Ltd. 6.88%, 2/1/2027(g)	2,633	2,554
Transocean Proteus Ltd. 6.25%, 12/1/2024(g)	308	305
Transocean, Inc. 11.50%, 1/30/2027(g)	3,164	3,139
TreeHouse Foods, Inc. 4.00%, 9/1/2028(a)	225	210
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	1,000	1,031
5.70%, 6/15/2028	128	136
TriMas Corp. 4.13%, 4/15/2029(g)	4,455	4,366
TriNet Group, Inc. 3.50%, 3/1/2029(g)	882	838
Trinseo Materials Operating SCA
5.38%, 9/1/2025(g)	9,060	9,170
5.13%, 4/1/2029(g)	2,568	2,592
TripAdvisor, Inc. 7.00%, 7/15/2025(g)	1,640	1,718
Triton Water Holdings, Inc. 6.25%, 4/1/2029(g)	2,758	2,586
Triumph Group, Inc.
8.88%, 6/1/2024(g)	221	236
6.25%, 9/15/2024(g)	1,545	1,539
7.75%, 8/15/2025(a)	2,337	2,314
Truist Financial Corp.
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025(e)(f)(h)	2,005	2,122
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027(e)(f)(h)	3,516	3,569
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(e)(f)(h)	15,904	17,256
TTM Technologies, Inc. 4.00%, 3/1/2029(g)	725	693
Twilio, Inc.
3.63%, 3/15/2029	1,586	1,522
3.88%, 3/15/2031	1,586	1,518
Twitter, Inc. 3.88%, 12/15/2027(g)	450	449
Uber Technologies, Inc. 4.50%, 8/15/2029(g)	3,800	3,686
UDR, Inc.
REIT, 3.20%, 1/15/2030	160	164
REIT, 3.00%, 8/15/2031	41	41
Under Armour, Inc. 3.25%, 6/15/2026(a)	2,136	2,101
Union Pacific Corp. 4.16%, 7/15/2022	100	101
Unisys Corp. 6.88%, 11/1/2027(g)	222	236
United Airlines Holdings, Inc.
5.00%, 2/1/2024	2,404	2,441
4.88%, 1/15/2025(a)	2,345	2,359
United Airlines, Inc. 4.38%, 4/15/2026(g)	4,662	4,627
United Natural Foods, Inc. 6.75%, 10/15/2028(g)	509	540
United Rentals North America, Inc.
5.50%, 5/15/2027	10,010	10,354
4.88%, 1/15/2028	3,315	3,414
5.25%, 1/15/2030	2,500	2,625
3.88%, 2/15/2031	5,089	4,955
United States Cellular Corp. 6.70%, 12/15/2033(a)	4,296	4,764
United States Steel Corp.
6.88%, 3/1/2029(a)	2,747	2,775
6.65%, 6/1/2037	241	251
UnitedHealth Group, Inc. 3.05%, 5/15/2041	75	73
Uniti Group LP
REIT, 7.88%, 2/15/2025(g)	1,000	1,042
REIT, 4.75%, 4/15/2028(g)	1,000	969
REIT, 6.50%, 2/15/2029(g)	328	310
REIT, 6.00%, 1/15/2030(g)	1,000	915
Universal Health Services, Inc. 2.65%, 1/15/2032(g)	277	262
Univision Communications, Inc. 4.50%, 5/1/2029(g)	1,305	1,293
Urban One, Inc. 7.38%, 2/1/2028(g)	444	451

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027(e)(f)(h)	6,765	6,501
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027(e)(f)(h)	1,414	1,506
US Foods, Inc. 4.63%, 6/1/2030(g)	2,017	1,962
Vail Resorts, Inc. 6.25%, 5/15/2025(g)	1,642	1,699
Valvoline, Inc.
4.25%, 2/15/2030(g)	3,267	3,156
3.63%, 6/15/2031(g)	300	275
Varex Imaging Corp. 7.88%, 10/15/2027(g)	275	301
Vector Group Ltd.
10.50%, 11/1/2026(g)	464	476
5.75%, 2/1/2029(g)	1,662	1,536
Venator Finance SARL 5.75%, 7/15/2025(a)(g)	3,375	3,172
Ventas Realty LP REIT, 4.00%, 3/1/2028	100	108
Verizon Communications, Inc.
4.40%, 11/1/2034(a)	246	276
4.27%, 1/15/2036	355	398
3.40%, 3/22/2041	112	111
ViacomCBS, Inc.
4.20%, 5/19/2032	145	157
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(f)	3,472	3,448
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)	12,291	13,520
Viavi Solutions, Inc. 3.75%, 10/1/2029(g)	2,610	2,532
VICI Properties LP
REIT, 3.50%, 2/15/2025(g)	527	525
REIT, 4.25%, 12/1/2026(g)	8,012	8,102
REIT, 3.75%, 2/15/2027(g)	1,875	1,857
REIT, 4.63%, 12/1/2029(g)	4,688	4,825
REIT, 4.13%, 8/15/2030(g)	1,620	1,625
Victors Merger Corp. 6.38%, 5/15/2029(a)(g)	318	292
Viper Energy Partners LP 5.38%, 11/1/2027(g)	489	505
Vista Outdoor, Inc. 4.50%, 3/15/2029(g)	8,140	7,900
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026(e)(f)(g)(h)	1,712	1,703
Vistra Operations Co. LLC
5.50%, 9/1/2026(g)	1,952	1,991
5.63%, 2/15/2027(g)	6,875	7,013
5.00%, 7/31/2027(g)	1,266	1,276
4.38%, 5/1/2029(g)	1,498	1,445
VM Consolidated, Inc. 5.50%, 4/15/2029(g)	357	355
VMware, Inc. 2.20%, 8/15/2031	286	267
Wabash National Corp. 4.50%, 10/15/2028(g)	3,221	3,122
Weatherford International Ltd.
11.00%, 12/1/2024(g)	1,142	1,179
6.50%, 9/15/2028(g)	1,000	1,037
Weekley Homes LLC 4.88%, 9/15/2028(g)	599	589
Welbilt, Inc. 9.50%, 2/15/2024	940	945
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(e)(f)(h)	7,127	7,305
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(e)(f)(h)	2,207	2,359
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(e)(f)(h)	27,807	27,542
WESCO Distribution, Inc.
7.13%, 6/15/2025(g)	5,708	5,977
7.25%, 6/15/2028(g)	5,708	6,122
Western Digital Corp. 4.75%, 2/15/2026(a)	2,218	2,328
William Carter Co. (The) 5.63%, 3/15/2027(g)	9,312	9,533
Windstream Escrow LLC 7.75%, 8/15/2028(a)(g)	2,115	2,133
Winnebago Industries, Inc. 6.25%, 7/15/2028(g)	305	324
WMG Acquisition Corp.
3.75%, 12/1/2029(g)	5,431	5,165
3.00%, 2/15/2031(g)	3,119	2,830
Wolverine Escrow LLC
8.50%, 11/15/2024(g)	1,055	918
9.00%, 11/15/2026(a)(g)	10,989	9,615
13.13%, 11/15/2027(g)	444	253
Wolverine World Wide, Inc. 4.00%, 8/15/2029(g)	560	538
World Acceptance Corp. 7.00%, 11/1/2026(g)	305	293
WP Carey, Inc.
REIT, 2.40%, 2/1/2031	150	143
REIT, 2.45%, 2/1/2032	30	29

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WR Grace Holdings LLC
5.63%, 10/1/2024(g)	1,010	1,045
5.63%, 8/15/2029(g)	1,596	1,540
WW International, Inc. 4.50%, 4/15/2029(a)(g)	509	450
Wynn Las Vegas LLC 5.50%, 3/1/2025(g)	11,657	11,719
Wynn Resorts Finance LLC 5.13%, 10/1/2029(g)	6,555	6,371
Xerox Holdings Corp. 5.00%, 8/15/2025(g)	1,412	1,430
Yum! Brands, Inc.
7.75%, 4/1/2025(g)	2,457	2,574
4.75%, 1/15/2030(g)	1,834	1,885
3.63%, 3/15/2031	4,332	4,094
4.63%, 1/31/2032	3,567	3,550
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(g)	4,371	4,127
Ziff Davis, Inc. 4.63%, 10/15/2030(g)	1,870	1,831
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	95	92
Zoetis, Inc. 2.00%, 5/15/2030	182	173
ZoomInfo Technologies LLC 3.88%, 2/1/2029(g)	1,904	1,792

		3,686,627

Uzbekistan — 0.0%(c)
Uzbekneftegaz JSC 4.75%, 11/16/2028(g)	1,350	1,249

TOTAL CORPORATE BONDS (Cost $4,566,218)		4,565,242

EQUITY-LINKED NOTES — 8.7%
Canada — 4.8%
National Bank of Canada, ELN, 6.50%, 3/3/2022, (linked to Russell 2000 Index)(g)	57	116,814
National Bank of Canada, ELN, 7.50%, 3/30/2022, (linked to Russell 2000 Index)(g)	61	125,648
Royal Bank of Canada, ELN, 7.50%, 3/3/2022, (linked to Russell 2000 Index)(b)	64	131,289
Royal Bank of Canada, ELN, 7.50%, 4/20/2022, (linked to Russell 2000 Index)(b)	62	126,320
Royal Bank of Canada, ELN, 7.50%, 5/11/2022, (linked to Russell 2000 Index)(b)	68	136,228

		636,299

France — 1.0%
BNP Paribas SA, ELN, 7.50%, 4/27/2022, (linked to Russell 2000 Index)(g)	66	135,210

Switzerland — 1.0%
UBS AG, ELN, 7.50%, 5/4/2022, (linked to Russell 2000 Index)(b)	63	128,690

United Kingdom — 1.9%
Barclays Bank plc, ELN, 6.50%, 3/23/2022, (linked to Russell 2000 Index)(b)	58	118,112
Barclays Bank plc, ELN, 7.00%, 4/5/2022, (linked to Russell 2000 Index)(b)	61	123,802

		241,914

TOTAL EQUITY-LINKED NOTES (Cost $1,212,774)		1,142,113

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Bermuda — 0.0%(c)
Bellemeade Re Ltd. Series 2019-1A, Class M2, 2.81%, 3/25/2029‡(g)(m)	1,000	1,000
Eagle RE Ltd. Series 2019-1, Class M2, 3.41%, 4/25/2029‡(g)(m)	1,980	1,999

		2,999

United States — 3.7%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 2.36%, 2/25/2035(m)	918	948
Series 2005-2, Class 3A1, 2.73%, 6/25/2035(m)	691	697
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	5
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2	2
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	50	49
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	352	350
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	21	21
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	156	158
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,455	3,462
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	341	342
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	508	514

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	2,098		2,106
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	6,443		6,353
Series 2005-J2, Class 1A5, 0.61%, 4/25/2035(m)	4,354		3,643
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	2,622		2,532
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	313		304
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	2,714		2,531
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	1,571		1,500
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	1,070		1,060
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	572		528
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	2,543		2,424
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	116		107
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,260		1,185
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	453		451
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	1,145		1,141
Series 2005-J14, Class A3, 5.50%, 12/25/2035	241		196
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,273		1,034
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,064		864
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2036	80		80
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	315		242
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	110		98
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	3,146		3,179
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	590		552
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,274		938
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	462		355
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	220		160
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,398		1,708
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	159		120
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	143		98
American Home Mortgage Investment Trust
Series 2007-2, Class 12A1, 0.65%, 3/25/2037(m)	4,424		1,936
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(g)(m)	2,250		2,240
Series 2019-6, Class B1, 3.94%, 11/25/2059(g)(m)	4,000		3,995
Series 2019-6, Class B3, 5.99%, 11/25/2059‡(g)(m)	1,285		1,266
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(g)(m)	4,000		3,943
Series 2019-4, Class B1, 4.41%, 7/26/2049(g)(m)	5,000		4,926
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2		2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	380		374
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	507		501
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	1,341		1,326
Series 2006-5, Class CB7, 6.00%, 6/25/2046	314		310
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	53		48
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,470		1,406
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	87		89
Series 2006-A, Class 1A1, 2.60%, 2/20/2036(m)	452		455
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	253		241
Series 2007-5, Class 4A1, 0.48%, 7/25/2037(m)	2,875		2,121
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 2.56%, 2/25/2034(m)	262		269
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	164		163
Bear Stearns ALT-A Trust
Series 2006-8, Class 3A1, 0.43%, 2/25/2034(m)	220		212
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC5, Class M1, 1.11%, 10/25/2034‡(m)	314		231
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 2.40%, 6/25/2035(m)	—	(d)	—	(d)
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,100		672
Series 2006-S4, Class A5, 6.00%, 12/25/2036	832		527
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	204		137

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.86%, 5/25/2023(g)(m)	4,530	4,534
Series 2018-GT1, Class B, 3.61%, 5/25/2023‡(g)(m)	795	792
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	94	76
Series 2004-25, Class 2A1, 0.79%, 2/25/2035(m)	2,138	2,010
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,352	1,069
Series 2005-31, Class 2A1, 2.43%, 1/25/2036(m)	614	574
Series 2005-30, Class A5, 5.50%, 1/25/2036	130	102
Series 2006-HYB1, Class 2A2C, 2.65%, 3/20/2036(m)	2,000	1,951
Series 2006-HYB2, Class 2A1B, 2.87%, 4/20/2036(m)	583	558
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	97	74
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,088	694
Series 2006-17, Class A2, 6.00%, 12/25/2036	316	193
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,784	1,306
Series 2007-2, Class A2, 6.00%, 3/25/2037	112	71
Series 2007-3, Class A18, 6.00%, 4/25/2037	853	569
Series 2007-10, Class A4, 5.50%, 7/25/2037	112	72
Series 2007-13, Class A4, 6.00%, 8/25/2037	230	157
Series 2007-16, Class A1, 6.50%, 10/25/2037	2,093	1,334
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	461	244
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A9, 6.00%, 5/25/2037	381	379
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A1A, 3.03%, 6/25/2036(m)	1,033	1,058
Series 2006-AR5, Class 1A5A, 2.88%, 7/25/2036(m)	406	396
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 2.19%, 9/25/2035(m)	295	309
Series 2006-8, Class A3, 0.46%, 10/25/2035(g)(m)	536	309
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	75	68
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066‡(g)(m)	2,500	2,437
Series 2021-5, Class B1, 4.20%, 11/26/2066‡(g)(m)	3,903	3,859
Series 2021-5, Class B2, 4.20%, 11/26/2066‡(g)(m)	2,247	2,155
Series 2022-1, Class B1, 4.11%, 12/27/2066(g)(m)	2,038	2,011
Series 2022-1, Class B2, 4.11%, 12/27/2066(g)(m)	2,581	2,455
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 3.51%, 10/25/2039‡(g)(m)	5,500	5,506
Series 2020-R02, Class 2B1, 3.11%, 1/25/2040‡(g)(m)	19,158	19,223
Series 2021-R01, Class 1B1, 3.15%, 10/25/2041‡(g)(m)	5,200	5,192
Series 2021-R03, Class 1B1, 2.80%, 12/25/2041‡(g)(m)	2,000	1,955
Series 2021-R03, Class 1B2, 5.55%, 12/25/2041(g)(m)	9,100	8,610
Series 2022-R01, Class 1B2, 6.05%, 12/25/2041‡(g)(m)	11,437	11,219
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	103
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	197	199
Series 2004-AR4, Class 4A1, 2.50%, 5/25/2034(m)	997	1,029
Series 2004-AR4, Class 2A1, 2.91%, 5/25/2034(m)	160	166
Series 2004-AR5, Class 6A1, 2.29%, 6/25/2034(m)	275	289
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	1,380	1,434
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	96	97
Series 2005-4, Class 2A5, 0.66%, 6/25/2035(m)	2,531	1,870
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	305	275
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 2.53%, 10/25/2034(m)	601	611
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.58%, 10/25/2026(m)	38	37
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	366	258

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deephaven Residential Mortgage Trust
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(g)(m)	2,000	1,994
Series 2021-3, Class B1, 3.27%, 8/25/2066‡(g)(m)	5,000	4,879
Series 2021-3, Class B2, 4.13%, 8/25/2066‡(g)(m)	4,502	4,395
Series 2021-4, Class B1, 4.16%, 11/25/2066‡(g)(m)	6,000	5,923
Series 2021-4, Class B2, 4.54%, 11/25/2066‡(g)(m)	6,508	6,304
Series 2022-1, Class B1, 4.34%, 1/25/2067(g)(m)	3,000	2,985
Series 2022-1, Class B2, 4.34%, 1/25/2067(g)(m)	5,640	5,414
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.40%, 2/25/2020(m)	21	20
Series 2005-2, Class 2A1, 0.41%, 3/25/2020(m)	4	4
DSLA Mortgage Loan Trust
Series 2005-AR4, Class 2A1A, 0.62%, 8/19/2045(m)	1,358	1,320
FHLMC STACR
Series 2019-HQA3, Class B1, 3.11%, 9/25/2049(g)(m)	3,000	3,004
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 5.55%, 1/25/2034(g)(m)	3,400	3,366
Series 2021-DNA6, Class B1, 3.45%, 10/25/2041(g)(m)	11,500	11,493
Series 2020-HQA1, Class B2, 5.21%, 1/25/2050(g)(m)	4,000	3,905
Series 2021-DNA1, Class B2, 4.80%, 1/25/2051‡(g)(m)	8,000	7,867
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 10.86%, 3/25/2025(m)	3,078	3,135
Series 2017-DNA3, Class B1, 4.56%, 3/25/2030(m)	3,000	3,223
Series 2021-DNA2, Class B2, 6.05%, 8/25/2033(g)(m)	18,050	18,729
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 5.89%, 6/15/2042(m)	2,194	382
Series 4097, Class ES, IF, IO, 5.99%, 8/15/2042(m)	3,168	535
Series 4103, Class SB, IF, IO, 5.94%, 9/15/2042(m)	3,539	747
Series 4425, Class SA, IF, IO, 5.94%, 1/15/2045(m)	3,863	595
Series 4594, Class SG, IF, IO, 5.89%, 6/15/2046(m)	3,711	779
Series 4606, Class SB, IF, IO, 5.89%, 8/15/2046(m)	6,955	1,366
Series 4614, Class SK, IF, IO, 5.89%, 9/15/2046(m)	11,999	2,522
Series 4616, Class HS, IF, IO, 5.89%, 9/15/2046(m)	4,254	723
Series 4703, Class SA, IF, IO, 6.04%, 7/15/2047(m)	6,414	1,155
Series 4718, Class SD, IF, IO, 6.04%, 9/15/2047(m)	3,348	545
Series 4768, Class SG, IF, IO, 6.09%, 3/15/2048(m)	2,565	436
Series 4820, Class ES, IF, IO, 6.09%, 3/15/2048(m)	1,693	240
Series 4834, Class SA, IF, IO, 6.04%, 10/15/2048(m)	4,023	575
Series 4937, Class MS, IF, IO, 5.94%, 12/25/2049(m)	6,421	1,046
Series 4839, Class WS, IF, IO, 5.99%, 8/15/2056(m)	7,751	1,557
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 5.84%, 7/15/2042(m)	2,086	333
Series 274, Class S1, IF, IO, 5.89%, 8/15/2042(m)	2,936	474
Series 278, Class S1, IF, IO, 5.94%, 9/15/2042(m)	2,536	426
Series 279, Class S6, IF, IO, 5.94%, 9/15/2042(m)	1,910	314
Series 300, Class S1, IF, IO, 5.99%, 1/15/2043(m)	2,480	500
Series 311, Class S1, IF, IO, 5.84%, 8/15/2043(m)	1,470	251
Series 316, Class S7, IF, IO, 5.99%, 11/15/2043(m)	2,352	403
Series 326, Class S2, IF, IO, 5.84%, 3/15/2044(m)	2,880	499
Series 336, Class S1, IF, IO, 5.94%, 8/15/2044(m)	1,997	333
Series 337, Class S1, IF, IO, 5.94%, 9/15/2044(m)	1,650	281
Series 356, Class S5, IF, IO, 5.89%, 9/15/2047(m)	9,655	1,743
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	15	11
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.86%, 7/25/2029(m)	1,820	2,057
Series 2021-R02, Class 2B1, 3.35%, 11/25/2041(g)(m)	3,153	3,139
Series 2021-R02, Class 2B2, 6.25%, 11/25/2041(g)(m)	5,142	5,088

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 5.84%, 12/25/2041(m)	2,324	346
Series 2012-20, Class SL, IF, IO, 6.34%, 3/25/2042(m)	2,938	563
Series 2012-35, Class SN, IF, IO, 6.34%, 4/25/2042(m)	3,318	600
Series 2012-75, Class DS, IF, IO, 5.84%, 7/25/2042(m)	3,322	543
Series 2012-128, Class MS, IF, IO, 6.04%, 11/25/2042(m)	1,461	295
Series 2013-124, Class SB, IF, IO, 5.84%, 12/25/2043(m)	3,635	623
Series 2013-136, Class SB, IF, IO, 5.79%, 1/25/2044(m)	3,382	579
Series 2015-35, Class SA, IF, IO, 5.49%, 6/25/2045(m)	3,595	562
Series 2015-37, Class ST, IF, IO, 5.51%, 6/25/2045(m)	3,478	531
Series 2016-1, Class SJ, IF, IO, 6.04%, 2/25/2046(m)	7,466	1,423
Series 2016-77, Class SA, IF, IO, 5.89%, 10/25/2046(m)	2,959	506
Series 2017-1, Class SA, IF, IO, 5.94%, 2/25/2047(m)	3,385	645
Series 2017-16, Class SM, IF, IO, 5.94%, 3/25/2047(m)	1,941	349
Series 2017-37, Class AS, IF, IO, 5.99%, 5/25/2047(m)	9,149	1,594
Series 2018-14, Class SA, IF, IO, 6.09%, 3/25/2048(m)	5,671	1,136
Series 2018-15, Class JS, IF, IO, 6.09%, 3/25/2048(m)	3,563	613
Series 2018-16, Class SN, IF, IO, 6.14%, 3/25/2048(m)	1,387	258
Series 2018-27, Class SE, IF, IO, 6.09%, 5/25/2048(m)	2,702	563
Series 2018-60, Class SK, IF, IO, 5.59%, 8/25/2048(m)	2,552	312
Series 2018-73, Class SC, IF, IO, 6.09%, 10/25/2048(m)	5,747	975
Series 2019-9, Class SM, IF, IO, 5.94%, 3/25/2049(m)	3,222	495
Series 2019-20, Class BS, IF, IO, 5.94%, 5/25/2049(m)	1,057	137
GCAT Trust
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(g)(m)	3,000	2,969
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 3.14%, 8/19/2034(m)	306	295
Series 2005-AR1, Class 3A, 3.75%, 3/18/2035(m)	98	96
GNMA
Series 2014-25, Class HS, IF, IO, 6.00%, 2/20/2044(m)	2,474	511
Series 2015-124, Class SB, IF, IO, 6.15%, 9/20/2045(m)	4,409	728
Series 2015-149, Class GS, IF, IO, 6.15%, 10/20/2045(m)	4,321	945
Series 2016-111, Class SA, IF, IO, 6.00%, 8/20/2046(m)	2,144	395
Series 2016-120, Class NS, IF, IO, 6.00%, 9/20/2046(m)	6,100	1,170
Series 2017-11, Class AS, IF, IO, 6.00%, 1/20/2047(m)	2,449	392
Series 2017-55, Class AS, IF, IO, 6.05%, 4/20/2047(m)	1,520	212
Series 2017-56, Class SC, IF, IO, 6.05%, 4/20/2047(m)	3,369	545
Series 2017-68, Class SA, IF, IO, 6.05%, 5/20/2047(m)	3,445	652
Series 2017-67, Class ST, IF, IO, 6.10%, 5/20/2047(m)	6,451	1,245
Series 2017-75, Class SD, IF, IO, 6.10%, 5/20/2047(m)	1,312	189
Series 2017-80, Class AS, IF, IO, 6.10%, 5/20/2047(m)	3,351	509
Series 2017-93, Class SE, IF, IO, 6.10%, 6/20/2047(m)	2,349	332
Series 2017-107, Class SL, IF, IO, 6.10%, 7/20/2047(m)	7,097	1,150

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-112, Class S, IF, IO, 6.10%, 7/20/2047(m)	5,004	701
Series 2017-120, Class QS, IF, IO, 6.10%, 8/20/2047(m)	2,825	406
Series 2017-134, Class SB, IF, IO, 6.10%, 9/20/2047(m)	2,786	418
Series 2017-141, Class QS, IF, IO, 6.10%, 9/20/2047(m)	6,078	858
Series 2017-149, Class QS, IF, IO, 6.10%, 10/20/2047(m)	3,078	432
Series 2018-1, Class ST, IF, IO, 6.10%, 1/20/2048(m)	6,843	1,106
Series 2018-11, Class SA, IF, IO, 6.10%, 1/20/2048(m)	2,810	339
Series 2018-6, Class CS, IF, IO, 6.10%, 1/20/2048(m)	2,310	376
Series 2018-36, Class SG, IF, IO, 6.10%, 3/20/2048(m)	6,593	1,069
Series 2018-63, Class SB, IF, IO, 6.10%, 4/20/2048(m)	1,191	167
Series 2018-64, Class GS, IF, IO, 6.10%, 5/20/2048(m)	3,932	565
Series 2018-65, Class SE, IF, IO, 6.10%, 5/20/2048(m)	4,868	665
Series 2018-92, Class SH, IF, IO, 6.10%, 7/20/2048(m)	2,577	455
Series 2018-115, Class DS, IF, IO, 6.10%, 8/20/2048(m)	6,289	966
Series 2018-126, Class CS, IF, IO, 6.10%, 9/20/2048(m)	3,847	602
Series 2018-146, Class S, IF, IO, 6.05%, 10/20/2048(m)	2,676	345
Series 2018-147, Class SD, IF, IO, 6.05%, 10/20/2048(m)	7,566	1,122
Series 2018-168, Class SA, IF, IO, 6.00%, 12/20/2048(m)	3,180	474
Series 2019-16, Class SB, IF, IO, 5.95%, 2/20/2049(m)	4,621	681
Series 2019-22, Class SM, IF, IO, 5.95%, 2/20/2049(m)	13,365	2,363
Series 2019-23, Class JS, IF, IO, 5.95%, 2/20/2049(m)	3,762	645
Series 2019-30, Class SA, IF, IO, 5.95%, 3/20/2049(m)	5,503	807
Series 2019-38, Class SN, IF, IO, 5.95%, 3/20/2049(m)	6,539	1,003
Series 2019-41, Class CS, IF, IO, 5.95%, 3/20/2049(m)	4,422	617
Series 2019-42, Class SJ, IF, IO, 5.95%, 4/20/2049(m)	4,925	727
Series 2019-56, Class GS, IF, IO, 6.05%, 5/20/2049(m)	2,678	383
Series 2019-69, Class DS, IF, IO, 6.00%, 6/20/2049(m)	2,894	401
Series 2019-70, Class SM, IF, IO, 6.00%, 6/20/2049(m)	2,767	397
Series 2020-76, Class SL, IF, IO, 6.05%, 5/20/2050(m)	6,260	1,068
GSMSC Pass-Through Trust
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(g)(m)	1,278	479
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	201	201
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	149	134
Series 2005-AR3, Class 6A1, 2.91%, 5/25/2035(m)	72	71
Series 2005-AR4, Class 3A5, 2.80%, 7/25/2035(m)	1,285	1,079
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	745	773
Series 2005-AR7, Class 6A1, 2.64%, 11/25/2035(m)	676	681
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	592	394
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	959	639
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	465	464
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	245	207
HarborView Mortgage Loan Trust
Series 2005-11, Class 2A1A, 0.72%, 8/19/2045(m)	162	163

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Impac CMB Trust
Series 2004-5, Class 1A1, 0.83%, 10/25/2034(m)	290		291
Series 2004-6, Class 1A2, 0.89%, 10/25/2034(m)	—	(d)	—	(d)
Series 2004-5, Class 1M2, 0.98%, 10/25/2034‡(m)	106		103
Series 2004-7, Class 1A2, 1.03%, 11/25/2034(m)	343		350
Series 2004-9, Class 1A1, 0.87%, 1/25/2035(m)	—	(d)	—	(d)
Series 2004-10, Class 2A, 0.75%, 3/25/2035(m)	497		481
Series 2004-10, Class 3A1, 0.81%, 3/25/2035(m)	—	(d)	—	(d)
Series 2005-1, Class 1A1, 0.63%, 4/25/2035(m)	277		273
Series 2005-1, Class 1A2, 0.73%, 4/25/2035(m)	339		332
Series 2005-2, Class 1A2, 0.73%, 4/25/2035(m)	335		336
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A4, 3.75%, 8/25/2033	188		174
Impac Secured Assets Trust
Series 2007-3, Class A1B, 0.35%, 9/25/2037(m)	1,892		1,698
Series 2007-3, Class A1C, 0.47%, 9/25/2037(m)	3,171		2,770
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 2.57%, 4/25/2035(m)	242		248
Series 2005-AR14, Class 2A1A, 0.71%, 7/25/2035(m)	822		758
Series 2007-AR21, Class 6A1, 2.68%, 9/25/2037(m)	4,699		3,987
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1, 0.47%, 5/25/2036(m)	2,638		2,622
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	9		9
Series 2004-A6, Class 1A1, 2.55%, 12/25/2034(m)	71		71
Series 2005-A3, Class 6A6, 2.76%, 6/25/2035(m)	189		194
Series 2005-A6, Class 1A2, 2.63%, 9/25/2035(m)	171		173
Series 2005-A8, Class 1A1, 2.70%, 11/25/2035(m)	97		89
Series 2005-A8, Class 4A1, 2.78%, 11/25/2035(m)	1,465		1,362
Series 2006-A7, Class 2A4, 3.11%, 1/25/2037(m)	444		418
Series 2007-S1, Class 2A17, 0.44%, 3/25/2037(m)	3,888		1,036
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061(g)(j)	2,800		2,748
Series 2021-GS1, Class A2, 3.84%, 10/25/2066(g)(j)	2,000		2,003
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	787		621
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	7,243		4,714
MASTR Alternative Loan Trust
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	212		221
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	615		635
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	180		177
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	214		146
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	463		400
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 1.92%, 4/25/2035(m)	165		161
Series 2006-1, Class 2A1, 1.96%, 2/25/2036(m)	887		935
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	186		109
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	393		381
Series 2004-8AR, Class 4A1, 2.40%, 10/25/2034(m)	476		488
Series 2004-9, Class 1A, 5.38%, 11/25/2034(m)	474		505
Series 2005-4, Class 1A, 5.00%, 8/25/2035	21		20
MortgageIT Trust
Series 2005-3, Class A1, 0.71%, 8/25/2035(m)	—	(d)	—	(d)
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059‡(g)(m)	2,500		2,498
Series 2019-NQM4, Class B2, 4.93%, 9/25/2059‡(g)(m)	4,000		4,001
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(g)(m)	2,041		2,042

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035(j)	5		5
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2, 3.60%, 2/25/2061(g)(j)	5,000		4,893
PRPM 3.77%, 3/25/2026	4,987		4,875
PRPM LLC
Series 2020-6, Class A2, 4.70%, 11/25/2025(g)(j)	2,350		2,333
Series 2021-1, Class A2, 3.72%, 1/25/2026(g)(m)	5,000		4,929
Series 2021-3, Class A2, 3.72%, 4/25/2026(g)(j)	5,500		5,397
Series 2021-5, Class A2, 3.72%, 6/25/2026(g)(j)	4,000		3,894
Series 2021-6, Class A2, 3.47%, 7/25/2026(g)(j)	3,447		3,378
Series 2021-7, Class A2, 3.67%, 8/25/2026(g)(j)	5,030		4,893
Series 2021-8, Class A2, 3.60%, 9/25/2026(g)(m)	5,000		4,892
Series 2021-10, Class A2, 4.83%, 10/25/2026(g)(j)	9,000		8,884
Series 2021-11, Class A2, 4.58%, 11/25/2026(g)(j)	5,269		5,224
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3		3
Series 2005-QA5, Class A2, 4.31%, 4/25/2035(m)	988		970
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	668		667
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	1,063		1,038
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,167		1,137
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,738		1,662
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,602		1,313
Series 2005-A14, Class A1, 5.50%, 12/25/2035	138		95
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,722		1,827
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	6,590		5,012
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(d)	—	(d)
Series 2005-S7, Class A6, 5.50%, 11/25/2035	65		63
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,338		1,301
Series 2006-SA4, Class 2A1, 4.60%, 11/25/2036(m) Seasoned Credit Risk Transfer Trust	1,152		1,107
Series 2017-3, Class A, IO, 0.00%, 7/25/2056(m)	209,806		111
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 0.50%, 7/20/2036(m)	441		410
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050‡(g)(m)	5,410		5,431
Series 2020-INV1, Class B2, 4.26%, 11/25/2055‡(g)	1,600		1,580
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-1, Class 1A1, 2.84%, 2/25/2035(m)	273		279
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 0.65%, 8/25/2035(m)	2,320		2,252
Series 2007-AR7, Class 1A1, 0.96%, 5/25/2047(m)	2,914		2,619
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(g)(m)	2,000		2,011
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(g)(m)	5,000		4,998
Series 2021-R1, Class B1, 3.20%, 10/25/2063‡(g)(m)	2,000		1,986
Series 2021-R1, Class B2, 4.20%, 10/25/2063‡(g)(m)	1,322		1,309
Series 2021-R3, Class B1, 3.07%, 4/25/2064‡(g)(m)	2,500		2,465
Series 2021-R3, Class B2, 4.07%, 4/25/2064‡(g)(m)	1,776		1,750
Series 2020-5, Class B1, 3.71%, 5/25/2065‡(g)(m)	2,400		2,372
Series 2020-5, Class B2, 4.71%, 5/25/2065‡(g)(m)	1,400		1,385
Series 2021-1, Class B1, 2.98%, 1/25/2066‡(g)(m)	3,150		3,084
Series 2021-5, Class B1, 3.04%, 9/25/2066‡(g)(m)	3,826		3,657
Series 2021-5, Class B2, 3.94%, 9/25/2066‡(g)(m)	3,750		3,585
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 2.36%, 10/25/2034(m)	605		601
Series 2005-AR5, Class A6, 2.86%, 5/25/2035(m)	1,434		1,473
Series 2005-AR16, Class 1A1, 2.64%, 12/25/2035(m)	434		442
Series 2005-AR14, Class 1A3, 2.83%, 12/25/2035(m)	1,006		1,023
Series 2005-AR14, Class 1A4, 2.83%, 12/25/2035(m)	671		683

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-AR18, Class 1A3A, 2.81%, 1/25/2036(m)	46	48
Series 2006-AR2, Class 1A1, 3.03%, 3/25/2036(m)	152	153
Series 2004-AR10, Class A1B, 0.95%, 7/25/2044(m)	581	583
Series 2005-AR15, Class A1A1, 0.63%, 11/25/2045(m)	29	29
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	556	546
Series 2005-4, Class CB7, 5.50%, 6/25/2035	371	374
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,944	1,978
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	618	623
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	166	153
Series 2007-1, Class 1A7, 0.71%, 2/25/2037(m)	2,602	1,866
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 2.73%, 12/25/2036(m)	137	131
Series 2007-15, Class A1, 6.00%, 11/25/2037	162	158

		490,277

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,648)		493,276

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
United States — 3.7%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052‡(g)	2,500	2,252
Series 2019-BN16, Class F, 3.69%, 2/15/2052‡(g)(m)	2,000	1,514
Series 2019-BN21, Class F, 2.68%, 10/17/2052‡(g)	4,000	2,881
Series 2019-BN23, Class D, 2.50%, 12/15/2052‡(g)	4,000	3,524
Series 2020-BN30, Class F, 2.00%, 12/15/2053‡(g)(m)	3,000	2,013
Series 2021-BN31, Class E, 2.50%, 2/15/2054‡(g)(m)	2,500	2,062
Series 2017-BNK5, Class D, 3.08%, 6/15/2060‡(g)(m)	2,000	1,793
Series 2018-BN14, Class F, 3.94%, 9/15/2060‡(g)	1,534	1,039
Series 2018-BN15, Class E, 3.00%, 11/15/2061‡(g)	1,000	802
Series 2019-BN18, Class F, 3.33%, 5/15/2062‡(g)	9,699	7,265
Series 2019-BN24, Class D, 2.50%, 11/15/2062‡(g)	1,000	828
Series 2020-BN25, Class D, 2.50%, 1/15/2063‡(g)	1,000	869
Series 2020-BN26, Class D, 2.50%, 3/15/2063‡(g)	1,350	1,175
Series 2020-BN28, Class E, 2.50%, 3/15/2063‡(g)	3,000	2,479
BBCMS MORTGAGE TRUST
Series 2017-C1, Class D, 3.49%, 2/15/2050‡(g)(m)	2,887	2,599
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(g)	975	835
Series 2019-B9, Class F, 3.75%, 3/15/2052‡(g)(m)	6,590	5,010
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(g)	4,000	3,555
Series 2020-B21, Class E, 2.00%, 12/17/2053‡(g)	2,500	1,861
Series 2020-B21, Class F, 2.00%, 12/17/2053‡(g)	3,000	1,981
Series 2021-B26, Class F, 1.98%, 6/15/2054‡(g)(m)	10,000	6,443
Series 2019-B14, Class E, 2.50%, 12/15/2062‡(g)	1,415	1,152
Series 2019-B15, Class E, 2.75%, 12/15/2072‡(g)	4,391	3,766
Series 2019-B15, Class F, 2.75%, 12/15/2072‡(g)(m)	5,000	3,565
BX
Series 2021-MFM1, Class G, 4.01%, 1/15/2034‡(g)(m)	750	746
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.81%, 11/15/2035‡(g)(m)	77	77
Series 2020-BXLP, Class F, 2.11%, 12/15/2036‡(g)(m)	760	755
Series 2020-VIV2, Class C, 3.54%, 3/9/2044‡(g)(m)	30,590	30,351
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 2.26%, 12/15/2037‡(g)(m)	2,690	2,687
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049‡(m)	750	745
Series 2017-CD4, Class D, 3.30%, 5/10/2050‡(g)	1,000	897

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(g)	1,831	1,605
Series 2017-CD6, Class C, 4.26%, 11/13/2050‡(m)	1,371	1,421
Series 2018-CD7, Class D, 3.10%, 8/15/2051‡(g)(m)	2,000	1,817
Series 2019-CD8, Class E, 3.00%, 8/15/2057‡(g)	2,000	1,638
Series 2019-CD8, Class F, 3.00%, 8/15/2057‡(g)	1,500	998
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class D, 4.20%, 11/10/2049‡(g)(m)	1,000	900
CGMS Commercial Mortgage Trust
Series 2017-B1, Class E, 3.30%, 8/15/2050‡(g)(m)	3,000	2,247
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(g)(m)	2,750	2,785
Series 2015-GC27, Class D, 4.42%, 2/10/2048‡(g)(m)	3,756	3,584
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(g)	2,500	2,322
Series 2016-C1, Class D, 4.94%, 5/10/2049‡(g)(m)	2,225	2,216
Series 2016-C2, Class D, 3.25%, 8/10/2049‡(g)(m)	1,000	899
Series 2016-P6, Class D, 3.25%, 12/10/2049‡(g)	1,325	1,115
Series 2017-P7, Class D, 3.25%, 4/14/2050‡(g)	3,000	2,496
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(m)	910	936
Series 2020-GC46, Class E, 2.60%, 2/15/2053‡(g)	4,500	3,549
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037‡(g)(m)	2,750	2,560
Series 2014-CR15, Class C, 4.69%, 2/10/2047‡(m)	3,375	3,508
Series 2014-LC15, Class D, 5.00%, 4/10/2047‡(g)(m)	1,500	1,485
Series 2014-CR19, Class D, 4.70%, 8/10/2047‡(g)(m)	400	389
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(g)	5,100	4,349
Series 2014-LC17, Class D, 3.69%, 10/10/2047‡(g)	3,250	3,175
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(g)	4,675	3,966
Series 2015-CR22, Class E, 3.00%, 3/10/2048‡(g)	2,500	2,206
Series 2015-CR22, Class D, 4.11%, 3/10/2048‡(g)(m)	1,000	983
Series 2015-LC21, Class D, 4.33%, 7/10/2048‡(m)	450	441
Series 2015-CR24, Class D, 3.46%, 8/10/2048‡(m)	2,134	1,952
Series 2015-CR25, Class D, 3.78%, 8/10/2048‡(m)	2,000	1,842
Series 2015-CR27, Class D, 3.45%, 10/10/2048‡(g)(m)	500	471
Series 2015-LC23, Class D, 3.61%, 10/10/2048‡(g)(m)	2,750	2,702
Series 2015-LC23, Class E, 3.61%, 10/10/2048‡(g)(m)	1,500	1,349
Series 2016-CR28, Class D, 3.89%, 2/10/2049‡(m)	1,350	1,326
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AM, 5.42%, 2/15/2040	25	26
CSAIL Commercial Mortgage Trust
Series 2019-C15, Class C, 4.99%, 3/15/2052‡(m)	3,835	4,085
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(m)	1,000	1,014
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049‡(g)(m)	1,170	971
Series 2016-C3, Class E, 4.23%, 8/10/2049‡(g)(m)	1,250	922
FHLMC Multiclass Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	2,092
FHLMC Multi-Family Structured Agency Credit Risk
Series 2021-MN2, Class B1, 5.55%, 7/25/2041(g)(m)	2,000	1,991
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.05%, 1/25/2051(g)(m)	595	586
Series 2021-MN1, Class M2, 3.80%, 1/25/2051(g)(m)	11,750	11,706
Series 2021-MN1, Class B1, 7.80%, 1/25/2051(g)(m)	2,650	2,955
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.29%, 7/25/2023(m)	104,168	401
Series KC03, Class X1, IO, 0.49%, 11/25/2024(m)	64,824	760
Series K734, Class X3, IO, 2.17%, 7/25/2026(m)	13,025	1,056
Series KC04, Class X1, IO, 1.25%, 12/25/2026(m)	14,977	600

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K084, Class X3, IO, 2.24%, 11/25/2028(m)	6,000	773
Series K090, Class X3, IO, 2.31%, 10/25/2029(m)	1,750	255
Series K723, Class X3, IO, 1.91%, 10/25/2034(m)	6,544	204
Series Q012, Class X, IO, 4.17%, 9/25/2035(m)	24,863	5,503
Series K054, Class X3, IO, 1.60%, 4/25/2043(m)	17,000	977
Series K067, Class X3, IO, 2.11%, 9/25/2044(m)	34,106	3,511
Series K727, Class X3, IO, 2.01%, 10/25/2044(m)	33,818	1,556
Series K068, Class X3, IO, 2.06%, 10/25/2044(m)	11,050	1,119
Series K059, Class X3, IO, 1.92%, 11/25/2044(m)	24,693	1,992
Series K729, Class X3, IO, 1.97%, 11/25/2044(m)	37,637	1,809
Series K060, Class X3, IO, 1.89%, 12/25/2044(m)	1,000	80
Series K061, Class X3, IO, 1.97%, 12/25/2044(m)	1,544	132
Series K066, Class X3, IO, 2.16%, 8/25/2045(m)	20,000	2,079
Series K728, Class X3, IO, 1.95%, 11/25/2045(m)	8,120	398
Series K071, Class X3, IO, 2.01%, 11/25/2045(m)	5,000	519
Series K089, Class X3, IO, 2.30%, 1/25/2046(m)	22,283	3,142
Series K087, Class X3, IO, 2.32%, 1/25/2046(m)	18,300	2,515
Series K091, Class X3, IO, 2.28%, 4/25/2046(m)	15,000	2,173
Series K082, Class X3, IO, 2.21%, 10/25/2046(m)	11,750	1,497
Series K102, Class X3, IO, 1.89%, 12/25/2046(m)	1,180	150
Series K088, Class X3, IO, 2.35%, 2/25/2047(m)	11,130	1,612
Series K093, Class X3, IO, 2.21%, 5/25/2047(m)	15,000	2,082
Series K092, Class X3, IO, 2.25%, 5/25/2047(m)	21,150	2,994
Series K094, Class X3, IO, 2.12%, 7/25/2047(m)	14,206	1,941
Series K116, Class X3, IO, 3.02%, 9/25/2047(m)	10,500	2,258
Series K108, Class X3, IO, 3.49%, 4/25/2048(m)	19,600	4,651
FNMA ACES
Series 2019-M21, Class X2, IO, 1.31%, 2/25/2031(m)	5,835	539
Series 2016-M4, Class X2, IO, 2.65%, 1/25/2039(m)	12,360	306
FNMA, Multi-Family REMIC Trust
Series 2020-M37, Class X, IO, 1.11%, 4/25/2032(m)	28,031	2,020
FREMF Mortgage Trust
Series 2015-KF10, Class B, 6.20%, 7/25/2022(g)(m)	405	406
Series 2017-KF31, Class B, 3.00%, 4/25/2024(g)(m)	1,322	1,312
Series 2017-KF32, Class B, 2.65%, 5/25/2024(g)(m)	1,581	1,581
Series 2017-KF38, Class B, 2.60%, 9/25/2024(g)(m)	632	632
Series 2018-K731, Class C, 3.93%, 2/25/2025(g)(m)	2,000	2,059
Series 2018-KF47, Class B, 2.10%, 5/25/2025(g)(m)	1,413	1,394
Series 2018-KF49, Class B, 2.00%, 6/25/2025(g)(m)	202	195
Series 2018-KF51, Class C, 6.10%, 8/25/2025(g)(m)	2,875	2,905
Series 2019-KF58, Class B, 2.25%, 1/25/2026(g)(m)	1,081	1,076
Series 2019-KC03, Class B, 4.37%, 1/25/2026(g)(m)	2,304	2,393
Series 2019-KF62, Class B, 2.15%, 4/25/2026(g)(m)	997	990
Series 2017-KF33, Class B, 2.65%, 6/25/2027(g)(m)	566	561
Series 2017-KF40, Class B, 2.80%, 11/25/2027(g)(m)	978	978
Series 2018-KF43, Class B, 2.25%, 1/25/2028(g)(m)	1,623	1,619
Series 21K-F116, Class CS, 6.45%, 6/25/2028(g)(m)	10,890	11,140
Series 2018-KF50, Class B, 2.00%, 7/25/2028(g)(m)	370	365
Series 2018-K82, Class B, 4.13%, 9/25/2028(g)(m)	1,460	1,576
Series 2018-KSW4, Class C, 5.10%, 10/25/2028(m)	5,000	4,876
Series 2019-KF59, Class B, 2.45%, 2/25/2029(g)(m)	2,864	2,864
Series 2019-KG01, Class B, 4.16%, 4/25/2029(g)(m)	3,090	3,181
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029(g)	283,931	1,441
Series 2019-KF63, Class B, 2.45%, 5/25/2029(g)(m)	3,442	3,442
Series 2019-KW09, Class C, PO, 6/25/2029(g)	24,011	15,078
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029(g)	32,681	185
Series 21K-F102, Class CS, 6.05%, 1/25/2031(g)(m)	12,100	12,233

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-K153, Class B, PO, 4/25/2032(g)	10,281	5,447
Series 2017-K67, Class C, 3.94%, 9/25/2049(g)(m)	730	748
Series 2017-K729, Class B, 3.67%, 11/25/2049(g)(m)	1,400	1,447
Series 2017-K63, Class C, 3.87%, 2/25/2050(g)(m)	1,380	1,430
Series 2017-K71, Class B, 3.75%, 11/25/2050(g)(m)	1,280	1,343
Series 2017-K71, Class C, 3.75%, 11/25/2050(g)(m)	1,065	1,089
Series 2019-K103, Class B, 3.45%, 12/25/2051(g)(m)	970	993
Series 2020-K737, Class C, 3.30%, 1/25/2053(g)(m)	1,470	1,485
GNMA
Series 2012-44, IO, 0.03%, 3/16/2049(m)	4,816	4
Series 2015-86, IO, 0.40%, 5/16/2052(m)	8,237	182
Series 2013-7, IO, 0.29%, 5/16/2053(m)	41,683	415
Series 2012-89, IO, 0.19%, 12/16/2053(m)	7,616	21
Series 2014-186, IO, 0.44%, 8/16/2054(m)	4,304	64
Series 2015-33, IO, 0.66%, 2/16/2056(m)	7,550	228
Series 2015-59, IO, 0.90%, 6/16/2056(m)	3,766	129
Series 2016-40, IO, 0.63%, 7/16/2057(m)	8,846	258
Series 2016-71, Class QI, IO, 0.91%, 11/16/2057(m)	54,562	2,595
Series 2016-157, IO, 0.92%, 11/16/2057(m)	13,550	705
Series 2016-155, IO, 0.59%, 2/16/2058(m)	12,509	447
Series 2016-151, IO, 0.94%, 6/16/2058(m)	46,238	2,276
Series 2017-54, IO, 0.64%, 12/16/2058(m)	6,986	329
Series 2017-86, IO, 0.81%, 5/16/2059(m)	2,088	99
Series 2017-148, IO, 0.57%, 7/16/2059(m)	9,819	418
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061(m)	6,659	442
Series 2020-145, IO, 0.73%, 3/16/2063(m)	56,927	3,712
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡(g)(m)	500	500
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(g)	800	734
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(g)(m)	750	738
Series 2015-GC28, Class D, 4.32%, 2/10/2048‡(g)(m)	2,500	2,459
Series 2015-GC32, Class E, 4.42%, 7/10/2048‡(g)(m)	2,500	2,002
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,380	1,223
Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(g)(m)	2,900	2,744
Series 2017-GS6, Class D, 3.24%, 5/10/2050‡(g)	1,750	1,644
Series 2015-GC30, Class D, 3.38%, 5/10/2050‡	1,250	1,207
Series 2019-GC40, Class E, 3.00%, 7/10/2052‡(g)	2,250	1,865
Series 2019-GC42, Class D, 2.80%, 9/1/2052‡(g)	2,000	1,759
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039‡(g)(m)	3,625	3,162
Series 2019-LIC, Class F, 3.24%, 10/14/2039‡(g)(m)	4,170	3,509
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045‡(g)	2,000	1,891
Series 2013-C17, Class D, 4.89%, 1/15/2047‡(g)(m)	1,250	1,215
Series 2014-C21, Class D, 4.64%, 8/15/2047‡(g)(m)	2,049	1,969
Series 2016-C1, Class D2, 4.23%, 3/15/2049‡(g)(m)	1,465	1,397
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class D, 3.43%, 8/15/2049‡(g)(m)	4,500	3,877
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, 1.91%, 5/15/2036‡(g)(m)	2,040	2,031
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.82%, 7/15/2044(m)	50	50
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(m)	3,265	1,474
MHC Commercial Mortgage Trust
Series 2021-MHC, Class G, 3.31%, 4/15/2038‡(g)(m)	14,400	14,382
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045‡(g)	1,500	1,447
Series 2012-C5, Class E, 4.64%, 8/15/2045‡(g)(m)	2,500	2,504

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-C14, Class D, 5.05%, 2/15/2047‡(g)(m)	3,750	3,820
Series 2014-C15, Class D, 4.90%, 4/15/2047‡(g)(m)	365	367
Series 2014-C16, Class C, 4.76%, 6/15/2047‡(m)	2,000	1,953
Series 2015-C24, Class D, 3.26%, 5/15/2048‡(g)	3,000	2,830
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(g)(m)	730	702
Series 2019-L2, Class D, 3.00%, 3/15/2052‡(g)	7,075	6,162
Series 2019-L2, Class E, 3.00%, 3/15/2052‡(g)	2,575	2,109
Series 2021-L5, Class E, 2.50%, 5/15/2054‡(g)	2,885	2,342
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036‡(g)	10,000	9,498
Series 2019-PARK, Class G, 2.72%, 12/15/2036‡(g)	4,000	3,714
Series 2019-PARK, Class J, 4.25%, 12/15/2036‡(g)	17,000	16,165
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.81%, 10/15/2049‡(g)(m)	211	209
Series 2019-01, Class M10, 3.36%, 10/15/2049‡(g)(m)	4,900	4,776
Series 2020-01, Class M10, 3.86%, 3/25/2050‡(g)(m)	7,836	7,787
NYC Commercial Mortgage Trust
Series 2021-909, Class E, 3.21%, 4/10/2043‡(g)(m)	5,000	4,157
VASA Trust
Series 2021-VASA, Class G, 5.11%, 7/15/2039‡(g)(m)	1,360	1,361
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(g)(m)	3,413	3,484
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(g)(m)	245	248
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(g)(m)	359	362
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 3.76%, 2/15/2040‡(g)(m)	1,818	1,809
Series 2015-NXS1, Class E, 2.88%, 5/15/2048‡(g)(m)	1,500	1,306
Series 2015-C28, Class D, 4.08%, 5/15/2048‡(m)	2,040	1,935
Series 2016-C35, Class D, 3.14%, 7/15/2048‡(g)	5,000	4,176
Series 2018-C43, Class D, 3.00%, 3/15/2051‡(g)	1,250	1,102
Series 2019-C52, Class XA, IO, 1.59%, 8/15/2052(m)	3,837	352
Series 2015-NXS3, Class D, 3.15%, 9/15/2057‡(g)	1,000	957
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class D, 3.90%, 9/15/2057‡(g)(m)	5,505	5,169

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $498,797)		484,128

LOAN ASSIGNMENTS — 2.4%(n)
Canada — 0.0%(c)
1011778 BC ULC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 11/19/2026(f)	661	651
WestJet Airlines Ltd., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(f)	647	630

		1,281

France — 0.0%(c)
Altice France SA, 1st Lien Term Loan B-13
(ICE LIBOR USD 1 Month + 4.00%), 4.11%, 8/14/2026(f)	2,667	2,655
Numericable US LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.69%), 3.93%, 1/31/2026(f)	675	671

		3,326

Ireland — 0.0%(c)
ICON Luxembourg SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.75%, 7/3/2028(f)	127	126

Luxembourg — 0.1%
ICON Luxembourg SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.75%, 7/3/2028(f)	508	507
Intelsat Jackson Holdings, 1st Lien Term Loan
(1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(f)	2,707	2,698
Nestle Skin Health, Term Loan B

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(f)	9,234	9,221

		12,426

Netherlands — 0.0%(c)
Commscope, Inc., 1st Lien Term Loan B-2
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 4/6/2026(f)	1,224	1,202

United Kingdom — 0.0%(c)
Cineworld Finance US, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(f)	434	328
Delta 2 Lux SARL, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(f)	467	465

		793

United States — 2.3%
Adient US LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.61%, 4/10/2028(f)	5,333	5,330
Advanced Drainage Systems, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026(f)	311	312
Air Medical Group Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/2/2025(f)	450	450
Albany Molecular Research, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026(f)	1,074	1,073
Alliance Laundry Systems LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(f)	1,046	1,046
Allied Universal Holdco LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028(f)	818	816
Altice Financing SA, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.75%), 2.99%, 7/15/2025(f)	886	875
Altium Packaging LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028(f)	709	702
American Axle & Manufacturing, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(f)	1,078	1,074
Ancestry.com, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(f)	888	882
API Group DE, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 10/1/2026(f)	828	826
AppleCaramel Buyer LLC, 1st Lien Term Loan B
(3-MONTH PRIME + 3.00%), 6.25%, 10/19/2027(f)	8,072	8,065
Asplundh Tree Expert LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 9/7/2027(f)	810	804
Astoria Energy LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(f)	855	852
Asurion LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 7/31/2027(f)	268	267
Asurion LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 5.25%), 5.36%, 1/31/2028(f)(o)	325	325
Asurion LLC, Term Loan B-6
(ICE LIBOR USD 1 Month + 3.13%), 3.23%, 11/3/2023(f)	541	540
Asurion LLC, Term Loan B-7
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 11/3/2024(f)	243	241
Atkins Nutritionals, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(f)	323	325
Avantor Funding, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(f)	991	989
Axalta Coating Systems US Holdings, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 1.75%), 1.97%, 6/1/2024(f)	349	348
B&G Foods, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 10/10/2026(f)	476	476

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Banijay Entertainment, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.85%, 3/1/2025(f)	543	540
Birkenstock, 1st Lien Term Loan B
(ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028(f)(o)	732	730
BJ’s Wholesale Club, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 2/3/2024(f)	361	361
Bombardier Recreational Products, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 5/24/2027(f)	504	498
Brookfield WEC Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(f)	1,387	1,379
Brooks Automation, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 2/1/2029(f)(o)	686	684
Brooks Automation, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 6.25%), 6.75%, 2/1/2030(f)(o)	169	169
Buckeye Partners LP, 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026(f)	559	556
Bway Holding Co., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024(f)	7,171	7,098
Cabinetworks, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(f)	5,821	5,783
Caesars Resort Collection LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.86%, 12/23/2024(f)(o)	1,009	1,003
Calpine Construction Finance Co. LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 1/15/2025(f)	987	978
Camelot Finance LP, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(f)	693	692
Carroll County Energy LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.72%, 2/16/2026(f)	751	737
CBS Radio, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 11/18/2024(f)	244	240
CCI Buyer, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(f)	3,417	3,422
CenturyLink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 3/15/2027(f)	1,034	1,016
Chamberlain Group, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/3/2028(f)	656	655
Charter Communications Operating LLC, 1st Lien Term Loan B-2
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 2/1/2027(f)	1,732	1,714
Cincinnati Bell, Inc., 1st Lien Term Loan B-2
(ICE LIBOR USD 3 Month + 3.25%), 3.47%, 11/22/2028(f)	2,256	2,255
Cineworld Finance US, Inc., 1st Lien Term Loan B
(3-MONTH FIXED + 7.00%), 15.25%, 5/23/2024(f)	55	65
CITGO Holding, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 7.00%), 8.00%, 8/1/2023(f)	326	322
Claire’s Stores, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.50%), 6.61%, 12/18/2026(f)(p)	1,819	1,803
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.80%, 8/21/2026(f)	2,498	2,462
Club Car, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028(f)	487	486
Conair Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028(f)(o)	923	922
Conservice LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.47%, 5/13/2027(f)	662	661
Consilio, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.50%, 5/12/2028(f)	788	786

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Cortes NP Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.85%, 3/2/2027(f)(o)	2,167	2,155
CPV Shore Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.86%, 12/29/2025(f)	309	294
CSC Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 7/17/2025(f)	1,343	1,322
CSC Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 1/15/2026(f)	949	933
CVS Holdings I LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.36%, 8/31/2026(f)	589	588
DaVita, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 8/12/2026(f)	639	633
DexKo Global, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 10/4/2028(f)(o)	4,969	4,959
DexKo Global, Inc., Delay Draw Term Loan B-1
(3-MONTH UNFND + 0.00%), 4.25%, 10/4/2028(f)(o)	785	784
Diamond Sports Group LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 8/24/2026(f)	338	137
DigiCert Buyer, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.11%, 10/16/2026(f)	481	480
(ICE LIBOR USD 1 Month + 7.00%), 7.11%, 2/19/2029(f)	145	146
Directv Financing LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027(f)	7,618	7,623
Duff & Phelps Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(f)	537	538
E.W. Scripps Co., 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028(f)	417	416
EIF Channelview Cogeneration LLC, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 5/3/2025(f)	130	129
Elanco Animal Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.85%, 8/1/2027(f)	370	364
Endo Pharmaceutical, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.75%, 3/27/2028(f)	198	192
Ensemble RCM LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.05%, 8/3/2026(f)	661	660
Enterprise Development Authority (The), 1st lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028(f)	592	592
Envision Healthcare Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.86%, 10/10/2025(f)	885	684
EPIC Crude Services LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.18%, 3/2/2026(f)	11,392	9,235
Exelon Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027(f)	772	771
FGI Operating Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(f)(k)	153	16
FGI Operating Co. LLC, 1st Lien Term Loan B + 0.00%), 12/31/2100(f)(k)	809	—	(d)
First Student Bidco, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(f)	4,632	4,604
First Student Bidco, 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(f)	1,710	1,699
Forterra Finance LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023(f)	312	312
Garda World Security, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.36%, 10/30/2026(f)	500	501
Gates Global LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(f)	4,368	4,353
Gemini HDPE LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027(f)	614	613

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Genesee & Wyoming, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.00%), 2.22%, 12/30/2026(f)	1,025	1,019
Getty Images, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(f)	572	571
Go Daddy Group, Inc. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.85%, 2/15/2024(f)	332	330
Golden Nugget, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/2023(f)	594	596
GoodRx, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.86%, 10/10/2025(f)(o)	948	945
Graham Packaging, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(f)	3,748	3,734
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 1/2/2026(f)	862	858
Gray Television, Inc., 1st Lien Term Loan D
(ICE LIBOR USD 1 Month + 3.00%), 3.10%, 12/1/2028(f)	215	214
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(f)	5,839	5,835
Griffon Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 2.81%, 1/24/2029(f)(o)	716	715
Grizzly Acquisitions, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 3.46%, 10/1/2025(f)	313	312
Harsco Corp., Term Loan B-3
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(f)	533	530
Hearthside Group Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.69%), 3.79%, 5/23/2025(f)	349	346
Hertz Corp. (The), 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(f)(o)	888	888
Hertz Corp. (The), 1st Lien Term Loan C
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(f)(o)	168	168
Holley, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/17/2028(f)(o)	454	453
Holley, Inc., Delayed Draw Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/17/2028(f)(o)	13	13
Hostess Brands LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 3.00%, 8/3/2025(f)	683	681
HUB International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.02%, 4/25/2025(f)	614	607
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(f)	479	479
iHeartCommunications, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 5/1/2026(f)	4,147	4,123
iHeartCommunications, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/1/2026(f)	150	150
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(f)	532	533
Ineos US Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.00%, 11/8/2028(f)(o)	500	497
INEOS US Petrochem LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026(f)	348	347
Ingram Micro, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/30/2028(f)	572	571
Insulet, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(f)	916	915
Intelsat Jackson Holding, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.75%, 12/1/2028(f)(o)	935	933

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Interior Logic Group, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(f)	706	687
Invenergy LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 8/28/2025(f)	284	280
ION Corporates, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 3.97%, 3/11/2028(f)	389	388
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(f)	1,118	1,115
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(f)	4,141	4,141
Jazz Pharmaceuticals plc, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(f)(o)	847	846
JBS USA LUX SA, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 5/1/2026(f)	3,610	3,599
KDC US Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.85%, 12/22/2025(f)	1,029	1,016
LABL, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.50%, 10/29/2028(f)	4,989	5,015
LegalShield, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 12/15/2028(f)	330	329
Leslie’s Poolmart, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.02%, 3/9/2028(f)	1,048	1,046
LifePoint Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.86%, 11/16/2025(f)	590	588
LogMeIn, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.75%), 4.86%, 8/31/2027(f)	698	692
Madison IAQ LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(f)(o)	4,718	4,698
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 12/14/2028(f)(o)	720	723
Medallion Midland Acquisition LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.50%, 10/18/2028(f)	448	447
Medline, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028(f)(o)	3,558	3,542
MetroNet Systems Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.50%, 6/2/2028(f)	473	471
MH Sub I LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 9/13/2024(f)	725	721
MI Windows & Doors, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.54%, 12/18/2027(f)	303	303
Mirion Technologies, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 2.75%), 3.25%, 10/20/2028(f)(o)	499	496
Momentive Performance Materials, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 5/15/2024(f)	619	619
Moran Foods LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038(f)	449	444
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 8.00%, 4/1/2024‡(f)	3,346	3,312
Moran Foods LLC, Tranche A Second Lien Term Loan
(ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(f)	2,570	2,108
NAI Entertainment Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(f)	292	286
Navitas Midstream Midland Basin, LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/13/2024(f)	702	701
Netsmart Technologies, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(f)	453	453

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Nexstar Broadcasting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 9/18/2026(f)	943	940
Nielsen Finance LLC, 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 2.00%), 2.10%, 10/4/2023(f)	282	282
Nielsen Holdings plc, Term Loan B3
(ICE LIBOR USD 1 Month + 3.75%), 3.86%, 3/6/2028(f)	466	466
Option Care Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.25%, 10/27/2028(f)	435	434
Osmose Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028(f)	564	560
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 9/24/2028(f)	2,381	2,374
Parexel International Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028(f)	5,040	5,038
Pathway Vet Alliance LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.86%, 3/31/2027(f)	737	736
PCI Pharma Services, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/30/2027(f)	835	834
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(f)	788	787
Petco Health & Wellness Co., Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(f)	6,496	6,486
PetVet Care Centers LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/14/2025(f)	546	543
PG&E Corp., Exit Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025(f)	808	792
Pike Corp., Delayed Draw Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 1/21/2028(f)	561	559
Plantronics, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 7/2/2025(f)	1,749	1,716
PQ Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/2028(f)	488	487
Prime Security Services Borrower LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(f)	1,241	1,237
PrimeSource, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(f)	2,602	2,586
Project Boost Purchaser LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.61%, 6/1/2026(f)	401	399
Proofpoint, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028(f)(o)	490	487
Pure Fishing, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.61%, 12/22/2025(f)	10,802	10,402
Qlik Technologies, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.30%, 4/26/2024(f)	401	400
Quest Software US Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.14%, 5/16/2025(f)	917	911
Quest Software US Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.50%, 1/19/2029(f)(o)	795	786
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan
(ICE LIBOR USD 1 Month + 7.00%), 8.00%, 3/21/2025(f)	145	143
Quikrete Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 2.75%, 6/11/2028(f)(o)	674	672
Radiology Partners, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.35%, 7/9/2025(f)	550	543
RealPage, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(f)	544	541

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Red Ventures LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.61%, 11/8/2024(f)	330	327
Reynolds Consumer Products, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 2/4/2027(f)	818	812
Reynolds Group Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/5/2026(f)	673	668
Ring Container Technologies LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.27%, 8/12/2028(f)	430	430
Sabre Holdings Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027(f)	3,642	3,587
Samsonite International SA, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/25/2025(f)	401	396
Scientific Games Corp., 1st Lien Term Loan B-5
(ICE LIBOR USD 1 Month + 2.75%), 2.86%, 8/14/2024(f)	5,693	5,674
Shearer’s Foods LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.25%, 9/23/2027(f)	326	325
Shutterfly, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026(f)	3,505	3,399
Solenis International LP, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/9/2028(f)	2,963	2,957
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.85%, 6/27/2025(f)	394	393
Spin Holdco, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(f)	546	545
Spirit AeroSystems, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.25%, 1/15/2025(f)	1,524	1,527
SRS Distribution, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/2/2028(f)(o)	477	477
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025(f)	317	313
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 1.75%), 1.86%, 4/16/2025(f)	257	254
St. George’s University Scholastic Services LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 7/17/2025(f)	949	945
Staples, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026(f)	1,170	1,115
Star Merger Sub, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 2/6/2026(f)	724	721
Summer (BC) Holdco B SARL, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.50%), 5.25%, 12/4/2026(f)(o)	1,911	1,911
Summit Materials LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 11/21/2024(f)	460	460
Sundyne, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(f)	714	714
Synaptics, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.75%, 12/2/2028(f)(o)	705	704
Tekni-Plex, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.50%, 9/15/2028(f)	416	417
Tekni-Plex, Inc., Delayed Draw Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.50%, 9/15/2028(f)(o)	24	24
Tenneco, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 10/1/2025(f)	664	656
Tennessee Merger Sub, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(f)	416	400

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

ThoughtWorks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.50%, 3/24/2028(f)	285	285
Thyssenkrupp Elevator, 1st Lien Term Loan B-1
(ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027(f)	2,901	2,901
Titan Acquisition Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.35%, 3/28/2025(f)	7,113	7,011
Traeger Grills, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 6/29/2028(f)	619	616
Trans Union LLC, Term Loan B6
(ICE LIBOR USD 1 Month + 2.25%), 2.75%, 12/1/2028(f)	639	636
TransDigm Group, Inc., 1st Lien Term Loan E
(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 5/30/2025(f)	1,069	1,058
TransDigm Group, Inc., 1st Lien Term Loan F
(ICE LIBOR USD 1 Month + 2.25%), 2.36%, 12/9/2025(f)	1,746	1,727
Trinseo Materials Operating SCA, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 9/6/2024(f)	337	334
Triton Water Holdings, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(f)	4,360	4,323
Tropicana, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 1/24/2029(f)(o)	298	297
Tropicana, Inc., Delayed Draw Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 1/24/2029(f)(o)	17	17
Truck Hero, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028(f)	1,854	1,848
U.S. Renal Care, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 5.00%), 5.10%, 6/26/2026(f)	4,095	4,038
UFC Holdings LLC, 1st Lien Term Loan B-3
(ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(f)	2,768	2,743
Ultimate Software Group, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026(f)	1,150	1,146
Ultra Resources, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(f)(o)	596	595
United Natural Foods, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.36%, 10/22/2025(f)	1,425	1,424
Univision Communications Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 4.00%, 3/15/2026(f)	519	518
USI, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.22%, 5/16/2024(f)	539	535
Utz Quality Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 1/20/2028(f)	406	405
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.10%, 6/2/2025(f)	10,366	10,280
Vertex Aerospace, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/6/2028(f)	474	474
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.50%, 2/11/2028(f)	144	144
Whataburger, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028(f)	700	698
Wheel Pros, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(f)	637	636
WIRB Copernicus Group, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 4.00%), 5.00%, 1/8/2027(f)	1,421	1,421
WMG Acquisition Corp., 1st Lien Term Loan G
(ICE LIBOR USD 1 Month + 2.13%), 2.23%, 1/20/2028(f)	1,249	1,239
Zayo Group, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 3.11%, 3/9/2027(f)	721	711

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Zekelman Industries, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.11%, 1/24/2027(f)	664	657

		297,806

TOTAL LOAN ASSIGNMENTS (Cost $318,358)		316,960

	Shares (000)
EXCHANGE-TRADED FUNDS — 1.5%
United States — 1.5%
JPMorgan Equity Premium Income ETF(q)(Cost $201,069)	3,218	196,272

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 1.3%
Cayman Islands — 0.0%(c)
BlueMountain CLO Ltd.
Series 2018-3A, Class D, 3.51%, 10/25/2030‡(g)(m)	685	677
Voya CLO Ltd.
Series 2016-3A, Class CR, 3.49%, 10/18/2031‡(g)(m)	550	530

		1,207

United States — 1.3%
ABFC Trust
Series 2003-OPT1, Class A1A, 0.93%, 4/25/2033‡(m)	163	162
Series 2004-OPT3, Class M1, 0.86%, 9/25/2033‡(m)	587	584
Series 2004-HE1, Class M1, 1.01%, 3/25/2034‡(m)	776	769
Series 2005-WF1, Class M1, 0.65%, 11/25/2034‡(m)	81	81
ACC Trust
Series 2019-1, Class B, 4.47%, 10/20/2022(g)	393	393
Series 2019-1, Class C, 6.41%, 2/20/2024(g)	2,050	2,074
Accredited Mortgage Loan Trust
Series 2004-4, Class M1, 0.98%, 1/25/2035‡(m)	510	497
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 1.40%, 11/25/2032‡(m)	498	516
Series 2004-OP1, Class M2, 1.68%, 4/25/2034‡(m)	2,169	2,179
American Credit Acceptance Receivables Trust
Series 2018-3, Class F, 6.44%, 6/12/2025(g)	1,255	1,276
Series 2018-4, Class F, 6.94%, 10/13/2025(g)	1,045	1,074
Series 2019-1, Class F, 6.06%, 12/12/2025(g)	1,630	1,686
Series 2019-3, Class F, 5.42%, 5/12/2026(g)	1,210	1,243
Series 2020-2, Class D, 5.65%, 5/13/2026(g)	900	947
Series 2019-2, Class F, 5.81%, 6/12/2026(g)	510	525
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-AR1, Class M1, 1.17%, 9/25/2032‡(m)	205	215
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class A2, 0.71%, 2/25/2034‡(m)	576	564
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 1.98%, 4/25/2034(m)	827	829
Series 2004-HE7, Class M2, 1.68%, 10/25/2034‡(m)	707	739
Series 2005-HE6, Class M4, 1.07%, 7/25/2035‡(m)	217	218
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE11, Class M2, 1.68%, 12/25/2034‡(m)	106	106
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class A, 1.01%, 12/25/2033‡(m)	318	314
Series 2003-SD1, Class M1, 1.38%, 12/25/2033‡(m)	388	390
Series 2004-HE2, Class M2, 1.91%, 3/25/2034‡(m)	242	263
Series 2003-1, Class M1, 1.76%, 11/25/2042‡(m)	200	213
Series 2004-SD4, Class A1, 1.01%, 8/25/2044‡(m)	732	743
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 0.90%, 6/25/2034‡(m)	414	402
Series 2004-D, Class MV2, 1.14%, 9/25/2034‡(m)	137	140
Series 2004-D, Class MF2, 6.06%, 9/25/2034‡(j)	603	615
Series 2004-D, Class MF3, 6.26%, 9/25/2034‡(j)	1,640	1,671
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032(m)	116	113
Series 2004-1, Class 1M1, 4.73%, 5/25/2033‡	841	895

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-4, Class 1A5, 4.99%, 5/25/2033‡(j)	654	649
Series 2004-1, Class 2M1, 0.86%, 9/25/2033‡(m)	42	42
Series 2004-2, Class 1M1, 5.70%, 2/26/2035‡(m)	1,803	1,812
CHEC Loan Trust
Series 2004-1, Class M1, 1.01%, 7/25/2034‡(g)(m)	669	665
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 1.16%, 2/25/2035‡(m)	152	151
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035‡(j)	28	28
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2020-9, Class PT, 8.26%, 4/15/2045(g)(m)	2,737	2,707
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 0.86%, 6/25/2034‡(m)	427	421
Series 2004-3, Class M2, 0.93%, 6/25/2034‡(m)	397	397
Series 2004-BC4, Class M1, 1.16%, 11/25/2034‡(m)	73	73
Series 2004-ECC2, Class M2, 1.08%, 12/25/2034‡(m)	269	270
Series 2005-AB4, Class 2A1, 0.65%, 3/25/2036‡(m)	1,299	1,278
Countrywide Partnership Trust
Series 2004-EC1, Class M2, 1.05%, 1/25/2035(m)	363	360
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class B, 2.86%, 1/16/2029(g)	1,500	1,519
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class AF6, 5.05%, 2/25/2036‡(m)	121	122
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M3, 1.08%, 2/25/2034‡(m)	691	691
Series 2004-1, Class M2, 0.93%, 3/25/2034‡(m)	419	418
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 1.11%, 7/25/2034‡(m)	887	888
Drive Auto Receivables Trust
Series 2021-2, Class A2, 0.36%, 5/15/2024	122	122
DT Auto Owner Trust
Series 2018-3A, Class E, 5.33%, 11/17/2025(g)	2,732	2,810
Series 2019-1A, Class E, 4.94%, 2/17/2026(g)	3,690	3,808
Series 2019-2A, Class E, 4.46%, 5/15/2026(g)	4,167	4,301
Series 2019-3A, Class E, 3.85%, 8/17/2026(g)	3,900	3,987
Exeter Automobile Receivables Trust
Series 2018-2A, Class E, 5.33%, 5/15/2025(g)	1,300	1,342
Series 2019-3A, Class D, 3.11%, 8/15/2025(g)	2,385	2,428
Series 2019-1A, Class E, 5.20%, 1/15/2026(g)	4,340	4,508
Series 2019-3A, Class E, 4.00%, 8/17/2026(g)	2,333	2,406
Series 2020-1A, Class E, 3.74%, 1/15/2027(g)	2,690	2,728
Finance America Mortgage Loan Trust
Series 2004-3, Class M2, 1.05%, 11/25/2034‡(m)	139	139
First Franklin Mortgage Loan Asset-Backed Certificates
Series 2004-FF3, Class M1, 0.93%, 5/25/2034‡(m)	428	425
Ford Credit Auto Owner Trust
Series 2020-C, Class A2, 0.25%, 10/15/2023	35	35
Series 2019-B, Class A3, 2.23%, 10/15/2023	44	44
Series 2017-1, Class A, 2.62%, 8/15/2028(g)	150	150
FREED ABS Trust
Series 2019-1, Class C, 5.39%, 6/18/2026‡(g)	1,359	1,367
Fremont Home Loan Trust
Series 2002-1, Class M1, 1.36%, 8/25/2033‡(m)	841	860
Series 2004-B, Class M2, 1.05%, 5/25/2034‡(m)	325	331
Series 2004-C, Class M1, 1.08%, 8/25/2034‡(m)	543	541
Series 2004-D, Class M1, 0.98%, 11/25/2034(m)	1,402	1,379
Series 2004-D, Class M2, 1.01%, 11/25/2034(m)	226	222
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class D, 4.94%, 12/15/2025(g)	540	560
Series 2019-2A, Class D, 4.52%, 2/17/2026(g)	1,000	1,024
GM Financial Automobile Leasing Trust
Series 2020-3, Class A2A, 0.35%, 11/21/2022	1	1
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3, 2.18%, 4/16/2024	28	29
GSAMP Trust
Series 2003-SEA, Class A1, 0.91%, 2/25/2033‡(m)	556	542
Series 2003-HE1, Class M1, 1.35%, 6/20/2033‡(m)	1,108	1,108

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-NC1, Class M1, 0.78%, 2/25/2035‡(m)	401	410
Series 2006-FM1, Class A2C, 0.43%, 4/25/2036‡(m)	2,190	1,703
Home Equity Mortgage Loan Asset-Backed Trust SPMD
Series 2004-B, Class M2, 1.23%, 11/25/2034‡(m)	353	352
Series 2004-C, Class M2, 1.01%, 3/25/2035‡(m)	636	618
Hyundai Auto Receivables Trust
Series 2020-C, Class A2, 0.26%, 9/15/2023	52	52
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 1.13%, 8/25/2033‡(m)	59	59
Marlette Funding Trust
Series 2017-3A, Class D, 5.03%, 12/15/2024‡(g)	185	186
MASTR Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 4.23%, 12/25/2032‡(m)	1,725	1,734
Series 2004-OPT2, Class M2, 1.08%, 9/25/2034(m)	554	549
Series 2005-NC1, Class M4, 1.25%, 12/25/2034‡(m)	569	578
ME Funding LLC
Series 2019-1, Class A2, 6.45%, 7/30/2049(g)	2,395	2,480
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.08%, 7/25/2034(m)	204	201
Series 2004-HE2, Class M1, 1.31%, 8/25/2035‡(m)	92	92
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(g)(m)	3,045	3,084
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.13%, 10/25/2033‡(m)	389	389
Series 2004-HE1, Class M1, 0.96%, 1/25/2034‡(m)	489	489
Series 2004-NC3, Class M1, 0.90%, 3/25/2034‡(m)	1,373	1,365
Series 2004-HE2, Class M3, 2.28%, 3/25/2034‡(m)	186	186
Series 2004-NC5, Class M1, 1.01%, 5/25/2034‡(m)	3,197	3,133
Series 2004-WMC2, Class M1, 1.02%, 7/25/2034‡(m)	995	993
Series 2004-WMC2, Class M2, 1.91%, 7/25/2034‡(m)	199	209
Series 2004-HE6, Class M2, 1.01%, 8/25/2034‡(m)	676	671
Series 2004-HE7, Class M2, 1.05%, 8/25/2034‡(m)	174	174
Series 2004-HE6, Class M3, 1.08%, 8/25/2034‡(m)	447	439
Series 2004-HE7, Class M3, 1.13%, 8/25/2034‡(m)	45	45
Series 2004-HE8, Class M2, 1.13%, 9/25/2034‡(m)	245	242
Series 2004-NC8, Class M3, 1.22%, 9/25/2034‡(m)	323	322
Series 2004-HE8, Class M3, 1.23%, 9/25/2034(m)	430	426
Series 2005-HE1, Class M2, 0.81%, 12/25/2034‡(m)	264	263
Series 2005-NC1, Class M3, 0.87%, 1/25/2035‡(m)	263	260
Morgan Stanley Mortgage Loan Trust
Series 2007-5AX, Class 2A2, 0.41%, 2/25/2037‡(m)	3,137	1,079
New Century Home Equity Loan Trust
Series 2004-1, Class M1, 0.99%, 5/25/2034(m)	1,532	1,526
Series 2004-2, Class M2, 1.04%, 8/25/2034‡(m)	106	106
Series 2004-2, Class M4, 1.91%, 8/25/2034‡(m)	330	330
Series 2004-3, Class M2, 1.08%, 11/25/2034‡(m)	330	332
Series 2004-3, Class M3, 1.17%, 11/25/2034‡(m)	256	259
Series 2004-4, Class M2, 0.90%, 2/25/2035‡(m)	295	294
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.88%, 9/25/2033‡(m)	1,156	1,186
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051(g)	2,500	2,457
Series 2021-1A, Class B1, 4.23%, 1/20/2051‡(g)	1,250	1,266
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(g)	915	917
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(g)	990	990
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 0.75%, 8/25/2033‡(m)	283	280
Series 2003-5, Class M2, 2.43%, 8/25/2033(m)	46	53
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 0.96%, 11/25/2034(m)	383	380
People’s Choice Home Loan Securities Trust
Series 2004-2, Class M3, 1.83%, 10/25/2034(m)	1,910	1,927

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

PNMAC FMSR Issuer Trust
Series 2018-FT1, Class A, 2.46%, 4/25/2023(g)(m)	2,878	2,863
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.96%, 2/25/2023(g)(m)	3,715	3,721
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(g)	780	781
Series 2018-1A, Class D, 4.14%, 10/15/2024(g)	865	876
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051(g)(j)	3,333	3,261
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051‡(g)(j)	6,250	6,187
Series 2021-RN4, Class A2, 5.19%, 10/25/2051(g)(m)	5,000	4,961
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060(g)(j)	4,000	3,963
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038‡(g)	6,080	5,940
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025‡(g)(j)	7,000	6,969
RAMP Trust
Series 2002-RS2, Class AI5, 5.32%, 3/25/2032‡(m)	243	242
RASC Trust
Series 2005-KS2, Class M1, 0.75%, 3/25/2035‡(m)	247	246
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 1.61%, 12/25/2032‡(m)	393	386
Series 2003-1, Class M1, 1.61%, 6/25/2033‡(m)	158	158
Series 2003-4, Class M1, 1.38%, 3/25/2034‡(m)	1,208	1,193
Series 2003-4, Class M2F, 6.24%, 3/25/2034(j)	649	685
Santander Drive Auto Receivables Trust
Series 2021-2, Class A2, 0.28%, 4/15/2024	43	43
Series 2021-2, Class A3, 0.34%, 2/18/2025	162	162
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(g)	365	371
Series 2018-A, Class F, 6.80%, 9/15/2025(g)	554	557
SASCO Mortgage Loan Trust
Series 2004-GEL3, Class M1, 1.68%, 8/25/2034‡(m)	668	672
Saxon Asset Securities Trust
Series 2004-2, Class MV2, 1.91%, 8/25/2035(m)	273	273
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 0.89%, 2/25/2034‡(m)	1,308	1,303
Series 2005-OP1, Class M2, 0.78%, 1/25/2035‡(m)	410	400
Specialty Underwriting & Residential Finance Trust
Series 2004-BC1, Class M2, 1.71%, 2/25/2035‡(m)	15	15
Stanwich Mortgage Loan Co. LLC
Series 2021-NPB1, Class A2, 4.38%, 10/16/2026(g)(j)	5,500	5,391
Structured Asset Investment Loan Trust
Series 2004-5, Class M3, 1.04%, 5/25/2034‡(m)	2	2
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	1,237	859
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M1, 1.01%, 10/25/2034‡(m)	571	567
Series 2004-2, Class M8A, 4.61%, 10/25/2034‡(g)(m)	290	300
Series 2004-2, Class M8B, 5.00%, 10/25/2034‡(g)(m)	290	287
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class M2, 1.05%, 4/25/2034‡(m)	137	136
Series 2004-1, Class M4, 1.83%, 4/25/2034‡(m)	88	88
Westlake Automobile Receivables Trust
Series 2019-1A, Class E, 4.49%, 7/15/2024(g)	2,865	2,937
Series 2018-3A, Class F, 6.02%, 2/18/2025(g)	3,605	3,672
Series 2019-1A, Class F, 5.67%, 2/17/2026(g)	1,769	1,809
Series 2019-2A, Class F, 5.00%, 3/16/2026(g)	1,880	1,922

		171,408

TOTAL ASSET-BACKED SECURITIES (Cost $168,258)		172,615

FOREIGN GOVERNMENT SECURITIES — 1.3%
Angola — 0.0%(c)
Republic of Angola
9.50%, 11/12/2025(b)	970	1,059
8.00%, 11/26/2029(g)	1,550	1,535
8.00%, 11/26/2029(b)	780	772
9.13%, 11/26/2049(b)	1,200	1,142

		4,508

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Argentina — 0.0%(c)
Argentine Republic
1.00%, 7/9/2029	353	125
0.50%, 7/9/2030(j)	1,853	627
1.13%, 7/9/2035(j)	5,116	1,578
2.00%, 1/9/2038(j)	1,486	563
2.50%, 7/9/2041(j)	450	160

		3,053

Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026(b)	970	1,044
7.00%, 10/12/2028(b)	1,400	1,489
6.75%, 9/20/2029(b)	200	210
5.45%, 9/16/2032(g)	481	454
6.00%, 9/19/2044(b)	1,500	1,300
7.50%, 9/20/2047(b)	970	940

		5,437

Belarus — 0.0%(c)
Republic of Belarus
6.88%, 2/28/2023(b)	270	255
6.20%, 2/28/2030(b)	400	291
6.38%, 2/24/2031(b)	900	655

		1,201

Brazil — 0.1%
Federative Republic of Brazil
4.25%, 1/7/2025	880	926
4.50%, 5/30/2029	1,130	1,123
8.25%, 1/20/2034	585	740
5.63%, 1/7/2041	950	929
5.00%, 1/27/2045	1,230	1,097

		4,815

Colombia — 0.0%(c)
Republic of Colombia
4.50%, 1/28/2026	350	361
3.88%, 4/25/2027	690	677
7.38%, 9/18/2037	1,000	1,110
6.13%, 1/18/2041	950	929
5.00%, 6/15/2045	1,370	1,165
5.20%, 5/15/2049	420	362

		4,604

Costa Rica — 0.0%(c)
Republic of Costa Rica
4.38%, 4/30/2025(b)	200	202
7.00%, 4/4/2044(b)	1,100	1,018

		1,220

Croatia — 0.0%(c)
Republic of Croatia 6.00%, 1/26/2024(b)	1,290	1,394

Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50%, 1/27/2025(b)	510	543
6.88%, 1/29/2026(b)	1,200	1,350
5.95%, 1/25/2027(b)	1,020	1,116
4.50%, 1/30/2030(g)	790	774
4.88%, 9/23/2032(g)	1,090	1,069
5.30%, 1/21/2041(g)	285	271
7.45%, 4/30/2044(b)	1,580	1,784
6.85%, 1/27/2045(b)	500	525
6.50%, 2/15/2048(b)	1,250	1,261
5.88%, 1/30/2060(g)	880	797

		9,490

Ecuador — 0.0%(c)
Republic of Ecuador
5.00%, 7/31/2030(b)(j)	1,000	871
5.00%, 7/31/2030(g)(j)	650	566
1.00%, 7/31/2035(b)(j)	3,110	2,177

		3,614

Egypt — 0.1%
Arab Republic of Egypt
5.75%, 5/29/2024(g)	750	765
3.88%, 2/16/2026(g)	665	605
7.50%, 1/31/2027(b)	1,720	1,733
7.60%, 3/1/2029(g)	1,090	1,053
5.88%, 2/16/2031(a)(g)	482	406
7.05%, 1/15/2032(a)(g)	880	771
7.63%, 5/29/2032(g)	750	673
8.50%, 1/31/2047(b)	1,049	876
8.70%, 3/1/2049(g)	1,520	1,283
8.88%, 5/29/2050(b)	250	214
8.15%, 11/20/2059(g)	1,050	844

		9,223

El Salvador — 0.0%(c)
Republic of El Salvador
5.88%, 1/30/2025(b)	650	382
6.38%, 1/18/2027(b)	950	530
7.12%, 1/20/2050(b)	1,437	746

		1,658

Ethiopia — 0.0%(c)
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(b)	437	328

Gabon — 0.0%(c)
Gabonese Republic 6.95%, 6/16/2025(b)	300	312

Ghana — 0.0%(c)
Republic of Ghana
7.88%, 3/26/2027(b)	360	297
7.63%, 5/16/2029(b)	1,310	1,022
10.75%, 10/14/2030(b)	1,120	1,187
8.63%, 6/16/2049(b)	2,090	1,552

		4,058

Guatemala — 0.0%(c)
Republic of Guatemala
4.50%, 5/3/2026(b)	655	675
6.13%, 6/1/2050(g)	720	786

		1,461

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Hungary — 0.0%(c)
Hungary Government Bond 7.63%, 3/29/2041	952	1,492

Indonesia — 0.0%(c)
Republic of Indonesia
3.50%, 1/11/2028	670	703
6.75%, 1/15/2044(b)	650	902

		1,605

Iraq — 0.0%(c)
Republic of Iraq
6.75%, 3/9/2023(b)	950	955
5.80%, 1/15/2028(b)	1,500	1,434

		2,389

Ivory Coast — 0.0%(c)
Republic of Cote d’Ivoire
5.75%, 12/31/2032(b)(j)	854	850
6.13%, 6/15/2033(b)	3,430	3,510

		4,360

Jamaica — 0.0%(c)
Jamaica Government Bond
8.00%, 3/15/2039	1,243	1,709
7.88%, 7/28/2045	550	757

		2,466

Jordan — 0.0%(c)
Hashemite Kingdom of Jordan 5.85%, 7/7/2030(g)	1,810	1,787

Kazakhstan — 0.0%(c)
Republic of Kazakhstan 6.50%, 7/21/2045(b)	560	745

Kenya — 0.0%(c)
Republic of Kenya
6.88%, 6/24/2024(b)	2,663	2,816
8.00%, 5/22/2032(g)	1,360	1,421
6.30%, 1/23/2034(a)(g)	483	452

		4,689

Lebanon — 0.0%(c)
Lebanese Republic
6.00%, 1/27/2023(b)(k)	1,250	130
6.65%, 4/22/2024(b)(k)	625	65
6.85%, 3/23/2027(b)(k)	2,639	274
6.65%, 11/3/2028(b)(k)	2,215	230
7.25%, 3/23/2037(b)(k)	492	53

		752

Mexico — 0.0%(c)
United Mexican States
5.55%, 1/21/2045	650	738
4.60%, 1/23/2046	610	611
4.50%, 1/31/2050	500	495
3.77%, 5/24/2061	1,198	1,023

		2,867

Morocco — 0.0%(c)
Kingdom of Morocco
3.00%, 12/15/2032(g)	690	637
5.50%, 12/11/2042(b)	1,000	1,057
4.00%, 12/15/2050(g)	650	559

		2,253

Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025(b)	1,000	1,080
6.50%, 11/28/2027(b)	920	922
6.50%, 11/28/2027(g)	1,220	1,223
8.75%, 1/21/2031(b)	780	800
7.88%, 2/16/2032(b)	710	689
7.63%, 11/28/2047(a)(g)	1,290	1,129
7.63%, 11/28/2047(b)	600	525

		6,368

Oman — 0.1%
Sultanate of Oman Government Bond
4.88%, 2/1/2025(g)	320	329
4.75%, 6/15/2026(b)	1,100	1,122
5.38%, 3/8/2027(b)	1,320	1,360
6.00%, 8/1/2029(b)	1,180	1,239
6.25%, 1/25/2031(g)	264	280
7.38%, 10/28/2032(g)	625	709
6.50%, 3/8/2047(b)	340	323
6.75%, 1/17/2048(b)	1,170	1,145
7.00%, 1/25/2051(g)	301	303

		6,810

Pakistan — 0.0%(c)
Islamic Republic of Pakistan
8.25%, 4/15/2024(b)	730	762
8.25%, 9/30/2025(b)	550	579
6.00%, 4/8/2026(g)	471	454
7.38%, 4/8/2031(g)	554	518
8.88%, 4/8/2051(b)	1,287	1,197

		3,510

Panama — 0.1%
Republic of Panama
3.75%, 3/16/2025	1,050	1,095
3.88%, 3/17/2028	1,750	1,838
6.70%, 1/26/2036	1,150	1,463
4.50%, 4/1/2056	810	825
3.87%, 7/23/2060	380	348

		5,569

Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027(b)	2,020	2,179
6.10%, 8/11/2044(b)	2,130	2,486
5.60%, 3/13/2048(b)	350	381
5.40%, 3/30/2050(g)	950	1,017

		6,063

Peru — 0.0%(c)
Republic of Peru
4.13%, 8/25/2027	760	819
5.63%, 11/18/2050	750	989

		1,808

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Philippines — 0.0%(c)
Republic of Philippines
10.63%, 3/16/2025	655	833
3.00%, 2/1/2028	1,100	1,143
7.75%, 1/14/2031	270	376
3.70%, 2/2/2042	1,430	1,451

		3,803

Qatar — 0.1%
State of Qatar
3.25%, 6/2/2026(b)	520	544
4.50%, 4/23/2028(b)	940	1,053
4.00%, 3/14/2029(g)	540	594
5.10%, 4/23/2048(b)	1,200	1,549
4.82%, 3/14/2049(b)	1,570	1,959
4.82%, 3/14/2049(g)	430	536

		6,235

Romania — 0.0%(c)
Romania Government Bond
4.38%, 8/22/2023(b)	1,010	1,051
6.13%, 1/22/2044(b)	810	1,005
5.13%, 6/15/2048(b)	730	811

		2,867

Russia — 0.0%(c)
Russian Federation
12.75%, 6/24/2028(b)	1,250	1,843
5.10%, 3/28/2035(g)	1,000	1,043
5.88%, 9/16/2043(b)	600	697
5.25%, 6/23/2047(b)	800	867

		4,450

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.25%, 10/26/2026(b)	1,000	1,042
3.63%, 3/4/2028(b)	1,980	2,104
2.25%, 2/2/2033(g)	480	456
4.63%, 10/4/2047(b)	1,050	1,200
5.00%, 4/17/2049(b)	650	788
3.45%, 2/2/2061(g)	468	445

		6,035

Senegal — 0.0%(c)
Republic of Senegal
6.75%, 3/13/2048(b)	650	605
6.75%, 3/13/2048(g)	460	428

		1,033

Serbia — 0.0%(c)
Republic of Serbia 2.13%, 12/1/2030(g)	797	713

South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/2028	2,380	2,380
6.25%, 3/8/2041	2,500	2,541
5.00%, 10/12/2046(a)	700	601
5.75%, 9/30/2049	1,550	1,418

		6,940

Sri Lanka — 0.0%(c)
Democratic Socialist Republic of Sri Lanka
5.75%, 4/18/2023(b)	850	453
6.85%, 11/3/2025(b)	596	305
6.20%, 5/11/2027(b)	1,050	513
6.75%, 4/18/2028(b)	2,600	1,273
7.55%, 3/28/2030(g)	660	321

		2,865

Tajikistan — 0.0%(c)
Republic of Tajikistan 7.13%, 9/14/2027(b)	600	521

Turkey — 0.0%(c)
Republic of Turkey
5.60%, 11/14/2024	1,200	1,182
4.88%, 10/9/2026	900	820
5.13%, 2/17/2028	940	835
6.00%, 1/14/2041	1,040	838
4.88%, 4/16/2043	510	367

		4,042

Ukraine — 0.1%
Ukraine Government Bond
7.75%, 9/1/2022(b)	1,160	1,121
7.75%, 9/1/2023(b)	1,910	1,755
7.75%, 9/1/2024(b)	700	624
7.75%, 9/1/2025(b)	970	854
7.75%, 9/1/2026(b)	500	437
7.75%, 9/1/2027(b)	1,080	944
9.75%, 11/1/2028(b)	840	792
7.38%, 9/25/2032(b)	1,560	1,317
7.25%, 3/15/2033(b)	1,530	1,285

		9,129

United Arab Emirates — 0.0%(c)
United Arab Emirates Government Bond
2.88%, 10/19/2041(g)	840	816
4.13%, 10/11/2047(b)	1,900	2,171
3.13%, 9/30/2049(b)	1,430	1,390

		4,377

Uruguay — 0.1%
Oriental Republic of Uruguay
7.88%, 1/15/2033	440	624
7.63%, 3/21/2036	790	1,154
5.10%, 6/18/2050	2,420	3,007
4.98%, 4/20/2055	440	543

		5,328

Zambia — 0.0%(c)
Republic of Zambia 8.97%, 7/30/2027(b)(k)	1,050	775

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $185,653)		171,022

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Shares (000)	Value ($000)

PREFERRED STOCKS — 0.7%
United States — 0.7%
Allstate Corp. (The),
Series H, 5.10%, 10/15/2024 ($25 par value)(r)		49	1,270
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value)(r)		145	3,784
Series HH, 5.88%, 7/24/2023 ($25 par value)(r)		121	3,193
Series KK, 5.38%, 6/25/2024 ($25 par value)(r)		92	2,416
Series LL, 5.00%, 9/17/2024 ($25 par value)(r)		35	905
Energy Transfer LP,
Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024(f)(r)		255	6,358
Goodman Networks, Inc. *‡		64	1
MetLife, Inc.,
Series F, 4.75%, 3/15/2025 ($25 par value)(r)		99	2,498
Morgan Stanley,
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value)(f)(r)		72	1,956
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value)(f)(r)		419	11,556
Series L, 4.88%, 1/15/2025 ($25 par value)(r)		25	643
MYT Holding LLC,
Series A, 10.00%, 6/6/2029‡		2,316	2,468
NextEra Energy Capital Holdings, Inc.,
Series N, 5.65%, 3/1/2079 ($25 par value)		115	3,050
Northern Trust Corp.,
Series E, 4.70%, 1/1/2025 ($25 par value)(r)		62	1,578
Public Storage,
Series L, , REIT4.63%, 6/17/2025 ($25 par value)(r)		77	1,963
SCE Trust VI,
5.00%, 6/26/2022 ($25 par value)(r)		453	11,249
Sempra Energy,
5.75%, 7/1/2079 ($25 par value)		18	475
Southern Co. (The),
Series 2020, 4.95%, 1/30/2080 ($25 par value)		160	4,083
State Street Corp.,
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value)(f)(r)		43	1,192
Truist Financial Corp.,
Series R, 4.75%, 9/1/2025 ($25 par value)(r)		104	2,644
US Bancorp,
Series K, 5.50%, 10/15/2023 ($25 par value)(r)		58	1,505
Wells Fargo & Co.,
Series AA, 4.70%, 12/15/2025 ($25 par value)(r)		19	463
Series Y, 5.63%, 6/15/2022 ($25 par value)(r)		153	3,881
Series Z, 4.75%, 3/15/2025 ($25 par value)(r)		776	19,267

TOTAL PREFERRED STOCKS (Cost $85,237)			88,398

		Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023(s)(Cost $56,058)		56,298	55,911

CONVERTIBLE BONDS — 0.4%
Australia — 0.0%(c)
Afterpay Ltd. Zero Coupon, 3/12/2026(b)	AUD	1,600	1,125
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026(b)	AUD	1,600	1,128
Glencore Funding LLC Zero Coupon, 3/27/2025(b)		1,000	1,034

			3,287

Cameroon — 0.0%(c)
Golar LNG Ltd. 2.75%, 2/15/2022		486	485

China — 0.1%
Hansoh Pharmaceutical Group Co. Ltd. Zero Coupon, 1/22/2026(b)		600	544
Hello Group, Inc. 1.25%, 7/1/2025		1,149	1,036
Meituan Zero Coupon, 4/27/2028(b)		800	732
Pharmaron Beijing Co. Ltd. Zero Coupon, 6/18/2026(b)		600	519
Pinduoduo, Inc. Zero Coupon, 12/1/2025		1,120	1,029
Smart Insight International Ltd. 4.50%, 12/5/2023(b)	HKD	4,000	474
Weibo Corp. 1.25%, 11/15/2022		1,124	1,102

			5,436

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)

Germany — 0.0%(c)
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027(b)	EUR	800		867

Israel — 0.0%(c)
Wix.com Ltd. Zero Coupon, 8/15/2025		1,673		1,481

New Zealand — 0.0%(c)
Xero Investments Ltd. Zero Coupon, 12/2/2025(b)		916		812

South Korea — 0.0%(c)
Delivery Hero SE Series A, 1.00%, 4/30/2026(b)	EUR	300		273

Spain — 0.0%(c)
Cellnex Telecom SA 0.75%, 11/20/2031(b)	EUR	1,200		1,232

United Kingdom — 0.0%(c)
Barclays Bank plc Zero Coupon, 2/4/2025		490		783
Series VUN, Zero Coupon, 2/18/2025		508		576
Capital & Counties Properties plc REIT, 2.00%, 3/30/2026	GBP	500		707
Cornwall Jersey Ltd. 0.75%, 4/16/2026(b)	GBP	300		351
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028(b)	EUR	600		546
Ocado Group plc 0.75%, 1/18/2027(b)	GBP	300		360
Trainline plc 1.00%, 1/14/2026(b)	GBP	600		664
WH Smith plc 1.63%, 5/7/2026(b)	GBP	500		660

				4,647

United States — 0.3%
Affirm Holdings, Inc. Zero Coupon, 11/15/2026(g)		779		610
Airbnb, Inc. Zero Coupon, 3/15/2026(g)		693		658
Alteryx, Inc. 1.00%, 8/1/2026		1,137		996
Avalara, Inc. 0.25%, 8/1/2026(g)		687		609
Beyond Meat, Inc. Zero Coupon, 3/15/2027(g)		473		324
BigCommerce Holdings, Inc. 0.25%, 10/1/2026(g)		389		333
BlackRock TCP Capital Corp. 4.63%, 3/1/2022		582		581
BofA Finance LLC 0.25%, 5/1/2023		615		664
Chegg, Inc. Zero Coupon, 9/1/2026		1,646		1,328
DigitalBridge Group, Inc. REIT, 5.00%, 4/15/2023		853		868
DISH Network Corp.
2.38%, 3/15/2024		2,092		2,004
3.38%, 8/15/2026		4,533		4,219
DocuSign, Inc. Zero Coupon, 1/15/2024		970		918
Dropbox, Inc. Zero Coupon, 3/1/2026(g)		999		969
Gulfport Energy Corp. 15.00% (PIK), 3/10/2022‡(e)(h)(i)		—	(d)	1,491
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027(g)		469		404
LendingTree, Inc. 0.50%, 7/15/2025		1,331		1,113
Liberty Interactive LLC
4.00%, 11/15/2029		3,709		2,754
3.75%, 2/15/2030		320		233
Meritor, Inc. 3.25%, 10/15/2037		564		598
MFA Financial, Inc. REIT, 6.25%, 6/15/2024		882		908
Peloton Interactive, Inc. Zero Coupon, 2/15/2026(g)		1,133		970
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023		716		725
Repay Holdings Corp. Zero Coupon, 2/1/2026(g)		855		740
RingCentral, Inc.
Zero Coupon, 3/1/2025		1,093		999
Zero Coupon, 3/15/2026		1,704		1,463
RWT Holdings, Inc. 5.75%, 10/1/2025		313		317
Shift4 Payments, Inc. 0.50%, 8/1/2027(g)		544		458
Splunk, Inc. 1.13%, 6/15/2027		657		597
Spotify USA, Inc. Zero Coupon, 3/15/2026(g)		654		572
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		636		632
TripAdvisor, Inc. 0.25%, 4/1/2026(g)		672		584
Twitter, Inc. Zero Coupon, 3/15/2026(g)		1,630		1,443
Uber Technologies, Inc. Zero Coupon, 12/15/2025		1,071		1,003
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		756		778

				33,863

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

Vietnam — 0.0%(c)
No. Va Land Investment Group Corp. 5.25%, 7/16/2026(b)	1,200		1,173

TOTAL CONVERTIBLE BONDS (Cost $54,662)			53,556

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.2%
United States — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	20		1,083
Bank of America Corp. Series L, 7.25% ($1,000 par value)	2		3,033
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	1		2,590
Bunge Ltd. 4.88% ($100 par value)	6		833
Claire’s Stores, Inc.*‡	3		7,254
Danaher Corp. Series B, 5.00%, 4/15/2023 ($1,000 par value)	—	(d)	750
Dominion Energy, Inc.
Series A, 7.25%, 6/1/2022 ($100 par value)	10		973
Essential Utilities, Inc. 6.00%, 4/30/2022 ($50 par value)	8		466
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 ($50 par value)	26		2,309
NextEra Energy, Inc. 6.22%, 9/1/2023 ($50 par value)	30		1,548
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 ($100 par value)	9		945
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	2		2,751

			24,535

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,722)			24,535

	Principal Amount ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 0.0%(c)
Israel — 0.0%(c)
Israel Government AID Bond
4.50%, 1/30/2043	873		1,061
4.13%, 1/17/2048	1,966		2,278

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,020)			3,339

	No. of Warrants (000)
WARRANTS — 0.0%(c)
United Kingdom — 0.0%(c)
Cineworld Group expiring 12/31/2049, price 4149.00 GBP*	17		—	(d)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	48		903

			903

United States — 0.0%(c)
Chesapeake Energy Corp. expiring 2/9/2026, price 31.49 USD*	19		731
expiring 2/9/2026, price 27.08 USD*	17		709
expiring 2/9/2026, price 35.46 USD*	10		364
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	4		61

			1,865

TOTAL WARRANTS (Cost $1)			2,768

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.0%(c)
United States — 0.0%(c)
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	282		300
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	615		600
Pool # MA4465, 2.00%, 11/1/2051	54		53
Pool # MA4548, 2.50%, 2/1/2052	20		20
Pool # MA4563, 2.50%, 2/1/2052(l)	60		60
Pool # MA4564, 3.00%, 2/1/2052(l)	18		19

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,060)			1,052

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	No. of Rights (000)	Value ($000)

RIGHTS — 0.0%(c)
United States — 0.0%(c)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	488	658

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 2.3%
CERTIFICATES OF DEPOSIT — 0.0%(c)
Svenska Handelsbanken AB 0.25%, 3/16/2022(Cost $189)	189	189

COMMERCIAL PAPER — 0.0%(c)
Enbridge US, Inc. 0.47%, 3/21/2022(g)(t)	400	400
Enel Finance America LLC 1.01%, 1/20/2023(g)	250	248
Toronto-Dominion Bank (The) 0.40%, 11/22/2022(g)	250	248
Waste Management, Inc. 0.31%, 9/8/2022(g)(t)	250	249
Westpac Securities NZ Ltd. 0.52%, 11/25/2022(g)(t)	250	248

TOTAL COMMERCIAL PAPER (Cost $1,395)		1,393

	Shares (000)
INVESTMENT COMPANIES — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(q)(u)	48,792	48,811
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(q)(u)	39,408	39,424

TOTAL INVESTMENT COMPANIES (Cost $88,216)		88,235

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(q)(u)	185,981	185,926
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(q)(u)	21,576	21,576

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $207,536)		207,502

TOTAL SHORT-TERM INVESTMENTS (Cost $297,336)		297,319

Total Investments — 99.8% (Cost $12,226,369)		13,131,731
Other Assets Less Liabilities — 0.2%		24,438

Net Assets — 100.0%		13,156,169

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Equity-Linked Notes	8.7%
Banks	7.6
Oil, Gas & Consumable Fuels	6.4
Equity Real Estate Investment Trusts (REITs)	5.2
Diversified Telecommunication Services	4.2
Collateralized Mortgage Obligations	3.8
Commercial Mortgage-Backed Securities	3.7
Pharmaceuticals	3.6
Electric Utilities	3.4
Media	3.3
Capital Markets	3.0
Insurance	2.9
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	1.7
Semiconductors & Semiconductor Equipment	1.6
Wireless Telecommunication Services	1.6
Food Products	1.6
Metals & Mining	1.6
Chemicals	1.5
Multi-Utilities	1.5
Exchange-Traded Fund	1.5
Asset-Backed Securities	1.3
Foreign Government Securities	1.3
Food & Staples Retailing	1.1
Technology Hardware, Storage & Peripherals	1.1
Auto Components	1.0
IT Services	1.0
Others (each less than 1.0%)	20.2
Short-Term Investments	2.2

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GMTN	Global medium term note
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $200,984.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2022.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2022.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2022.

(k)	Defaulted security.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2022.

(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of January 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2022.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(t)	The rate shown is the effective yield as of January 31, 2022.
(u)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,380	03/2022	EUR	64,983	(1,605)
S&P 500 E-Mini Index	868	03/2022	USD	195,419	(7,139)
U.S. Treasury 10 Year Note	15,471	03/2022	USD	1,980,288	(18,055)

					(26,799)

Short Contracts
Russell 2000 E-Mini Index	(5,437)	03/2022	USD	(550,360)	25,020

					25,020

					(1,779)

Abbreviations

EUR	Euro
USD	United States Dollar

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—		$1,207		$1,207
United States	—	98,013		73,395		171,408

Total Asset-Backed Securities	—	98,013		74,602		172,615

Collateralized Mortgage Obligations
Bermuda	—	—		2,999		2,999
United States	—	351,671		138,606		490,277

Total Collateralized Mortgage Obligations	—	351,671		141,605		493,276

Commercial Mortgage-Backed Securities
United States	—	175,634		308,494		484,128
Common Stocks
Australia	—	128,053		—		128,053
Austria	—	13,576		—		13,576
Belgium	3,938	28,515		—		32,453
Brazil	22,474	4,010		—		26,484
Canada	268,548	—		—		268,548
Cayman Islands	—	—		—	(a)	— (a)
Chile	4,688	—		—		4,688
China	3,719	214,590		—		218,309
Denmark	—	60,665		—		60,665
Finland	—	57,740		—		57,740
France	—	158,069		—		158,069
Germany	1,634	234,737		—		236,371
Hong Kong	3,568	65,963		—		69,531
India	33,826	31,315		—		65,141
Indonesia	—	32,664		—		32,664
Ireland	—	5,703		—		5,703
Italy	—	93,672		—		93,672
Japan	10,171	200,370		—		210,541
Luxembourg	—	2,184		—		2,184
Mexico	47,656	—		—		47,656
Netherlands	14,437	45,696		—		60,133
New Zealand	—	13,317		—		13,317
Norway	2,546	36,955		—		39,501
Portugal	7,593	7,411		—		15,004
Russia	12,345	17,865		—		30,210
Saudi Arabia	—	9,653		—		9,653
Singapore	5,815	26,948		—		32,763
South Africa	3,835	16,182		—		20,017
South Korea	2,886	63,738		—		66,624
Spain	2,397	115,995		—		118,392
Sweden	—	77,035		—		77,035
Switzerland	—	189,093		—		189,093
Taiwan	6,550	147,536		—		154,086
Thailand	—	5,795		—		5,795
United Kingdom	16,928	301,282		—		318,210
United States	2,126,207	49,455		5,024		2,180,686

Total Common Stocks	2,601,761	2,455,782		5,024		5,062,567

Convertible Bonds
Australia	—	3,287		—		3,287
Cameroon	—	485		—		485
China	—	5,436		—		5,436
Germany	—	867		—		867
Israel	—	1,481		—		1,481
New Zealand	—	812		—		812
South Korea	—	273		—		273
Spain	—	1,232		—		1,232
United Kingdom	—	4,647		—		4,647
United States	—	32,372		1,491		33,863
Vietnam	—	1,173		—		1,173

Total Convertible Bonds	—	52,065		1,491		53,556

Convertible Preferred Stocks
United States	17,281	—		7,254		24,535
Corporate Bonds
Australia	—	21,572		—		21,572
Austria	—	1,344		—		1,344
Azerbaijan	—	4,375		—		4,375
Bahrain	—	1,230		—		1,230
Belarus	—	630		—		630
Belgium	—	2,767		—		2,767
Brazil	—	5,231		—		5,231
Canada	—	181,141		—		181,141
Cayman Islands	—	885		—		885
Chile	—	2,787		—		2,787
China	—	50,307		—		50,307
Colombia	—	3,262		—		3,262
Finland	—	10,329		—		10,329
France	—	87,699		—		87,699
Germany	—	4,830		—		4,830
Greece	—	332		—		332
Guatemala	—	1,169		—		1,169
Hong Kong	—	10,915		—		10,915
India	—	28,991		—		28,991
Indonesia	—	22,987		—		22,987
Ireland	—	15,748		—		15,748
Israel	—	1,188		—		1,188
Italy	—	22,635		—		22,635
Japan	—	10,234		—		10,234
Kazakhstan	—	7,055		—		7,055
Luxembourg	—	36,422		19,096		55,518
Macau	—	1,747		—		1,747
Mexico	—	16,446		—		16,446
Morocco	—	1,148		—		1,148
Netherlands	—	39,584		—		39,584
Norway	—	3,184		—		3,184
Panama	—	1,576		—		1,576
Paraguay	—	300		—		300
Peru	—	1,676		—		1,676
Philippines	—	8,011		—		8,011
Qatar	—	720		—		720
Saudi Arabia	—	1,907		—		1,907
South Africa	—	1,092		—		1,092
South Korea	—	1,871		—		1,871
Spain	—	13,238		—		13,238
Sweden	—	3,243		—		3,243
Switzerland	—	99,983		—		99,983
Thailand	—	5,660		—		5,660
Trinidad and Tobago	—	1,647		—		1,647
Tunisia	—	256		—		256
Turkey	—	639		—		639
Ukraine	—	492		—		492
United Arab Emirates	—	678		—		678
United Kingdom	—	117,107		—		117,107
United States	—	3,686,589		38		3,686,627
Uzbekistan	—	1,249		—		1,249

Total Corporate Bonds	—	4,546,108		19,134		4,565,242

Equity-Linked Notes	—	1,142,113		—		1,142,113
Exchange-Traded Funds	196,272	—		—		196,272
Foreign Government Securities	—	171,022		—		171,022
Loan Assignments
Canada	—	1,281		—		1,281
France	—	3,326		—		3,326
Ireland	—	126		—		126
Luxembourg	—	12,426		—		12,426
Netherlands	—	1,202		—		1,202
United Kingdom	—	793		—		793
United States	—	294,478		3,328		297,806

Total Loan Assignments	—	313,632		3,328		316,960

Mortgage-Backed Securities	—	1,052		—		1,052
Preferred Stocks
United States	85,929	—		2,469		88,398
Rights	—	—		658		658
U.S. Government Agency Securities	—	3,339		—		3,339
U.S. Treasury Obligations	—	55,911		—		55,911
Warrants
United Kingdom	—	—	(a)	903		903
United States	1,804	—		61		1,865

Total Warrants	1,804	—	(a)	964		2,768

Short-Term Investments
Certificates of Deposit	—	189		—		189
Commercial Paper	—	1,393		—		1,393
Investment Companies	88,235	—		—		88,235
Investment of Cash Collateral from Securities Loaned	207,502	—		—		207,502

Total Short-Term Investments	295,737	1,582		—		297,319

Total Investments in Securities	$3,198,784	$9,367,924		$565,023		$13,131,731

Appreciation in Other Financial Instruments
Futures Contracts	$25,020	$—		$—		$25,020
Depreciation in Other Financial Instruments
Futures Contracts	(26,799)	—		—		(26,799)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,779)	$—		$—		$(1,779)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2022
Investments in Securities:
Asset-Backed Securities	$111,362	$1,603	$(2,973)	$89	$6,250	$(37,402)	$1,486	$(5,813)	$74,602
Collateralized Mortgage Obligations	91,751	(65)	(1,802)	1	31,897	(36,262)	56,085	—	141,605
Commercial Mortgage-Backed Securities	270,236	—	(7,041)	180	7,970	(635)	37,784	—	308,494
Common Stocks	8,968	—	(3,944)	—	—	—	—	—	5,024
Convertible Bonds	1,869	—	(378)	—	—	—	—	—	1,491
Convertible Preferred Stocks	7,671	541	(251)	—	—	(707)	—	—	7,254
Corporate Bonds	640	6	(125)	—	18,619	(6)	—	—	19,134
Loan Assignments	3,411	—	(125)	22	3,149	(3,129)	—	—	3,328
Preferred Stocks	2,648	—	(179)	—	—	—	—	—	2,469
Rights	678	—	(20)	—	—	—	—	—	658
Warrants	992	—	(28)	—	—	—	—	—	964

Total	$500,226	$2,085	$(16,866)	$292	$67,885	$(78,141)	$95,355	$(5,813)	$565,023

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(14,832).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended January 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Income Builder Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at January 31, 2022		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$0	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x(5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	0

	1		Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	1

	73,395		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.21%)
				Constant Default Rate	0.00% - 9.39% (2.19%)
				Yield (Discount Rate of Cash Flows)	0.73% - 6.84% (3.61%)

Asset-Backed Securities	73,395

	141,604		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 38.57% (18.83%)
				Constant Default Rate	0.00% - 1.89% (0.03%)
				Yield (Discount Rate of Cash Flows)	2.72% - 8.78% (4.28%)

Collateralized Mortgage Obligations	141,604

	307,021		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.20%)
				Constant Default Rate	0.00% - 5.00% (0.01%)
				Yield (Discount Rate of Cash Flows)	2.22% - 12.40% (5.67%)

Commercial Mortgage-Backed Securities	307,021

	17		Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	17

	61		Market Comparable Companies	EBITDA Multiple (c)	5.2x (5.2x)

Warrants	61

Total	$522,099

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At January 31 2022, the value of these investments was $42,924. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF(a)	$—	$201,069	$—	$—	$(4,797)	$196,272	3,218	$1,787	$—
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	55,261	212,811	228,647	(2)	1	39,424	39,408	10	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	209,276	1,658,025	1,818,457	(17)	(16)	48,811	48,792	23	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%,(a)(b)	213,987	137,000	165,000	(27)	(34)	185,926	185,981	45	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%, (a)(b)	24,954	81,383	84,761	—	—	21,576	21,576	2	—

Total	$503,478	$2,290,288	$2,296,865	$(46)	$(4,846)	$492,009		$1,867	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.